                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08629

                           HARTFORD SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 843-4586

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.4%
$  @43,000   AESOP Funding II LLC, Series 1998-1, Class A (Aaa
               Moodys)
               6.14% due 05/20/06..............................  $    43,711
    17,410   Asset Securitization Corp., Series 1997-D4, Class
               A1D (Aaa Moodys)
               7.49% due 04/14/29..............................       18,918
    17,200   Asset Securitization Corp., Series 1997-D5, Class
               A1E (Aa1 Moodys)
               6.93% due 02/14/41..............................       19,680
     8,450   Bank One Auto Securitization Trust, Series 2003-1,
               Class A3 (Aaa Moodys)
               1.82% due 09/20/07..............................        8,382
    19,310   Capital Auto Receivables Asset Trust, Series
               2004-1, Class A3 (Aaa Moodys)
               2.00% due 11/15/07..............................       19,109
     8,540   Capital One Auto Recievables Trust, Series 2003-1,
               Class A4 (Aaa Moodys)
               2.59% due 09/15/09..............................        8,478
    20,000   Capital One Multi-Asset Execution Trust, Series
               2003-A6, Class A6 (Aaa Moodys)
               2.95% due 08/17/09..............................       20,003
     3,695   Capital One Prime Auto Receivables Trust, Series
               2003-1, Class A3 (Aaa Moodys)
               2.02% due 11/15/07..............................        3,670
    20,000   Carmax Auto Owner Trust, Series 2003-2, Class A3
               (Aaa Moodys)
               2.36% due 10/15/07..............................       19,902
    18,432   Chase Commercial Mortgage Securities Corp., Series
               1997-1, Class A2 (Aaa Moodys)
               7.37% due 06/19/29..............................       19,725
     3,400   Citibank Credit Card Issuance Trust, Series
               2000-B1, Class B1 (A2 Moodys)
               7.05% due 09/17/07..............................        3,544
    16,000   Citibank Credit Card Issuance Trust, Series
               2004-A1, Class A1 (Aaa Moodys)
               2.55% due 01/20/09..............................       15,826
     4,000   Citibank Credit Card Master Trust I, Series
               1999-7, Class B (A2 Moodys)
               6.90% due 11/15/06..............................        4,025
    20,000   Connecticut RRB Special Purposes Trust CL&P,
               Series 2001-1, Class A3 (Aaa Moodys)
               5.73% due 03/30/09..............................       20,927
    14,514   First Union-Lehman Brothers Commercial Mortgage
               Trust, Series 1997-C1, Class A3 (Aaa Moodys)
               7.38% due 04/18/07..............................       15,662
    11,470   Harley-Davidson Motorcycle Trust, Series 2004-1,
               Class A2 (Aaa Moodys)
               2.53% due 11/15/11..............................       11,338
    20,000   Household Automotive Trust, Series 2003-2, Class
               A3 (Aaa Moodys)
               2.31% due 04/17/08..............................       19,933
    12,790   Nissan Auto Receivables Owner Trust, Series
               2003-A, Class A3 (Aaa Moodys)
               2.01% due 11/15/07..............................       12,662

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
$    7,000   Nissan Auto Receivables Owner Trust, Series
               2003-C, Class A3 (Aaa Moodys)
               2.23% due 03/15/07..............................  $     6,985
    12,900   Onyx Acceptance Auto Trust, Series 2002-C, Class
               A4 (Aaa Moodys)
               4.07% due 04/15/09..............................       13,083
     4,540   Onyx Acceptance Auto Trust, Series 2004-A, Class
               A3 (Aaa Moodys)
               2.19% due 03/17/08..............................        4,510
    11,595   Residential Asset Securities Corp., Series
               2004-KS1, Class AI2 (Aaa Moodys)
               2.463% due 09/25/25.............................       11,469
     3,000   Standard Credit Card Master Trust, Series 1995-1,
               Class B (A1 Moodys)
               8.45% due 01/07/07..............................        3,051
    19,605   USAA Auto Owner Trust, Series 2004-1, Class A3
               (Aaa Moodys)
               2.06% due 04/15/08..............................       19,424
    20,000   WFS Financial Owner Trust, Series 2004-1, Class A3
               (Aaa Moodys)
               2.19% due 06/20/08..............................       19,853
     9,300   World Omni Auto Receivables Trust, Series 2002-A,
               Class A4 (Aaa Moodys)
               4.05% due 07/15/09..............................        9,440
                                                                 -----------
                                                                     373,310
                                                                 -----------
             Total collateralized mortgage obligations
               (cost $369,130).................................  $   373,310
                                                                 ===========
  SHARES
----------
COMMON STOCKS -- 68.1%
             BANKS -- 7.7%
     2,520   American Express Co. .............................  $   129,689
     6,991   Bank of America Corp. ............................      302,903
     7,405   Citigroup, Inc. ..................................      326,729
      @@--   HSBC Holdings PLC, ADR............................           --
     2,192   State Street Corp. ...............................       93,633
                                                                 -----------
                                                                     852,954
                                                                 -----------
             BUSINESS SERVICES -- 0.8%
    *3,383   Accenture Ltd. ...................................       91,499
                                                                 -----------
             CHEMICALS -- 0.9%
     2,210   du Pont (E.I.) de Nemours & Co. ..................       94,571
                                                                 -----------
             COMMUNICATIONS -- 0.8%
     4,992   Motorola, Inc. ...................................       90,056
                                                                 -----------
             COMPUTERS & OFFICE EQUIPMENT -- 3.0%
     1,873   3M Co. ...........................................      149,800
    *5,649   EMC Corp. ........................................       65,186
     6,291   Hewlett-Packard Co. ..............................      117,960
                                                                 -----------
                                                                     332,946
                                                                 -----------
             CONSUMER NON-DURABLES -- 4.0%
     2,312   Colgate-Palmolive Co. ............................      104,438
     3,303   Gillette Co. (The)................................      137,884
     3,641   Procter & Gamble Co. (The)........................      197,051
                                                                 -----------
                                                                     439,373
                                                                 -----------

 HARTFORD ADVISERS HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
----------                                                       -----------
COMMON STOCKS -- (CONTINUED)
             DRUGS -- 8.2%
     2,148   Abbott Laboratories...............................  $    91,006
    *2,575   Amgen, Inc. ......................................      145,968
     2,957   Eli Lilly & Co. ..................................      177,580
    *1,123   Genzyme Corp. ....................................       61,108
    10,934   Pfizer, Inc. .....................................      334,568
     2,625   Wyeth.............................................       98,168
                                                                 -----------
                                                                     908,398
                                                                 -----------
             ELECTRONICS -- 7.5%
    *1,576   Broadcom Corp., Class A ..........................       43,012
    *9,259   Cisco Systems, Inc. ..............................      167,592
    11,241   General Electric Co. .............................      377,473
     8,299   Intel Corp. ......................................      166,476
     3,660   Texas Instruments, Inc. ..........................       77,881
                                                                 -----------
                                                                     832,434
                                                                 -----------
             ENERGY & SERVICES -- 4.7%
     2,671   ChevronTexaco Corp. ..............................      143,283
     6,557   ExxonMobil Corp. .................................      316,895
       932   Schlumberger Ltd. ................................       62,733
                                                                 -----------
                                                                     522,911
                                                                 -----------
             FINANCIAL SERVICES -- 0.9%
     2,106   Morgan Stanley Dean Witter & Co. .................      103,831
                                                                 -----------
             FOOD, BEVERAGE & TOBACCO -- 4.1%
     1,839   Anheuser-Busch Cos., Inc. ........................       91,848
     3,226   Coca-Cola Co. (The)...............................      129,197
     1,987   General Mills, Inc. ..............................       89,198
     2,877   PepsiCo., Inc. ...................................      139,951
                                                                 -----------
                                                                     450,194
                                                                 -----------
             HOTELS & GAMING -- 0.6%
     1,281   Marriott International, Inc., Class A.............       66,571
                                                                 -----------
             INSURANCE -- 3.9%
     3,316   American International Group, Inc. ...............      225,428
     2,673   Marsh & McLennan Cos., Inc. ......................      122,312
     2,416   St. Paul Travelers Cos., Inc. (The)...............       79,880
                                                                 -----------
                                                                     427,620
                                                                 -----------
             MACHINERY -- 2.1%
    *4,544   Applied Materials, Inc. ..........................       74,924
     1,902   Caterpillar, Inc. ................................      153,040
                                                                 -----------
                                                                     227,964
                                                                 -----------
             MEDIA & ENTERTAINMENT -- 2.6%
   *12,417   Time Warner, Inc. ................................      200,415
     2,631   Viacom, Inc., Class B.............................       88,310
                                                                 -----------
                                                                     288,725
                                                                 -----------
             MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
     3,325   Medtronic, Inc. ..................................      172,568
                                                                 -----------
             METALS, MINERALS & MINING -- 2.1%
     3,252   Alcoa, Inc. ......................................      109,231
     1,285   Illinois Tool Works, Inc. ........................      119,723
                                                                 -----------
                                                                     228,954
                                                                 -----------
             REAL ESTATE INVESTMENT TRUST -- 0.1%
       267   General Growth Properties, Inc. ..................        8,286
                                                                 -----------

                                                                   MARKET
  SHARES                                                            VALUE
----------                                                       -----------
             RETAIL -- 2.5%
     2,132   Costco Wholesale Corp. ...........................  $    88,610
     4,500   Gap, Inc. (The)...................................       84,150
     2,735   Home Depot, Inc. (The)............................      107,196
                                                                 -----------
                                                                     279,956
                                                                 -----------
             RUBBER & PLASTICS PRODUCTS -- 0.8%
     1,133   NIKE, Inc., Class B...............................       89,296
                                                                 -----------
             SOFTWARE & SERVICES -- 4.5%
     2,389   First Data Corp. .................................      103,904
    14,182   Microsoft Corp. ..................................      392,138
                                                                 -----------
                                                                     496,042
                                                                 -----------
             TRANSPORTATION -- 4.1%
     1,259   FedEx Corp. ......................................      107,918
     2,177   Lockheed Martin Corp. ............................      121,450
     1,633   Northrop Grumman Corp. ...........................       87,067
     1,444   United Technologies Corp. ........................      134,794
                                                                 -----------
                                                                     451,229
                                                                 -----------
             U.S. GOVERNMENT AGENCIES -- 0.6%
     1,179   Federal National Mortgage Association.............       74,774
                                                                 -----------
             Total common stocks (cost $7,158,312).............  $ 7,531,152
                                                                 ===========
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES -- 10.3%
             BANKS -- 1.0%
$   20,000   Bank of America Corp. (Aa2 Moodys)
               5.875% due 02/15/09.............................  $    21,653
     1,000   Bank of America Corp. (Aa3 Moodys)
               6.20% due 02/15/06..............................        1,048
    14,825   Banponce Corp. (Baa1 Moodys)
               6.75% due 12/15/05..............................       15,459
    25,000   Bayerische Landesbank Girozentrale, NY Shares (Aaa
               Moodys)
               5.65% due 02/01/09..............................       26,831
     6,500   Citigroup, Inc. (Aa1 Moodys)
               3.625% due 02/09/09.............................        6,476
     1,000   Citigroup, Inc. (Aa1 Moodys)
               6.50% due 01/18/11..............................        1,122
     8,800   Citigroup, Inc. (Aa2 Moodys)
               6.00% due 10/31/33..............................        8,921
    11,550   HSBC Bank USA N.A. (Aa2 Moodys)
               3.875% due 09/15/09.............................       11,505
       750   KeyCorp. Capital II (A3 Moodys)
               6.875% due 03/17/29.............................          799
     1,500   Mellon Funding Corp. (A2 Moodys)
               6.375% due 02/15/10.............................        1,652
       750   National City Corp. (A2 Moodys)
               6.875% due 05/15/19.............................          865
       500   Republic New York Capital One (A2 Moodys)
               7.75% due 11/15/26..............................          548
       500   State Street Corp. (A1 Moodys)
               7.65% due 06/15/10..............................          593

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
CORPORATE NOTES -- (CONTINUED)
             BANKS -- (CONTINUED)
$   13,685   Wachovia Bank N.A. (A1 Moodys)
               5.80% due 12/01/08..............................  $    14,709
     1,000   Wells Fargo Bank N.A. (Aa2 Moodys)
               6.45% due 02/01/11..............................        1,121
                                                                 -----------
                                                                     113,302
                                                                 -----------
             CHEMICALS -- 0.2%
    20,000   Rohm & Haas Co. (A3 Moodys)
               7.40% due 07/15/09..............................       22,976
                                                                 -----------
             COMMUNICATIONS -- 0.1%
    10,000   Bellsouth Telecommunications (Aa2 Moodys)
               6.375% due 06/01/28.............................       10,226
       750   Telecommunications de Puerto Rico, Inc. (Baa1
               Moodys)
               6.65% due 05/15/06..............................          789
       500   Verizon Global Funding Corp. (A1 Moodys)
               7.25% due 12/01/10..............................          577
       500   Verizon Global Funding Corp. (A1 Moodys)
               7.75% due 12/01/30..............................          599
                                                                 -----------
                                                                      12,191
                                                                 -----------
             CONSUMER NON-DURABLES -- 0.8%
    25,000   Boise Cascade Corp. (Baa3 Moodys)
               7.05% due 05/15/05..............................       25,656
    18,450   Cardinal Health, Inc. (A2 Moodys)
               6.75% due 02/15/11..............................       19,859
    13,140   Colgate-Palmolive Co. (Aa3 Moodys)
               5.58% due 11/06/08..............................       14,108
    21,100   Procter & Gamble Co. (The) (Aa3 Moodys)
               9.36% due 01/01/21..............................       28,302
                                                                 -----------
                                                                      87,925
                                                                 -----------
             CONSUMER SERVICES -- 0.4%
    37,414   Postal Square LP (Aaa Moody's)
               8.95% due 06/15/22..............................       49,681
                                                                 -----------
             DRUGS -- 0.5%
    21,300   Pharmacia Corp. (A1 Moodys)
               6.60% due 12/01/28..............................       24,503
    26,000   Wyeth (A3 Moodys)
               7.25% due 03/01/23..............................       28,368
                                                                 -----------
                                                                      52,871
                                                                 -----------
             EDUCATION -- 0.1%
    10,900   Harvard University (Aaa Moodys)
               8.125% due 04/15/07.............................       12,253
                                                                 -----------
             ELECTRICAL EQUIPMENT -- 0.5%
    30,000   Danaher Corp. (A2 Moodys)
               6.00% due 10/15/08..............................       32,467
    24,950   Rockwell Automation, Inc. (A3 Moodys)
               6.70% due 01/15/28..............................       28,002
                                                                 -----------
                                                                      60,469
                                                                 -----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
             ELECTRONICS -- 0.3%
$   34,425   General Electric Co. (Aaa Moodys)
               5.00% due 02/01/13..............................  $    35,404
       500   Heller Financial, Inc. (Aaa Moodys)
               6.375% due 03/15/06.............................          525
                                                                 -----------
                                                                      35,929
                                                                 -----------
             ENERGY & SERVICES -- 0.1%
    12,250   Amoco Co. (Aa1 Moodys)
               6.50% due 08/01/07..............................       13,342
     1,000   ConocoPhilips Holding Co. (Baa1 Moodys)
               6.95% due 04/15/29..............................        1,154
     1,000   Texaco Capital, Inc. (Aa3 Moodys)
               8.625% due 06/30/10.............................        1,230
                                                                 -----------
                                                                      15,726
                                                                 -----------
             FINANCIAL SERVICES -- 1.2%
    30,000   AXA Financial, Inc. (A2 Moodys)
               7.00% due 04/01/28..............................       34,375
   @15,000   Berkshire Hathaway, Inc. (Aaa Moodys)
               3.375% due 10/15/08.............................       14,882
   @16,355   ERAC USA Finance Co. (Baa1 Moodys)
               7.35% due 06/15/08..............................       18,302
     1,000   Goldman Sachs Group, Inc. (Aa3 Moodys)
               6.65% due 05/15/09..............................        1,114
    27,025   Morgan (J.P.) Chase & Co. (A1 Moodys)
               5.125% due 09/15/14.............................       27,170
    30,000   Toyota Motor Credit Corp. (Aa1 Moodys)
               5.50% due 12/15/08..............................       32,098
                                                                 -----------
                                                                     127,941
                                                                 -----------
             FOOD, BEVERAGE & TOBACCO -- 0.7%
       750   Anheuser-Busch Cos., Inc. (A1 Moodys)
               7.55% due 10/01/30..............................          944
    16,500   Coca-Cola Enterprises, Inc. (A2 Moodys)
               6.75% due 09/15/28..............................       18,818
       500   Coca-Cola Enterprises, Inc. (A2 Moodys)
               8.50% due 02/01/22..............................          660
    19,555   ConAgra Foods, Inc. (Baa1 Moodys)
               7.875% due 09/15/10.............................       23,051
    26,400   PepsiAmericas, Inc. (Baa1 Moodys)
               6.375% due 05/01/09.............................       29,068
                                                                 -----------
                                                                      72,541
                                                                 -----------
             FOREST & PAPER PRODUCTS -- 0.1%
    10,225   Weyerhaeuser Co. (Baa2 Moodys)
               7.375% due 03/15/32.............................       11,733
                                                                 -----------
             INSURANCE -- 1.6%
    20,000   ACE INA Holdings, Inc. (A2 Moodys)
               8.30% due 08/15/06..............................       21,830
       500   American General Corp. (Aaa Moodys)
               6.625% due 02/15/29.............................          560
    10,000   Cincinnati Financial Corp. (A2 Moodys)
               6.90% due 05/15/28..............................       11,244
   @27,000   Jackson National Life Insurance Co. (A2 Moodys)
               8.15% due 03/15/27..............................       33,368
    @8,750   Liberty Mutual Group (Baa3 Moodys)
               5.75% due 03/15/14..............................        8,693

 HARTFORD ADVISERS HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
CORPORATE NOTES -- (CONTINUED)
             INSURANCE -- (CONTINUED)
$  @30,000   New England Mutual Life Insurance Co. (A1 Moodys)
               7.875% due 02/15/24.............................  $    36,422
    @1,250   Prudential Insurance Co. of America (A2 Moodys)
               6.375% due 07/26/06.............................        1,329
     1,000   Reliastar Financial Corp. (Aa3 Moodys)
               8.00% due 10/30/06..............................        1,101
    27,600   Torchmark Corp. (A3 Moodys)
               8.25% due 08/15/09..............................       31,658
    15,000   United Healthcare Group, Inc. (A3 Moodys)
               5.00% due 08/15/14..............................       15,186
    15,000   UnitedHealth Group, Inc. (A3 Moodys)
               4.75% due 02/10/14..............................       14,943
                                                                 -----------
                                                                     176,334
                                                                 -----------
             MEDIA & ENTERTAINMENT -- 0.6%
    30,000   Comcast Cable Communications (Baa2 Moodys)
               6.875% due 06/15/09.............................       33,344
     1,000   Comcast Cable Communications (Baa2 Moodys)
               8.50% due 05/01/27..............................        1,273
    10,400   Tribune Co. (A3 Moodys)
               7.50% due 07/01/23..............................       12,153
    20,000   Walt Disney Co. (The) (A3 Moodys)
               6.375% due 03/01/12.............................       22,035
                                                                 -----------
                                                                      68,805
                                                                 -----------
             MEDICAL INSTRUMENTS & SUPPLIES -- 0.2%
    22,000   Becton, Dickinson & Co. (A2 Moodys)
               6.70% due 08/01/28..............................       24,877
                                                                 -----------
             REAL ESTATE INVESTMENT TRUST -- 0.2%
    20,000   Liberty Property LP (Baa2 Moodys)
               7.25% due 08/15/07..............................       22,146
                                                                 -----------
             RETAIL -- 0.5%
    @3,205   CVS Corp. (A3 Moodys)
               4.875% due 09/15/14.............................        3,204
    20,200   Target Corp. (A2 Moodys)
               5.875% due 11/01/08.............................       21,895
    30,000   Wal-Mart Stores, Inc. (Aa2 Moodys)
               6.875% due 08/10/09.............................       34,023
                                                                 -----------
                                                                      59,122
                                                                 -----------
             TRANSPORTATION -- 0.5%
    19,578   Continental Airlines, Inc., Class B
               (Baa3 Moodys)
               6.90% due 01/02/18..............................       18,851
    15,000   FedEx Corp. (Baa2 Moodys)
               3.50% due 04/01/09..............................       14,743
    25,000   General Motors Acceptance Corp.
               (A3 Moodys)
               5.625% due 05/15/09.............................       25,485
                                                                 -----------
                                                                      59,079
                                                                 -----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
             UTILITIES -- 0.7%
$    1,000   Alabama Power Co. (A2 Moodys)
               7.125% due 10/01/07.............................  $     1,103
    40,000   Kansas City Power & Light Co.
               (A2 Moodys)
               7.125% due 12/15/05.............................       42,153
       567   Niagara Mohawk Power Corp.
               (Baa3 Moodys)
               7.625% due 10/01/05.............................          591
    17,285   Northern Border Pipeline Co.
               (A3 Moodys)
               7.75% due 09/01/09..............................       20,045
                                                                 -----------
                                                                      63,892
                                                                 -----------
             Total corporate notes (cost $1,065,483)...........  $ 1,149,793
                                                                 ===========
FOREIGN/YANKEE BONDS & NOTES -- 0.8%
             BANKS -- 0.3%
$   @6,500   Export-Import Bank of Korea
               (A3 Moodys)
               4.125% due 02/10/09.............................  $     6,498
    24,000   Natexis Banques Populaires (A1 Moodys)
               7.00% due 11/14/05..............................       25,044
                                                                 -----------
                                                                      31,542
                                                                 -----------
             COMMUNICATIONS -- 0.0%
     1,250   Vodafone Group PLC (A2 Moodys)
               7.875% due 02/15/30.............................        1,578
                                                                 -----------
             FINANCIAL SERVICES -- 0.0%
     1,250   Santandar Central Hispano Issuances Ltd. (A1
               Moodys)
               7.625% due 11/03/09.............................        1,445
                                                                 -----------
             METALS, MINERALS & MINING -- 0.3%
    30,000   Alcan, Inc. (A2 Moodys)
               7.25% due 11/01/28..............................       35,473
                                                                 -----------
             TRANSPORTATION -- 0.2%
   @16,198   SCL Terminal Aereo Santiago S.A.
               (Aaa Moodys)
               6.95% due 07/01/12..............................       17,444
                                                                 -----------
             UTILITIES -- 0.0%
       750   TransCanada PipeLines Ltd. (A2 Moodys)
               6.49% due 01/21/09..............................          821
                                                                 -----------
             Total foreign/yankee bonds & notes
               (cost $79,316)..................................  $    88,303
                                                                 ===========
U.S. TREASURIES & FEDERAL AGENCIES -- 24.9%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
$   26,217   5.00% due 01/01/19 -- 06/01/19....................  $    26,672
       661   6.30% due 04/01/08................................          709
         1   9.00% due 03/01/21................................            2
                                                                 -----------
                                                                      27,383
                                                                 -----------

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.7%
$   48,257   5.00% due 05/15/33 -- 04/15/34....................  $    48,092
    63,802   5.50% due 10/15/33................................       65,042
    18,743   6.00% due 06/15/24 -- 10/15/33....................       19,503
     8,126   6.50% due 03/15/26 -- 06/15/28....................        8,599
    38,333   7.00% due 06/15/26 -- 11/15/32....................       40,902
       244   7.50% due 09/15/23................................          265
     5,786   8.00% due 09/15/26 -- 02/15/31....................        6,319
       298   9.00% due 06/20/16 -- 01/15/23....................          335
                                                                 -----------
                                                                     189,057
                                                                 -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION HELD AS
             COLLATERAL ON LOANED SECURITIES -- 3.2%
         4   2.75% due 03/20/32................................            4
     1,339   3.00% due 01/20/30 -- 07/20/34....................        1,345
     1,640   3.375% due 05/20/23 -- 06/20/33...................        1,663
     2,984   3.50% due 08/20/32 -- 09/20/34....................        3,003
         5   3.75% due 12/20/33 -- 05/20/34....................            5
    13,059   4.00% due 07/15/18 -- 09/20/34....................       13,284
    18,830   4.50% due 05/15/18 -- 09/20/34....................       18,846
       424   4.625% due 11/20/24 -- 08/15/44...................          425
       420   4.75% due 09/20/26 -- 07/20/27....................          427
       103   4.90% due 05/15/39................................          104
    58,452   5.00% due 11/15/17 -- 06/15/44....................       58,849
       286   5.05% due 05/15/14 -- 12/15/44....................          290
       398   5.10% due 06/15/30................................          404
         7   5.20% due 05/15/44................................            7
       659   5.25% due 10/15/05 -- 11/15/44....................          678
       177   5.30% due 02/15/45................................          182
        60   5.40% due 11/15/37................................           63
       125   5.44% due 08/15/34................................          130
       310   5.45% due 05/15/45................................          322
    55,972   5.50% due 05/15/09 -- 09/15/46....................       57,343
       354   5.55% due 05/15/39 -- 01/15/44....................          372
       441   5.625% due 10/15/05 -- 09/15/29...................          464
       241   5.64% due 12/15/07................................          253
       193   5.65% due 08/15/44................................          203
       400   5.72% due 09/15/05................................          421
     1,575   5.75% due 09/15/23 -- 01/15/46....................        1,658
       268   5.77% due 01/15/45................................          285
        67   5.825% due 08/15/39...............................           72
       455   5.85% due 08/15/05 -- 12/15/45....................          487
       763   5.875% due 4/15/44 -- 09/15/44....................          820
       115   5.90% due 05/15/34................................          122
       263   5.95% due 12/15/07................................          281
    54,568   6.00% due 10/15/08 -- 09/20/34....................       57,026
        14   6.04% due 07/15/19................................           14
       901   6.05% due 03/15/44 -- 07/15/44....................          983
       839   6.125% due 12/15/07 -- 07/15/44...................          904
       140   6.14% due 08/15/44................................          153
         7   6.25% due 08/15/31................................            8
       303   6.30% due 10/15/36................................          335
       458   6.43% due 12/15/04................................          504
    80,463   6.50% due 08/15/07 -- 01/15/44....................       85,540
       650   6.55% due 09/15/43................................          734
       794   6.60% due 12/15/43 -- 01/15/44....................          899
       455   6.64% due 03/15/43 -- 07/15/43....................          517

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION HELD AS
             COLLATERAL ON LOANED SECURITIES -- (CONTINUED)
$      385   6.74% due 08/15/43................................  $       441
       523   6.75% due 11/15/21 -- 11/15/43....................          593
       380   6.8% due 07/15/36.................................          431
       479   6.83% due 09/15/43................................          551
       548   6.88% due 12/15/43................................          633
    17,637   7.00% due 10/15/07 -- 10/15/43....................       18,935
       131   7.02% due 09/15/43................................          146
       185   7.20% due 03/15/39................................          217
       446   7.25% due 08/15/43................................          523
       274   7.35% due 01/15/42 -- 03/15/43....................          314
       638   7.375% due 08/15/42...............................          714
     8,623   7.50% due 03/15/05 -- 09/20/32....................        9,312
         2   7.75% due 11/15/29................................            3
       399   7.90% due 10/15/41................................          449
     6,826   8.00% due 06/15/07 -- 08/15/42....................        7,480
      @@--   8.25% due 03/15/17 -- 10/15/17....................           --
       687   8.50% due 07/20/06 -- 02/20/31....................          759
        39   8.75% due 11/20/17 -- 12/15/28....................           42
       162   9.00% due 11/15/04 -- 04/15/31....................          178
      @@--   9.25% due 10/15/16................................           --
       101   9.30% due 03/15/42................................          118
         3   9.50% due 07/15/05 -- 11/15/30....................            4
         2   10.00% due 11/15/09 -- 03/15/26...................            3
        51   11.00% due 11/15/10 -- 01/20/14...................           57
      @@--   11.50% due 04/20/15...............................           --
      @@--   11.75% due 01/20/16...............................           --
      @@--   12.00% due 09/15/13 -- 01/15/14...................           --
      @@--   12.25% due 07/20/14...............................           --
                                                                 -----------
                                                                     352,332
                                                                 -----------
             TENNESSEE VALLEY AUTHORITY -- 0.6%
    50,000   6.00% due 03/15/13................................       55,520
                                                                 -----------
             U.S. TREASURY BONDS -- 3.8%
   +68,500   5.375% due 02/15/31...............................       73,381
  +300,000   6.25% due 08/15/23................................      350,320
                                                                 -----------
                                                                     423,701
                                                                 -----------
             U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
             SECURITIES -- 0.6%
    15,925   5.375% due 02/15/31...............................       17,239
    17,623   6.50% due 11/15/26................................       21,831
    15,100   7.25% due 08/15/22................................       19,654
     4,909   8.875% due 08/15/17...............................        7,077
                                                                 -----------
                                                                      65,801
                                                                 -----------
             U.S. TREASURY INFLATION/INDEXED SECURITIES HELD AS
             COLLATERAL ON LOANED SECURITIES -- 0.0%
     1,084   3.875% due 04/15/29...............................        1,456
             U.S. TREASURY NOTES -- 9.6%
+++625,200   1.50% due 03/31/06................................      617,043
   +78,900   1.625% due 10/31/05...............................       78,407
  +200,000   2.375% due 08/15/06...............................      199,359
   +62,300   3.00% due 11/15/07................................       62,483
  +100,000   3.25% due 08/15/08................................      100,473
                                                                 -----------
                                                                   1,057,765
                                                                 -----------

 HARTFORD ADVISERS HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
             U.S. TREASURY NOTES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 5.1%
$  122,239   1.50% due 03/31/06................................  $   120,601
    27,748   1.625% due 10/31/05...............................       27,754
    14,607   1.875% due 07/15/03...............................       15,386
     4,090   2.00% due 01/15/14................................        4,310
    33,369   2.50% due 09/30/06................................       33,274
    43,221   2.75% due 07/31/06 -- 28/15/07....................       43,334
    13,508   3.125% due 05/15/07...............................       13,773
    27,856   3.375% due 09/15/09...............................       27,914
    57,438   3.625% due 01/15/08 -- 05/15/09...................       58,739
    49,133   3.875% due 01/15/09 -- 05/15/09...................       56,168
    12,880   4.00% due 02/15/14................................       12,876
    58,428   4.25% due 01/15/10 -- 08/15/13....................       61,075
    29,987   4.75% due 05/15/14................................       32,080
    19,938   5.00% due 08/15/11................................       21,585
    13,378   5.50% due 02/15/08................................       14,542
    18,495   6.75% due 05/15/05................................       19,496
                                                                 -----------
                                                                     562,907
                                                                 -----------
             Total U.S. treasuries & federal agencies (cost
               $2,702,312).....................................  $ 2,735,922
                                                                 ===========
  SHARES
----------
SHORT-TERM SECURITIES -- 4.2%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 3.1%
   343,684   BNY Institutional Cash Reserves Fund..............  $   343,684
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 1.1%
$    9,308   ABN Amro Joint Repurchase Agreement, dated
               09/30/04; Proceeds at maturity $9,308
               (Collateralized by U.S. Treasury Bonds,
               6.00% -- 7.125% due 02/15/23 -- 08/15/27)
               1.770% due 10/01/04.............................        9,308
    27,925   ABN Amro Joint TriParty Repurchase Agreement,
               dated 09/30/04; Proceeds at maturity $27,926
               (Collateralized by U.S. Treasury Bills, 1.853%
               due 02/15/05 and Federal National Mortgage
               Association, 1.756% -- 6.625% due 11/03/04 --
               10/15/07)
               1.875% due 10/01/04.............................       27,925

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
             REPURCHASE AGREEMENT -- (CONTINUED)
$    4,894   BPN Paribas Joint Repurchase Agreement, dated
               09/30/04; Proceeds at maturity $4,894
               (Collateralized by U.S. Treasury Bonds,
               5.25% -- 10.75% due 08/15/05 -- 11/15/28)
               1.720% due 10/01/04.............................  $     4,894
    79,121   UBS Warburg Joint TriParty Repurchase Agreement,
               dated 09/30/04; Proceeds at maturity $79,125
               (Collateralized by Federal Home Loan Mortgage
               Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
               and Federal National Mortgage Association,
               4.50% -- 7.50% due 11/01/05 -- 09/01/34)
               1.890% due 10/01/04.............................       79,121
                                                                 -----------
                                                                     121,248
                                                                 -----------
             Total short-term securities (cost $464,932).......  $   464,932
                                                                 ===========
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $11,839,485) -- 111.7%..............   12,343,412
             OTHER ASSETS, LESS LIABILITIES -- (11.7%).........   (1,290,375)
                                                                 -----------
             NET ASSETS -- 100.0%..............................  $11,053,037
                                                                 ===========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $183,853 or 1.7% of net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

   ++ The Fund had 1000 10 year U.S. Treasury Notes December 2004 Futures contracts open as of September 30, 2004. These contracts had a value of ($112,625) as of September 30, 2004 and were collateralized by various
       U.S. Treasury Notes, with a market value of $121.

Market value of investments in foreign securities represents 0.8% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.8%
$  @2,160   AQ Finance CEB Trust, Series 2003-CE1A, Class Note
              (Baa2 Moodys)
              6.84% due 08/25/33..............................  $    2,139
   @7,900   American Express Credit Account Master Trust,
              Series 2004-C, Class C (Baa2 Moodys)
              2.26% due 02/15/12..............................       7,905
   @1,991   Asset Backed Funding Corp. NIM Trust, Series
              2004-OPT1, Class N1 (Aaa Moodys)
              4.55% due 12/26/33..............................       1,981
    4,200   Bank One Issuance Trust, Series 2003-C3, Class C3
              (Baa2 Moodys)
              4.77% due 02/16/16..............................       4,110
   10,000   Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2002-TOP8, Class A2 (AAA Fitch)
              4.83% due 08/15/38..............................      10,162
    2,767   Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2003-T12, Class A1 (Aaa Moodys)
              2.96% due 08/13/39..............................       2,722
    4,355   CS First Boston Mortgage Securities Corp., Series
              2003-C3, Class A1 (Aaa Moodys)
              2.079% due 05/15/38.............................       4,244
    4,000   California Infrastructure & Economic Developement
              Bank Pacific Gas and Electric Co., Series
              1997-1, Class A8 (Aaa Moodys)
              6.48% due 12/26/09..............................       4,333
    5,600   California Infrastructure & Economic Developement
              Bank Special Purpose Trust SCE 1, Series 1997-1,
              Class A7 (Aaa Moodys)
              6.38% due 09/25/08..............................       5,828
    5,040   Capital One Multi-Asset Execution Trust, Series
              2003-B2, Class B3 (A2 Moodys)
              3.50% due 02/17/09..............................       5,077
  +11,360   Citibank Credit Card Issuance Trust, Series
              2003-C4, Class C4 (Baa2 Moodys)
              5.00% due 06/10/15..............................      11,253
    8,050   Citigroup Commercial Mortgage Trust, Series
              2004-C1, Class A3 (Aaa Moodys)
              5.251% due 04/15/40.............................       8,416
    2,215   Comed Transitional Funding Trust, Series 1998-1,
              Class A5 (Aaa Moodys)
              5.44% due 03/25/07..............................       2,242
    4,408   Conseco Finance Securitizations Corp., Series
              2000-6, Class B2 (Ba1 Moodys)
              5.79% due 05/01/33..............................       4,532
    3,908   DaimlerChrysler Auto Trust, Series 2002-A, Class
              A3 (Aaa Moodys)
              3.85% due 04/06/06..............................       3,916
    8,885   DaimlerChrysler Auto Trust, Series 2004-B, Class B
              (A2 Moodys)
              3.89% due 01/08/11..............................       8,744

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
$   8,350   Ford Credit Auto Owner Trust, Series 2003-A, Class
              C (Baa2 Moodys)
              4.29% due 11/15/07..............................  $    8,444
   15,300   GE Capital Commercial Mortgage Corp., Series
              2003-C1, Class A3 (Aaa Moodys)
              4.371% due 01/10/38.............................      15,447
   15,000   GE Capital Commercial Mortgage Corp., Series
              2004-C2, Class A2 (Aaa Moodys)
              4.119% due 01/10/11.............................      15,009
   16,275   GE Capital Commercial Mortgage Corp., Series
              2004-C3, Class A4 (Aaa Moodys)
              5.189% due 07/10/39.............................      16,792
    9,400   GMAC Commercial Mortgage Securities, Inc., Series
              2004-C2, Class C2 (Aaa Moodys)
              5.134% due 08/10/38.............................       9,734
    9,655   GS Mortgage Securities Corp., Series 2004-GG2,
              Class A3 (Aaa Moodys)
              4.602% due 08/01/38.............................       9,920
    2,608   Green Tree Financial Corp., Series 1997-2, Class
              A6 (Aaa Moodys)
              7.24% due 06/15/28..............................       2,826
    2,730   Green Tree Financial Corp., Series 1998-6, Class
              A6 (AAA Fitch)
              6.27% due 07/01/21..............................       2,799
   @3,372   Home Equity Asset Trust, Series 2003-7N, Class A
              (Aaa Moodys)
              5.25% due 04/01/34..............................       3,372
    3,149   Honda Auto Receivables Owner Trust, Series 2003-2,
              Class A2 (Aaa Moodys)
              1.34% due 12/21/05..............................       3,147
    2,949   Illinois Power Special Purpose Trust, Series
              1998-1, Class A5 (Aaa Moodys)
              5.38% due 06/25/07..............................       2,989
    9,829   LB-UBS Commercial Mortgage Trust, Series 2003-C1,
              Class A1 (AAA Fitch)
              2.72% due 03/15/27..............................       9,710
   10,283   LB-UBS Commercial Mortgage Trust, Series 2003-C7,
              Class A1 (Aaa Moodys)
              3.334% due 09/15/27.............................      10,230
    8,150   LB-UBS Commercial Mortgage Trust, Series 2004-C6,
              Class A4 (Aaa Moodys)
              4.583% due 08/15/29.............................       8,248
   15,300   Morgan (J.P.) Chase Commercial Mortgage Securities
              Corp., Series 2004-CB8, Class A1 (Aaa Moodys)
              3.837% due 01/12/39.............................      14,927
    4,010   Morgan Stanley Auto Loan Trust, Series 2004-HB2,
              Class E (A2 Moodys)
              5.00% due 03/15/12..............................       4,001
   @6,835   Morgan Stanley Capital I, Series 1997-RR, Class D
              (Aa Moodys)
              7.694% due 04/30/39.............................       7,578
    1,327   Morgan Stanley Capital I, Series 1999-WF1, Class
              A1 (Aaa Moodys)
              5.91% due 04/15/08..............................       1,377

 HARTFORD BOND HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
$   8,100   Morgan Stanley Capital I, Series 2004-IQ8, Class
              A4 (Aaa Moodys)
              4.90% due 06/15/40..............................  $    8,278
   16,275   Morgan Stanley Capital I, Series 2004-T15, Class
              A4 (Aaa Moodys)
              5.27% due 06/13/41..............................      16,878
    3,110   Morgan Stanley Dean Witter Capital I, Series
              2001-IQA, Class A1 (Aaa Moodys)
              4.57% due 12/18/32..............................       3,161
      233   PP&L Transition Bond Co., LLC, Series 1999-1,
              Class A5 (Aaa Moodys)
              6.83% due 03/25/07..............................         236
    7,377   Park Place Securities, Inc., Series 2004-WCW1,
              Class A2 (Aaa Moodys)
              2.22% due 09/25/34..............................       7,378
   @6,625   Providian Gateway Master Trust, Series 2004, Class
              DA (Aaa Moodys)
              3.35% due 09/15/11..............................       6,611
    3,250   Residential Asset Mortgage Products, Inc., Series
              2004-RS8, Class A16 (Aaa Moodys)
              4.98% due 08/25/34..............................       3,273
    1,433   Soundview Home Equity Loan Trust, Series 2000-1,
              Class M1 (Aa2 Moodys)
              8.64% due 05/25/30..............................       1,473
    7,090   Volkswagen Auto Loan Enhanced Trust, Series
              2003-1, Class A2 (Aaa Moodys)
              1.11% due 12/20/05..............................       7,082
   10,080   WFS Financial Owner Trust, Series 2003-2, Class A4
              (Aaa Moodys)
              2.41% due 12/20/08..............................       9,992
    2,930   WFS Financial Owner Trust, Series 2004-2, Class A2
              (Aa2 Moodys)
              3.07% due 11/21/11..............................       2,928
    8,050   Wachovia Bank Commercial Mortgage Trust, Series
              2004-C11, Class A3 (Aaa Moodys)
              4.719% due 01/15/41.............................       8,207
   @1,029   Whole Auto Loan Trust, Series 2002-1, Class D
              (Baa3 Moodys)
              6.00% due 04/15/09..............................       1,027
   16,750   Whole Auto Loan Trust, Series 2003-1, Class A4
              (Aaa Moodys)
              2.58% due 03/15/10..............................      16,598
                                                                ----------
                                                                   327,276
                                                                ----------
            Total collateralized mortgage obligations (cost
              $326,501).......................................  $  327,276
                                                                ==========
CONVERTIBLE BONDS -- 1.6%
            ENERGY & SERVICES -- 0.9%
$   6,800   Diamond Offshore Drilling, Inc. (B3 Moodys)
              1.50% due 04/15/31..............................  $    6,775
   +6,600   Schlumberger Ltd. (A1 Moodys)
              2.125% due 06/01/23.............................       7,095

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            ENERGY & SERVICES -- (CONTINUED)
$   9,100   Transocean, Inc. (B3 Moodys)
              1.50% due 05/15/21..............................  $    8,907
   10,500   Weatherford International, Inc. (Baa1 Moodys)
              0.73% due 06/30/05..............................       6,681
                                                                ----------
                                                                    29,458
                                                                ----------
            MACHINERY -- 0.2%
    7,000   American Standard Cos., Inc. (Ba2 Moody's)
              7.625% due 02/15/10.............................       7,928
                                                                ----------
            METALS, MINERALS & MINING -- 0.2%
    6,485   Inco Ltd. (B3 Moodys)
              0.00% due 03/29/21..............................       6,874
                                                                ----------
            SOFTWARE & SERVICES -- 0.3%
   12,590   America Online, Inc. (Baa2 Moodys)
              1.92% due 12/06/19..............................       8,026
                                                                ----------
            Total convertible bonds
              (cost $52,150)..................................  $   52,286
                                                                ==========
CORPORATE NOTES -- 28.0%
            AEROSPACE & DEFENSE -- 0.5%
$   9,300   Raytheon Co. (Baa3 Moodys)
              4.50% due 11/15/07..............................  $    9,603
    3,825   Raytheon Co. (Baa3 Moodys)
              6.55% due 03/15/10..............................       4,249
    3,655   Raytheon Co. (Baa3 Moodys)
              8.30% due 03/01/10..............................       4,369
                                                                ----------
                                                                    18,221
                                                                ----------
            APPAREL & TEXTILE -- 0.0%
    1,600   Nine West Group, Inc. (Ba2 Moodys)
              8.375% due 08/15/05.............................       1,660
                                                                ----------
            BANKS -- 1.8%
      @75   American Savings Bank (A3 Moodys)
              6.625% due 02/15/06.............................          78
       50   Associates Corp. of North America (Aa2 Moodys)
              8.15% due 08/01/09..............................          59
      125   Bank United Corp. (A3 Moodys)
              8.00% due 03/15/09..............................         146
     @200   Bank of New York Institutional Capital Trust A (A1
              Moodys)
              7.78% due 12/01/26..............................         224
      150   Bankboston Capital Trust (Aa3 Moody's)
              2.45% due 06/08/28..............................         145
      175   Barnett Capital I (Aa3 Moodys)
              8.06% due 12/01/26..............................         195
    6,500   CIT Group, Inc. (A2 Moodys)
              4.00% due 05/08/08..............................       6,563
       50   CIT Group, Inc. (A2 Moodys)
              7.625% due 08/16/05.............................          52
      125   Capital One Bank (Baa2 Moodys)
              8.25% due 06/15/05..............................         130
      350   Capital One Financial Corp. (Baa3 Moodys)
              7.25% due 05/01/06..............................         371

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            BANKS -- (CONTINUED)
$   4,705   Capital One Financial Corp. (Baa3 Moodys)
              8.75% due 02/01/07..............................  $    5,248
   @##250   Centura Capital Trust I (A2 Moodys)
              8.845% due 06/01/27.............................         291
      105   First Empire Capital Trust I (Baa1 Moodys)
              8.234% due 02/01/27.............................         118
      175   Ford Motor Credit Co. (A3 Moodys)
              6.875% due 02/01/06.............................         183
    7,000   Ford Motor Credit Co. (A3 Moodys)
              7.375% due 02/01/11.............................       7,613
      160   General Electric Capital Corp. (Aaa Moodys)
              5.875% due 02/15/12.............................         174
      100   General Electric Capital Corp. (Aaa Moodys)
              6.00% due 06/15/12..............................         110
      100   Golden State Bankcorp, Inc. (Aa2 Moodys)
              10.00% due 10/01/06.............................         113
    8,450   Morgan (J.P.) Chase & Co. (A1 Moodys)
              5.25% due 05/01/15..............................       8,555
    7,550   Morgan (J.P.) Chase & Co. (A1 Moodys)
              7.875% due 06/15/10.............................       8,882
      130   NBD Bank N.A. (A1 Moodys)
              8.25% due 11/01/24..............................         163
   +6,391   National Rural Utilities Cooperative Finance Corp.
              (A1 Moodys)
              3.00% due 02/15/06..............................       6,414
      150   PNC Capital Trust (A3 Moody's)
              2.36% due 06/01/28..............................         143
    4,200   PNC Funding Corp. (A3 Moodys)
              7.50% due 11/01/09..............................       4,845
       75   RBS Capital Trust I (A1 Moodys)
              4.709% due 12/31/49.............................          73
    3,980   Sovereign Bank (Baa3 Moodys)
              5.125% due 03/15/13.............................       3,968
      300   UBS Preferred Funding Trust 1 (A1 Moodys)
              8.622% due 12/29/49.............................         362
    3,780   Wachovia Corp. (A1 Moodys)
              7.55% due 08/18/05..............................       3,939
       75   Washington Mutual, Inc. (Baa1 Moodys)
              8.25% due 04/01/10..............................          89
                                                                ----------
                                                                    59,246
                                                                ----------
            BUSINESS SERVICES -- 0.0%
      100   Interpublic Group of Cos., Inc. (The) (Baa3
              Moodys)
              7.875% due 10/15/05.............................         104
                                                                ----------
            CHEMICALS -- 0.4%
    2,976   Dow Chemical Co. (The) (A3 Moodys)
              7.00% due 08/15/05..............................       3,085
       40   Equister Chemicals LP (B1 Moodys)
              10.125% due 09/01/08............................          45

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            CHEMICALS -- (CONTINUED)
$   7,800   ICI Wilmington, Inc. (Baa3 Moodys)
              4.375% due 12/01/08.............................  $    7,890
    1,700   PolyOne Corp. (B3 Moodys)
              6.875% due 12/01/04.............................       1,709
                                                                ----------
                                                                    12,729
                                                                ----------
            COMMUNICATIONS -- 2.0%
   12,600   AT&T Wireless Services, Inc. (Baa2 Moodys)
              8.75% due 03/01/31..............................      16,544
     L100   Adelphia Communications Corp. (Default)
              10.875% due 10/01/10............................          92
      175   Comsat Corp. (Baa2 Moodys)
              8.66% due 11/30/06..............................         194
      150   GTE Corp. (A2 Moodys)
              6.94% due 04/15/28..............................         161
       45   GTE Hawaiian Telephone Co. (Baa1 Moodys)
              7.00% due 02/01/06..............................          46
    6,800   Intelsat Ltd. (Ba3 Moodys)
              6.50% due 11/01/13..............................       5,576
    7,630   L-3 Communications Corp. (Ba3 Moodys)
              7.625% due 06/15/12.............................       8,393
   +3,050   Lucent Technologies, Inc. (B2 Moodys)
              6.45% due 03/15/29..............................       2,471
    2,510   Lucent Technologies, Inc. (B2 Moodys)
              6.50% due 01/15/28..............................       2,033
      748   MCI, Inc. (Baa2 Moodys)
              5.908% due 05/01/07.............................         741
      748   MCI, Inc. (Baa2 Moodys)
              6.688% due 05/01/09.............................         721
      641   MCI, Inc. (Baa2 Moodys)
              7.735% due 05/01/14.............................         607
   +6,775   Motorola, Inc. (Baa2 Moodys)
              8.00% due 11/01/11..............................       8,143
       75   Nextel Communications, Inc. (Ba3 Moodys)
              7.375% due 08/01/15.............................          81
      +55   Qwest Capital Funding, Inc. (Ba2 Moodys)
              7.00% due 08/03/09..............................          50
      @95   Qwest Communications International, Inc. (B3
              Moodys)
              7.25% due 02/15/11..............................          90
   +7,765   Qwest Corp. (Ba3 Moodys)
              6.875% due 09/15/33.............................       6,542
      175   Sprint Capital Corp. (Baa1 Moodys)
              7.125% due 01/30/06.............................         185
      100   Sprint Capital Corp. (Baa3 Moodys)
              6.00% due 01/15/07..............................         106
       65   Sprint Capital Corp. (Baa3 Moodys)
              7.90% due 03/15/05..............................          67
   +7,675   Sprint Capital Corp. (Baa3 Moodys)
              8.75% due 03/15/32..............................       9,741
      100   Sprint Corp.-FON Group (Baa3 Moodys)
              9.25% due 04/15/22..............................         129
      350   Telecorp PCS, Inc. (Baa2 Moodys)
              10.625% due 07/15/10............................         389
      200   Tritel PCS, Inc. (B3 Moodys)
              10.375% due 01/15/11............................         228

 HARTFORD BOND HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            COMMUNICATIONS -- (CONTINUED)
$     165   Verizon Communications, Inc. (A3 Moodys)
              8.75% due 11/01/21..............................  $      208
    1,500   Verizon Maryland, Inc. (Aa2 Moodys)
              8.30% due 08/01/31..............................       1,869
      125   Verizon Virginia, Inc. (Aa3 Moodys)
              4.625% due 03/15/13.............................         122
   ##@@17   Voicestream Wireless Corp. (Baa2 Moodys)
              0.00% due 11/15/09..............................          --
   ##@@--   Voicestream Wireless Corp. (Baa2 Moodys)
              10.375% due 11/15/09............................          --
                                                                ----------
                                                                    65,529
                                                                ----------
            CONSTRUCTION -- 0.3%
    1,000   CRH America, Inc. (Baa1 Moodys)
              5.30% due 10/15/13..............................       1,030
    7,800   CRH America, Inc. (Baa1 Moodys)
              6.95% due 03/15/12..............................       8,889
       75   Horton (D.R.), Inc. (Ba1 Moodys)
              8.00% due 02/01/09..............................          85
      101   Lennar Corp. (Baa3 Moodys)
              9.95% due 05/01/10..............................         110
     +125   MDC Holdings, Inc. (Baa3 Moodys)
              5.50% due 05/15/13..............................         127
                                                                ----------
                                                                    10,241
                                                                ----------
            CONSUMER DURABLES -- 0.1%
       50   Anchor Glass Container Corp. (B2 Moodys)
              11.00% due 02/15/13.............................          57
    3,105   Corning, Inc. (Ba2 Moodys)
              8.30% due 04/04/25..............................       3,235
       65   Owens-Illinois, Inc. (Caa1 Moodys)
              7.50% due 05/15/10..............................          66
                                                                ----------
                                                                     3,358
                                                                ----------
            CONSUMER NON-DURABLES -- 0.0%
       60   Safeway, Inc. (Baa2 Moodys)
              2.50% due 11/01/05..............................          60
      135   Tyco International Group S.A. (Ba2 Moodys)
              6.75% due 02/15/11..............................         152
      490   Xerox Corp. (Ba2 Moodys)
              9.75% due 01/15/09..............................         571
                                                                ----------
                                                                       783
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.6%
    1,295   Bio-Rad Laboratories, Inc. (Ba3 Moodys)
              7.50% due 08/15/13..............................       1,392
    6,775   PerkinElmer, Inc. (Ba3 Moodys)
              8.875% due 01/15/13.............................       7,656
    3,910   Rockwell Automation, Inc. (A3 Moodys)
              5.20% due 01/15/98..............................       3,184
    6,000   Rockwell Automation, Inc. (A3 Moodys)
              6.70% due 01/15/28..............................       6,734
                                                                ----------
                                                                    18,966
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            ELECTRONICS -- 0.0%
$      50   GE Global Insurance Holding Corp. (Aa1 Moodys)
              7.00% due 02/15/26..............................  $       55
      100   GE Global Insurance Holding Corp. (Aa1 Moodys)
              7.50% due 06/15/10..............................         115
                                                                ----------
                                                                       170
                                                                ----------
            ENERGY & SERVICES -- 1.1%
    4,200   Ferrellgas LP (A1 Moodys)
              6.99% due 08/01/05..............................       4,295
    5,000   Lasmo USA, Inc. (A1 Moodys)
              7.50% due 06/30/06..............................       5,390
      200   Newfield Exploration Co. (Ba2 Moodys)
              7.625% due 03/01/11.............................         224
    6,800   Occidental Petroleum Corp. (Baa2 Moodys)
              7.375% due 11/15/08.............................       7,724
      100   R&B Falcon Corp. (Baa3 Moodys)
              6.75% due 04/15/05..............................         102
  +12,200   Seariver Maritime, Inc. (Aaa Moodys)
              4.44% due 09/01/12..............................       8,619
      125   Transocean, Inc. (Baa2 Moodys)
              6.95% due 04/15/08..............................         139
      150   Transocean, Inc. (Baa2 Moodys)
              8.00% due 04/15/27..............................         184
    2,500   Union Oil Co. of California (Baa1 Moodys)
              9.375% due 02/15/11.............................       3,074
    6,050   Unocal Corp. (Baa2 Moodys)
              5.05% due 10/01/12..............................       6,161
                                                                ----------
                                                                    35,912
                                                                ----------
            FINANCIAL SERVICES -- 2.1%
    8,330   American General Finance (A1 Moody's)
              3.875% due 10/01/09.............................       8,257
    9,035   AvalonBay Communities, Inc. (Baa1 Moodys)
              8.25% due 07/15/08..............................      10,408
    6,300   Credit Suisse First Boston USA, Inc. (Aa3 Moodys)
              6.125% due 11/15/11.............................       6,864
      175   Cullen-Frost Capital Trust I (Baa2 Moody's)
              2.86% due 03/01/34..............................         181
    3,800   Duke Realty LP (Baa1 Moodys)
              5.25% due 01/15/10..............................       3,996
   @2,885   ERAC USA Finance Co. (Baa1 Moodys)
              8.25% due 05/01/05..............................       2,974
    5,700   ERP Operating LP (Baa1 Moodys)
              6.63% due 04/13/05..............................       5,823
      @50   Goldman Sachs Group LP (Aa3 Moodys)
              7.25% due 10/01/05..............................          52
   13,680   Goldman Sachs Group, Inc. (Aa3 Moodys)
              5.25% due 04/01/13..............................      13,924
       75   Host Marriott LP (Ba3 Moodys)
              9.50% due 01/15/07..............................          83
       75   Lehman Brothers, Inc. (A1 Moodys)
              11.625% due 05/15/05............................          79

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            FINANCIAL SERVICES -- (CONTINUED)
$      80   Lloyds TSB Bank PLC (Aa1 Moody's)
              2.188% due 06/29/49.............................  $       70
    6,575   Merrill Lynch & Co., Inc. (Aa3 Moodys)
              4.125% due 09/10/09.............................       6,593
    9,500   Morgan (J.P.) Chase & Co. (A1 Moodys)
              5.125% due 09/15/14.............................       9,551
     +100   Morgan Stanley Dean Witter & Co. (Aa3 Moodys)
              6.30% due 01/15/06..............................         105
      200   Prudential Holdings LLC (Aaa Moodys)
              7.245% due 12/18/23.............................         235
      @96   Regional Diversified Funding (A1 Moodys)
              9.25% due 03/15/30..............................         110
       40   Spieker Properties LP (Baa2 Moodys)
              8.00% due 07/19/05..............................          42
                                                                ----------
                                                                    69,347
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.5%
      120   Altria Group, Inc. (A2 Moodys)
              7.125% due 10/01/04.............................         120
       90   Altria Group, Inc. (Baa2 Moodys)
              7.00% due 11/04/13..............................          94
    3,750   ConAgra Foods, Inc. (Baa1 Moodys)
              7.00% due 10/01/28..............................       4,271
   10,110   ConAgra Foods, Inc. (Baa1 Moodys)
              7.50% due 09/15/05..............................      10,526
@###4,000   Fosters Finance Corp. (Aa3 Moodys)
              4.875% due 10/01/14.............................       3,967
   12,100   General Mills, Inc. (Baa2 Moodys)
              2.625% due 10/24/06.............................      11,925
   12,975   Kellogg Co. (Baa2 Moodys)
              2.875% due 06/01/08.............................      12,721
       45   Philip Morris Co., Inc. (Aaa Moodys)
              6.375% due 02/01/06.............................          46
    7,250   Smithfield Foods, Inc. (Ba2 Moodys)
              8.00% due 10/15/09..............................       7,993
                                                                ----------
                                                                    51,663
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.7%
    5,050   Carter Holt Harvey Ltd. (Baa3 Moodys)
              9.50% due 12/01/24..............................       6,744
   12,100   Potlatch Corp. (Baa3 Moodys)
              12.50% due 12/01/09.............................      15,104
                                                                ----------
                                                                    21,848
                                                                ----------
            HEALTH SERVICES -- 0.5%
      250   HCA, Inc. (B3 Moodys)
              7.00% due 07/01/07..............................         267
    6,285   HCA, Inc. (Ba1 Moodys)
              6.91% due 06/15/05..............................       6,428
    4,935   HCA, Inc. (Ba1 Moodys)
              6.95% due 05/01/12..............................       5,329
      100   ING Capital Funding Trust III (A1 Moodys)
              8.439% due 12/31/49.............................         121
    3,974   Manor Care, Inc. (Ba1 Moodys)
              7.50% due 06/15/06..............................       4,256
                                                                ----------
                                                                    16,401
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            HOTELS & GAMING -- 0.7%
$   5,820   Marriott International, Inc. (Baa2 Moodys)
              7.875% due 09/15/09.............................  $    6,729
    8,525   Mohegan Tribal Gaming Authority (Ba3 Moodys)
              6.375% due 07/15/09.............................       8,845
       15   Mohegan Tribal Gaming Authority (Ba3 Moodys)
              8.00% due 04/01/12..............................          17
    7,175   Starwood Hotels & Resorts Worldwide, Inc. (Ba1
              Moodys)
              7.375% due 11/15/15.............................       7,821
                                                                ----------
                                                                    23,412
                                                                ----------
            INSURANCE -- 1.1%
      700   Aetna, Inc. (Baa3 Moodys)
              7.375% due 03/01/06.............................         742
    6,350   Aetna, Inc. (Baa3 Moodys)
              7.875% due 03/01/11.............................       7,495
      @75   Americo Life, Inc. (Ba1 Moodys)
              7.875% due 05/01/13.............................          78
    4,700   Anthem, Inc. (Baa2 Moodys)
              6.80% due 08/01/12..............................       5,298
     ##75   First American Capital Trust I (Baa3 Moodys)
              8.50% due 04/15/12..............................          85
   +5,400   Humana, Inc. (Baa3 Moodys)
              7.25% due 08/01/06..............................       5,765
   @3,500   Prudential Insurance Co. of America (A2 Moodys)
              6.375% due 07/26/06.............................       3,720
      550   Reliastar Financial Corp. (Aa3 Moodys)
              8.00% due 10/30/06..............................         605
    6,800   St. Paul Cos., Inc. (The) (A2 Moodys)
              8.125% due 04/15/10.............................       8,076
       35   Torchmark Corp. (A3 Moodys)
              7.875% due 05/15/23.............................          43
    @##50   URC Holdings Corp. (A1 Moodys)
              7.875% due 06/30/06.............................          54
    5,815   WellPoint Health Networks, Inc. (Baa1 Moodys)
              6.375% due 06/15/06.............................       6,133
                                                                ----------
                                                                    38,094
                                                                ----------
            MACHINERY -- 0.0%
      715   Briggs & Stratton Corp. (Ba1 Moodys)
              8.875% due 03/15/11.............................         854
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.0%
    4,065   American Greetings Corp. (Ba1 Moodys)
              6.10% due 08/01/28..............................       4,339
    1,170   COX Communications, Inc. (Baa2 Moodys)
              7.125% due 10/01/12.............................       1,270
   @7,725   COX Enterprises, Inc. (Baa1 Moodys)
              4.375% due 05/01/08.............................       7,543
    4,200   COX Radio, Inc. (Baa3 Moodys)
              6.375% due 05/15/05.............................       4,277
       50   COX Radio, Inc. (Baa3 Moodys)
              6.625% due 02/15/06.............................          52

 HARTFORD BOND HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- (CONTINUED)
$  +7,500   CSC Holdings, Inc. (B1 Moodys)
              7.625% due 07/15/18.............................  $    7,650
       50   CSC Holdings, Inc. (B1 Moodys)
              7.875% due 12/15/07.............................          53
    6,200   Clear Channel Communications, Inc. (Baa3 Moodys)
              6.00% due 11/01/06..............................       6,510
      500   Comcast Cable Communications (Baa2 Moodys)
              8.50% due 05/01/27..............................         636
   12,015   Comcast Cable Communications Holdings, Inc. (Baa2
              Moodys)
              8.375% due 03/15/13.............................      14,550
      100   Comcast Corp. (Ba2 Moodys)
              10.625% due 07/15/12............................         131
    1,100   Continental Cablevision, Inc. (Baa2 Moodys)
              9.50% due 08/01/13..............................       1,205
   @7,025   Harrahs Operating Co., Inc. (Baa3 Moodys)
              5.50% due 07/01/10..............................       7,259
    9,080   Liberty Media Corp. (Baa3 Moodys)
              3.50% due 09/25/06..............................       9,043
    3,625   News America Holdings, Inc. (Baa3 Moodys)
              7.70% due 10/30/25..............................       4,236
      +65   Park Place Entertainment Corp. (Ba1 Moodys)
              7.00% due 04/15/13..............................          72
       50   TCI Communications, Inc. (Baa2 Moodys)
              8.35% due 02/15/05..............................          51
      100   Time Warner Cos., Inc. (Baa1 Moodys)
              7.57% due 02/01/24..............................         113
   16,300   Time Warner Entertainment Co., LP (Baa1 Moodys)
              8.375% due 03/15/23.............................      19,495
      250   Time Warner, Inc. (Baa1 Moodys)
              6.875% due 06/15/18.............................         273
      125   Time Warner, Inc. (Baa1 Moodys)
              7.75% due 06/15/05..............................         129
    5,775   Walt Disney Co. (The) (A3 Moodys)
              6.375% due 03/01/12.............................       6,363
    5,040   Walt Disney Co. (The) (A3 Moodys)
              7.30% due 02/08/05..............................       5,126
                                                                ----------
                                                                   100,376
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.2%
    6,990   Boston Scientific Corp. (Baa1 Moodys)
              5.45% due 06/15/14..............................       7,322
                                                                ----------
            METALS, MINERALS & MINING -- 0.3%
   @8,425   International Steel Group, Inc. (Ba3 Moodys)
              6.50% due 04/15/14..............................       8,425
                                                                ----------
            REAL ESTATE -- 0.0%
       75   EOP Operating LP (Baa1 Moodys)
              8.375% due 03/15/06.............................          81
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            RETAIL -- 1.2%
$  +6,775   Albertson's, Inc. (Baa1 Moodys)
              7.50% due 02/15/11..............................  $    7,836
    8,400   Aramark Services, Inc. (Baa3 Moodys)
              7.10% due 12/01/06..............................       9,040
   +8,000   Ingles Markets, Inc. (Ba3 Moodys)
              8.875% due 12/01/11.............................       8,620
       80   McDonald's Corp. (A2 Moodys)
              7.05% due 11/15/25..............................          86
    8,401   Penney (J.C.) Co., Inc. (Baa2 Moodys)
              7.65% due 08/15/16..............................       9,535
    4,965   Staples, Inc. (Baa2 Moodys)
              7.125% due 08/15/07.............................       5,430
       55   Wal-Mart Stores, Inc. (Aa2 Moodys)
              8.50% due 09/15/24..............................          57
                                                                ----------
                                                                    40,604
                                                                ----------
            SOFTWARE & SERVICES -- 0.1%
       65   AOL Time Warner, Inc. (Baa1 Moodys)
              6.125% due 04/15/06.............................          68
    3,000   Fiserv, Inc. (Baa2 Moodys)
              3.00% due 06/27/08..............................       2,918
    @##26   Knology, Inc. (Baa2 Moodys)
              12.00% due 11/30/09.............................          24
                                                                ----------
                                                                     3,010
                                                                ----------
            TRANSPORTATION -- 2.6%
      100   Boeing Capital Corp. (A3 Moodys)
              4.29% due 06/20/05..............................         101
   +7,200   Boeing Capital Corp. (A3 Moodys)
              5.75% due 02/15/07..............................       7,625
     +250   Boeing Capital Corp. (A3 Moodys)
              6.10% due 03/01/11..............................         274
      225   North America Holding Corp. (A3 Moodys)
              3.40% due 12/15/04..............................         225
    3,800   FedEx Corp. (Baa2 Moodys)
              3.50% due 04/01/09..............................       3,735
      150   General Motors Acceptance Corp. (A2 Moodys)
              5.25% due 05/16/05..............................         153
      100   General Motors Acceptance Corp. (A2 Moodys)
              6.75% due 01/15/06..............................         104
       75   General Motors Acceptance Corp. (A3 Moodys)
              4.50% due 07/15/06..............................          76
  +21,125   General Motors Corp. (A3 Moodys)
              7.20% due 01/15/11..............................      22,373
   10,150   General Motors Corp. (A3 Moodys)
              8.80% due 03/01/21..............................      11,119
   16,779   Northrop Grumman Corp. (Baa3 Moodys)
              8.625% due 10/15/04.............................      16,809
      325   Roadway Corp. (Baa3 Moodys)
              8.25% due 12/01/08..............................         367
   +8,000   Southwest Airlines Co. (Baa1 Moodys)
              5.25% due 10/01/14..............................       7,957

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            TRANSPORTATION -- (CONTINUED)
$   6,773   Textron Financial Corp. (A3 Moodys)
              5.875% due 06/01/07.............................  $    7,212
    9,457   United Airlines (Baa3 Moodys)
              6.201% due 09/01/08.............................       7,864
                                                                ----------
                                                                    85,994
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.7%
    2,350   Federal Home Loan Bank (Aaa Moodys)
              4.188% due 02/20/07.............................       2,507
   21,000   Federal Home Loan Mortgage Corp. (Ca2 Moodys)
              4.10% due 01/28/14..............................      20,847
      250   Federal National Mortgage Association (Aaa
              Moody's)
              4.406% due 02/17/09.............................         251
                                                                ----------
                                                                    23,605
                                                                ----------
            UTILITIES -- 6.5%
       50   AmerenEnergy Generating Co. (A3 Moodys)
              7.75% due 11/01/05..............................          53
    8,530   Carolina Power & Light Co. (A3 Moodys)
              5.125% due 09/15/13.............................       8,736
    6,080   Carolina Power & Light Co. (A3 Moodys)
              6.125% due 09/15/33.............................       6,363
      175   CenterPoint Energy Resources Corp. (Ba1 Moodys)
              6.50% due 02/01/08..............................         188
      +50   CenterPoint Energy, Inc. (Ba2 Moodys)
              5.875% due 06/01/08.............................          52
    7,475   CenterPoint Energy, Inc. (Ba2 Moodys)
              6.85% due 06/01/15..............................       8,080
    1,750   Centerior Energy Corp. (Aaa Moodys)
              7.13% due 07/01/07..............................       1,918
   +9,960   Commonwealth Edison Co. (A3 Moodys)
              4.70% due 04/15/15..............................       9,944
      125   Consolidated Edison Co. of New York (A1 Moodys)
              7.75% due 06/01/26..............................         136
    8,225   Consolidated Natural Gas Co. (A3 Moodys)
              5.375% due 11/01/06.............................       8,557
    5,575   Consumers Energy Co. (Baa3 Moodys)
              6.25% due 09/15/06..............................       5,877
    3,875   Detroit Edison Co. (The) (A3 Moodys)
              6.125% due 10/01/10.............................       4,248
       80   Dominion Resources, Inc. (Baa1 Moodys)
              5.25% due 08/01/33..............................          80
    6,080   Duke Energy Corp. (A3 Moodys)
              3.75% due 03/05/08..............................       6,107
      @60   Dynegy Holdings, Inc. (B3 Moodys)
              10.125% due 07/15/13............................          69
   +7,300   El Paso CGP Co. (Baa2 Moodys)
              6.50% due 06/01/08..............................       7,118
    8,600   FPL Group Capital, Inc. (A2 Moodys)
              3.25% due 04/11/06..............................       8,654
    7,600   Florida Power & Light (Aa3 Moodys)
              5.65% due 02/01/35..............................       7,642

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            UTILITIES -- (CONTINUED)
$   1,475   Kansas Gas & Electric Co. (Aaa Moodys)
              6.20% due 01/15/06..............................  $    1,536
      780   Kansas Gas & Electric Co. (Ba2 Moodys)
              8.29% due 03/29/16..............................         805
      @94   Kern River Funding Corp. (A3 Moodys)
              4.893% due 04/30/18.............................          95
    8,740   Kinder Morgan, Inc. (Baa1 Moodys)
              6.65% due 03/01/05..............................       8,880
      150   Kinder Morgan, Inc. (Baa2 Moodys)
              6.80% due 03/01/08..............................         164
  @11,190   Monongahela Power Co. (Ba1 Moodys)
              6.70% due 06/15/14..............................      12,127
      150   New England Telephone & Tele Co. (Aa2 Moodys)
              7.65% due 06/15/07..............................         166
      113   Niagara Mohawk Power Corp. (Baa3 Moodys)
              7.625% due 10/01/05.............................         118
    5,000   Northern States Power Co. (A3 Moodys)
              2.875% due 08/01/06.............................       4,986
   +7,750   Northern States Power Co. (A3 Moodys)
              8.00% due 08/28/12..............................       9,468
   @4,150   Northwestern Corp. (Not Rated)
              7.30% due 12/01/06..............................       4,150
    7,300   Pacificorp (A3 Moodys)
              5.45% due 09/15/13..............................       7,685
    3,100   Pacificorp (A3 Moodys)
              6.12% due 01/15/06..............................       3,231
    4,890   Panhandle Eastern Pipeline (Baa3 Moodys)
              2.75% due 03/15/07..............................       4,799
    8,090   Plains All American Pipeline (Baa3 Moodys)
              5.625% due 12/15/13.............................       8,368
    4,850   Public Service Co. of Colorado (A3 Moodys)
              4.875% due 03/01/13.............................       4,935
    7,300   Public Service Electric & Gas Co. (A3 Moodys)
              5.375% due 09/01/13.............................       7,628
    8,000   Sierra Pacific Power Co. (Aaa Moodys)
              8.00% due 06/01/08..............................       8,720
   11,050   Southern California Edison Co. (Baa2 Moodys)
              8.00% due 02/15/07..............................      12,231
    7,140   TXU Corp. (Baa3 Moodys)
              6.375% due 06/15/06.............................       7,506
     +850   Tennessee Gas Pipeline Co. (Baa1 Moodys)
              7.00% due 10/15/28..............................         808
      500   Tennessee Gas Pipeline Co. (Baa1 Moodys)
              7.50% due 04/01/17..............................         519
   46,200   Tennessee Valley Linked Call Strips (Aaa Moodys)
              5.94% due 11/01/25..............................      10,501
    4,150   Texas-New Mexico Power Co. (Ba2 Moodys)
              6.125% due 06/01/08.............................       4,314

 HARTFORD BOND HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            UTILITIES -- (CONTINUED)
$    +150   Waste Management, Inc. (Ba1 Moodys)
              7.375% due 08/01/10.............................  $      173
    7,165   Waste Management, Inc. (Baa3 Moodys)
              7.00% due 10/15/06..............................       7,683
    3,425   Westar Energy, Inc. (Ba1 Moody's)
              7.875% due 05/01/07.............................       3,797
                                                                ----------
                                                                   219,215
                                                                ----------
            Total corporate notes (cost $917,072).............  $  937,170
                                                                ==========
PRINCIPAL
AMOUNT I
---------
FOREIGN/YANKEE BONDS & NOTES -- 12.5%
            BANKS -- 0.7%
$   4,460   Abbey National PLC (A1 Moodys)
              6.70% due 06/29/49..............................  $    4,884
      100   Abbey National PLC (A1 Moodys)
              7.35% due 10/29/49..............................         107
    4,980   Abbey National PLC (Aa3 Moodys)
              6.69% due 10/17/05..............................       5,169
     @200   Barclays Bank PLC (Aa3 Moodys)
              8.55% due 09/29/49..............................         245
     +@75   HSBC Capital Funding LP (A2 Moodys)
              4.61% due 12/29/49..............................          72
@###5,192   Halyk Savings Bank of Kazakhstan
              (B2 Moodys)
              8.125% due 10/07/09.............................       5,140
EUR   150   Landesbank Baden-Wuerttemberg Girozentrale (Aaa
              Moodys)
              3.25% due 05/08/08..............................         187
      100   National Westminister Bank PLC (Aa2 Moody's)
              1.375% due 08/01/49.............................          86
     @120   Spintab AB (A1 Moodys)
              7.50% due 08/14/49..............................         129
    3,150   TuranAlem Finance BV (Aaa Moodys)
              7.875% due 06/02/10.............................       3,157
   @2,915   TuranAlem Finance BV (Baa2 Moodys)
              8.00% due 03/24/14..............................       2,769
                                                                ----------
                                                                    21,945
                                                                ----------
            COMMUNICATIONS -- 0.5%
       75   British Telecommunications PLC (Baa1 Moodys)
              7.875% due 12/15/05.............................          79
    8,450   Deutsche Telekom International Finance BV (Baa1
              Moodys)
              8.25% due 06/15/05..............................       8,777
    2,150   Rogers Cable, Inc. (Ba2 Moodys)
              6.25% due 06/15/13..............................       2,107
       25   Rogers Cablesystems, Inc. (Baa3 Moodys)
              10.00% due 03/15/05.............................          26
      325   TELUS Corp. (Ba1 Moodys)
              7.50% due 06/01/07..............................         356

PRINCIPAL                                                         MARKET
AMOUNT I                                                          VALUE
---------                                                       ----------
            COMMUNICATIONS -- (CONTINUED)
$     130   TELUS Corp. (Ba1 Moodys)
              8.00% due 06/01/11..............................  $      152
    4,990   Telefonica Europe BV (A2 Moodys)
              7.35% due 09/15/05..............................       5,211
                                                                ----------
                                                                    16,708
                                                                ----------
            ENERGY & SERVICES -- 1.2%
    3,470   EnCana Corp. (Baa2 Moody's)
              6.30% due 11/01/11..............................       3,796
   @7,795   Gazprom International S.A. (Baa2 Moodys)
              7.201% due 02/01/20.............................       7,892
    3,300   Gazprom Morgan Stanley (Ba1 Moody's) 9.625% due
              03/01/13........................................       3,671
      220   Husky Oil Ltd. (Ba1 Moodys)
              8.90% due 08/15/28..............................         255
      150   Husky Oil Ltd. (Baa2 Moodys)
              7.125% due 11/15/06.............................         162
    3,120   Pemex Project Funding Master Trust Co. (Baa1
              Moodys)
              7.375% due 12/15/14.............................       3,401
    4,635   Petro-Canada (Baa2 Moodys)
              5.35% due 07/15/33..............................       4,247
     +100   Petroleos Mexicanos (Baa1 Moodys)
              6.50% due 02/01/05..............................         101
    7,060   Petroleos Mexicanos (Baa1 Moodys)
              9.25% due 03/30/18..............................       8,596
    6,475   Repsol International Finance BV (Baa2 Moodys)
              7.45% due 07/15/05..............................       6,721
                                                                ----------
                                                                    38,842
                                                                ----------
            FINANCIAL SERVICES -- 0.1%
       64   Pemex Finance Ltd. (Aa3 Moodys)
              8.02% due 05/15/07..............................          68
    3,300   Pemex Finance Ltd. (Baa1 Moodys)
              9.69% due 08/15/09..............................       3,779
      100   Southern Investments UK PLC (Baa1 Moodys)
              6.80% due 12/01/06..............................         105
      200   Yorkshire Power Finance Ltd. (Baa3 Moodys)
              6.496% due 02/15/08.............................         209
     @100   Yorkshire Power Pass-Through Asset Trust, Series
              2000-1 (Baa2 Moodys)
              8.25% due 02/15/05..............................         102
                                                                ----------
                                                                     4,263
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 0.4%
   11,500   Cadbury Schweppes Finance PLC (Baa2 Moodys)
              5.00% due 06/26/07..............................      11,901
                                                                ----------
            FOREIGN GOVERNMENTS -- 7.4%
EUR75,700   Bundesobligation (Aaa Moodys)
              3.50% due 10/10/08..............................      95,364
EUR23,930   Bundesobligation (Aaa Moodys)
              4.50% due 08/17/07..............................      31,070
CAD   200   Canadian Government Bond (Aa1 Moodys)
              7.25% due 06/01/07..............................         173

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT I                                                          VALUE
---------                                                       ----------
FOREIGN/YANKEE BONDS & NOTES -- (CONTINUED)
            FOREIGN GOVERNMENTS -- (CONTINUED)
CAD   200   Canadian Government Bond (Aa1 Moodys)
              9.00% due 03/01/11..............................  $      199
EUR   250   Deutsche Bundesrepublik (Aaa Moody's)
              4.50% due 07/04/09..............................         327
EUR   200   French Treasury Note (Aa3 Moodys)
              3.50% due 01/12/08..............................         252
EUR34,085   French Treasury Note (Aa3 Moodys)
              4.75% due 07/12/07..............................      44,495
EUR26,932   French Treasury Note (Aa3 Moodys)
              5.00% due 07/12/05..............................      34,142
AUD   300   Italy Government International Bond (Aa Moodys)
              5.875% due 08/14/08.............................         218
  +32,225   Italy Government International Bond (Aa2 Moodys)
              3.75% due 12/14/07..............................      32,612
    9,200   Mexico Government International Bond (Baa2 Moodys)
              4.625% due 10/08/08.............................       9,292
     +150   Mexico Government International Bond (Baa2 Moodys)
              6.625% due 03/03/15.............................         159
      275   Mexico Government International Bond (Baa2 Moodys)
              7.50% due 04/08/33..............................         289
                                                                ----------
                                                                   248,592
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.3%
      250   Abitibi-Consolidated, Inc. (Baa3 Moodys)
              8.85% due 08/01/30..............................         248
    8,340   Domtar, Inc. (Baa3 Moodys)
              7.875% due 10/15/11.............................       9,632
                                                                ----------
                                                                     9,880
                                                                ----------
            HOTELS & GAMING -- 0.0%
       75   Intrawest Corp. (B1 Moodys)
              7.50% due 10/15/13..............................          78
                                                                ----------
            MACHINERY -- 0.2%
   @5,550   Fondo LatinoAmericano De Reservas (Aa2 Moodys)
              3.00% due 08/01/06..............................       5,561
                                                                ----------
            MEDIA & ENTERTAINMENT -- 0.4%
    7,300   British Sky Broadcasting Group PLC (Ba1 Moodys)
              7.30% due 10/15/06..............................       7,857
    3,660   Shaw Communications, Inc. (Baa3 Moodys)
              8.25% due 04/11/10..............................       4,136
                                                                ----------
                                                                    11,993
                                                                ----------
            METALS, MINERALS & MINING -- 0.5%
   +7,200   Inco Ltd. (Baa3 Moodys)
              7.75% due 05/15/12..............................       8,483
    7,300   Placer Dome, Inc. (Baa2 Moodys)
              7.125% due 06/15/07.............................       7,923
                                                                ----------
                                                                    16,406
                                                                ----------

PRINCIPAL                                                         MARKET
AMOUNT I                                                          VALUE
---------                                                       ----------
            TRANSPORTATION -- 0.3%
$+@11,250   Bombardier, Inc. (Baa3 Moodys)
              6.30% due 05/01/14..............................  $    9,716
                                                                ----------
            UTILITIES -- 0.5%
   13,500   France Telecom S.A. (Baa3 Moodys)
              8.50% due 03/01/11..............................      16,161
      150   France Telecom S.A. (Baa3 Moodys)
              9.25% due 03/01/31..............................         199
   @4,378   Ras Laffan Liquefied Natural Gas Co., Ltd. (Baa1
              Moodys)
              3.437% due 09/15/09.............................       4,335
     @150   Western Power Distribution Holdings Ltd. (Baa2
              Moodys)
              6.75% due 12/15/04..............................         151
                                                                ----------
                                                                    20,846
                                                                ----------
            Total foreign/yankee bonds & notes (cost
              $407,344).......................................  $  416,731
                                                                ==========
PRINCIPAL
 AMOUNT
---------
INTEREST ONLY -- 0.4%
$@149,037   Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2004-PWR3, Class X1 (AAA Fitch)
              7.26% due 02/11/41..............................  $    3,293
  183,000   GS Mortgage Securities Corp., Series 2004-GG2,
              Class XP (Aaa Moodys)
              3.86% due 08/01/38..............................       3,272
  @69,939   Morgan (J.P.) Chase Commercial Mortgage Securities
              Corp., Series 2004-C1, Class X2 (Aaa Moodys)
              3.75% due 01/15/38..............................       3,316
  @66,315   Wachovia Bank Commercial Mortgage Trust, Series
              2004-C10, Class XP
              (Aaa Moodys)
              3.73% due 02/15/41..............................       3,020
                                                                ----------
                                                                    12,901
                                                                ----------
            Total interest only (cost $12,855)................  $   12,901
                                                                ==========
MUNICIPAL BONDS -- 0.4%
            FINANCIAL SERVICES -- 0.4%
$     275   Industry California Urban Development Agency (Aaa
              Moodys)
              6.10% due 05/01/24..............................  $      283
   15,200   State of Illinois (Aa3 Moodys)
              5.10% due 06/01/33..............................      14,478
                                                                ----------
                                                                    14,761
                                                                ----------
            Total municipal bonds (cost $15,482)..............  $   14,761
                                                                ==========

 HARTFORD BOND HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
U.S. TREASURIES & FEDERAL AGENCIES -- 40.2%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.8%
$  27,684   5.50% due 10/01/18 -- 05/01/34....................  $   28,105
       51   6.00% due 04/01/17 -- 07/01/29....................          54
       22   6.50% due 07/01/16 -- 08/01/32....................          24
       47   7.50% due 09/01/29 -- 11/01/31....................          50
                                                                ----------
                                                                    28,233
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.1%
###175,682  5.00% due 02/01/18 -- 05/01/34....................     175,932
###307,420  5.50% due 06/01/18 -- 06/01/34....................     312,042
###178,980  6.00% due 07/01/12 -- 08/01/34....................     185,522
      247   6.30% due 04/01/08................................         265
   26,270   6.50% due 11/01/14 -- 01/01/33....................      27,580
       98   7.00% due 02/01/16 -- 09/01/32....................         104
    3,416   7.50% due 11/01/15 -- 05/01/32....................       3,661
       15   8.00% due 04/01/32................................          16
                                                                ----------
                                                                   705,122
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.3%
###62,150   5.00% due 10/15/33................................      61,800
   68,858   5.50% due 11/15/32 -- 08/15/33....................      70,201
   21,135   6.00% due 12/15/31 -- 12/01/32....................      21,938
   53,050   6.50% due 02/15/28 -- 09/15/32....................      56,046
      232   7.00% due 06/20/30 -- 08/15/31....................         247
        1   7.50% due 01/15/32................................           1
       25   8.50% due 11/15/24................................          28
                                                                ----------
                                                                   210,261
                                                                ----------
            U.S. TREASURY BONDS -- 8.4%
   +7,040   2.25% due 02/15/07................................       6,965
   +3,110   3.375% due 09/15/09...............................       3,111
   +2,625   4.25% due 08/15/14................................       2,652
  +27,168   5.375% due 02/15/31...............................      29,104
 +141,480   6.25% due 08/15/23................................     165,211
  +58,625   6.875% due 08/15/25...............................      73,595
                                                                ----------
                                                                   280,638
                                                                ----------
            U.S. TREASURY NOTES -- 3.6%
  +66,600   1.875% due 11/30/05...............................      66,309
   +5,310   4.375% due 05/15/07...............................       5,522
  +44,480   4.75% due 05/15/14................................      46,690
                                                                ----------
                                                                   118,521
                                                                ----------
            Total U.S. treasuries & federal agencies (cost
              $1,323,276).....................................  $1,342,775
                                                                ==========
 SHARES
---------
WARRANTS -- 0.0%
            COMMUNICATIONS -- 0.0%
  *-##@@1   Iridium World Communications, Inc.................  $       --
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            UTILITIES -- 0.0%
  *##@@--   Ntelos, Inc.......................................  $       --
                                                                ----------
            Total warrants (cost $98).........................  $       --
                                                                ==========
SHORT-TERM SECURITIES -- 27.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 14.6%
  489,244   State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  489,244
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 13.3%
$ 107,286   BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $107,291
              (Collateralized by U.S. Treasury Bonds, 8.875%
              due 08/15/17)
              1.720% due 10/01/04.............................     107,286
  107,286   RBS Greenwich Capital Markets Joint Repurchase
              Agreement, dated 09/30/04; Proceeds at maturity
              $107,291 (Collateralized by U.S. Treasury Bonds,
              8.60% -- 8.75% due 02/15/20 -- 08/15/20)
              1.730% due 10/01/04.............................     107,286
   86,139   State Street Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $86,143
              (Collateralized by U.S. Treasury Bonds,
              6.125% -- 9.00% due 08/15/17 -- 08/15/29 and
              U.S. Treasury Notes, 4.75% due 05/15/14)
              1.700% due 10/01/04.............................      86,139
  143,048   UBS Warburg Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $143,055
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 7.875% due 05/15/16 -- 11/15/28)
              1.730% due 10/01/04.............................     143,048
                                                                ----------
                                                                   443,759
                                                                ----------
            Total short-term securities
              (cost $933,003).................................  $  933,003
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $3,987,781) -- 120.8%...............   4,036,903
            OTHER ASSETS, LESS LIABILITIES -- (20.8)%.........    (693,566)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $3,343,337
                                                                ==========

--------------------------------------------------------------------------------

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @ Securities exempt from registration under Rule 144A of the securities of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September
       30, 2004, the market value of these securities amounted to $127,684 or 3.8% of net assets.

   ##  Illiquid Securities.

                                                                      MARKET VALUE
                                                                      PERCENTAGE OF
                                 ACQUISITION   ACQUISITION   MARKET    FUND'S NET
SECURITY                           DATE(S)        COST       VALUE       ASSETS
--------                         -----------   -----------   ------   -------------

Centura Capital Trust I........    5/22/03        $315        $291          --%
First American Capital Trust
 I.............................    2/13/04          86          85          --
Iridium World Communications,
 Inc. .........................    7/11/97          97          @@          --
Knology, Inc. .................   10/22/04          26          24          --
Ntelos, Inc. ..................    7/21/00           1          @@          --
URC Holdings Corp. ............    10/8/03          54          54          --
Voicestream Wireless Corp. ....     8/1/97          @@          @@          --
Voicestream Wireless Corp. ....     5/3/01          @@          @@          --
                                                              ----        ----
                                                              $454          --%
                                                              ====        ====


    L  Debt securities are in default due to bankruptcy.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $0, which represents 0.0% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    I  All principal amounts are in U.S. dollars unless otherwise indicated.

       AUD -- Australian Dollar

       EUR -- Euro

       CAD -- Canadian Dollar

  ###  The cost of the securities purchased on a when-issued basis at September
       30, 2004 was $182,252.

Market value of investments in foreign securities represents 13.0% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                         UNREALIZED
                                                  CONTRACT           DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT              DATE            (DEPRECIATION)
-----------                  ------------         ---------         ----------         --------------
EURO (Buy)                     $ 33,026           $ 32,348          10/25/2004            $   678
EURO (Sell)                     134,947            133,145          10/25/2004             (1,802)
EURO (Sell)                      33,026             31,976          10/25/2004             (1,050)
                                                                                          -------
                                                                                          $(2,174)
                                                                                          =======

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                            VALUE
---------                                                       -----------
COMMON STOCKS -- 98.1%
            BANKS -- 10.7%
   +1,643   American Capital Strategies Ltd. .................  $    51,504
   +2,610   Bank of America Corp. ............................      113,087
   -2,700   Bayerische Vereinsbank AG.........................       51,972
    6,531   Citigroup, Inc. ..................................      288,165
   +9,108   Countrywide Financial Corp. ......................      358,776
   +1,000   Golden West Financial Corp. ......................      110,950
      -12   Mitsubishi Tokyo Financial Group, Inc. ...........       98,011
   -1,152   UBS AG............................................       81,190
   +3,358   Unibanco-Uniao de Bancos Brasileiros S.A., GDR....       81,357
                                                                -----------
                                                                  1,235,012
                                                                -----------
            BUSINESS SERVICES -- 1.1%
   +1,500   Fluor Corp. ......................................       66,780
     +838   Omnicom Group, Inc. ..............................       61,246
                                                                -----------
                                                                    128,026
                                                                -----------
            CHEMICALS -- 1.6%
   +1,883   Dow Chemical Co. (The)............................       85,056
   +4,495   Lyondell Chemical Co. ............................      100,958
                                                                -----------
                                                                    186,014
                                                                -----------
            COMMUNICATIONS -- 7.0%
   +3,335   America Movil S.A. de C.V., ADR...................      130,181
   +8,354   Motorola, Inc. ...................................      150,713
    *+647   NTL, Inc. ........................................       40,159
  *16,572   Nextel Communications, Inc., Class A..............      395,086
   +1,180   PT Telekomunikasi Indonesia ADR...................       20,876
    *+906   Research in Motion Ltd. ..........................       69,173
                                                                -----------
                                                                    806,188
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.3%
   *2,300   Apple Computer, Inc. .............................       89,125
  *+5,152   EMC Corp. ........................................       59,459
  -31,295   HON HAI Precision Industry........................      107,820
   *1,433   International Business Machines Corp. ............      122,891
                                                                -----------
                                                                    379,295
                                                                -----------
            CONSTRUCTION -- 0.5%
   +1,233   Lennar Corp. .....................................       58,691
                                                                -----------
            CONSUMER DURABLES -- 0.8%
  *+8,480   Corning, Inc. ....................................       93,955
                                                                -----------
            CONSUMER NON-DURABLES -- 6.2%
     -462   Kose Corp. .......................................       17,705
   +4,665   McKesson Corp. ...................................      119,665
   *1,421   Medco Health Solutions, Inc. .....................       43,912
    +-517   Nintendo Co., Ltd. ...............................       63,258
  *+6,140   Safeway, Inc. ....................................      118,561
   +7,744   Tyco International Ltd. ..........................      237,419
  *+7,738   Xerox Corp. ......................................      108,948
                                                                -----------
                                                                    709,468
                                                                -----------
            DRUGS -- 5.0%
   +2,641   AstraZeneca PLC, ADR..............................      108,616
  *+1,192   Biovail Corp. ....................................       20,627
  *+2,810   IVAX Corp. .......................................       53,819
  *+2,745   Millennium Pharmaceuticals, Inc. .................       37,628
   +3,885   Novartis AG, ADR..................................      181,327

                                                                  MARKET
 SHARES                                                            VALUE
---------                                                       -----------
            DRUGS -- (CONTINUED)
    *+269   OSI Pharmaceuticals, Inc. ........................  $    16,505
   +5,205   Pfizer, Inc. .....................................      159,258
                                                                -----------
                                                                    577,780
                                                                -----------
            ELECTRONICS -- 9.1%
 *+12,752   Altera Corp. .....................................      249,551
   *3,318   Amphenol Corp. ...................................      113,668
  *+5,891   Broadcom Corp., Class A...........................      160,760
   *4,890   Cisco Systems, Inc. ..............................       88,516
  *+3,974   NVIDIA Corp. .....................................       57,700
     -964   Samsung Electronics Co., Ltd. ....................      382,783
                                                                -----------
                                                                  1,052,978
                                                                -----------
            ENERGY & SERVICES -- 9.4%
   o2,620   Consol Energy, Inc. ..............................       91,408
    1,678   Devon Energy Corp. ...............................      119,119
    2,589   EnCana Corp. .....................................      119,856
   +2,316   Halliburton Co. ..................................       78,029
     +816   Peabody Energy Corp. .............................       48,564
    1,994   Petro-Canada......................................      103,604
   +2,000   Petroleo Brasileiro S.A., ADR.....................       63,840
   -2,692   SK Corp. .........................................      123,880
   +5,013   Sasol Ltd., ADR...................................       93,840
    3,275   Suncor Energy, Inc. ..............................      104,833
    *+875   Weatherford International Ltd. ...................       44,658
   +2,548   XTO Energy, Inc. .................................       82,745
     +684   YUKOS ADR.........................................       10,968
                                                                -----------
                                                                  1,085,344
                                                                -----------
            FINANCIAL SERVICES -- 2.8%
   -1,078   Amvescap PLC......................................        5,843
  +-1,200   Orix Corp. .......................................      122,735
   @2,186   Spirit Finance Corp. .............................       21,857
    8,149   Standard Bank Group Ltd. .........................       64,070
  +-1,723   Takefuji Corp. ...................................      109,955
                                                                -----------
                                                                    324,460
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 2.7%
   +4,116   Bunge Ltd. .......................................      164,550
     +-17   Japan Tobacco, Inc. ..............................      145,729
                                                                -----------
                                                                    310,279
                                                                -----------
            FOREST & PAPER PRODUCTS -- 2.1%
    1,132   Kimberly-Clark Corp. .............................       73,103
  *+8,924   Smurfit-Stone Container Corp. ....................      172,866
                                                                -----------
                                                                    245,969
                                                                -----------
            INSURANCE -- 3.7%
   +5,318   Ace Ltd. .........................................      213,027
   +1,144   American International Group, Inc. ...............       77,747
   +4,097   St. Paul Travelers Cos., Inc. (The)...............      135,450
                                                                -----------
                                                                    426,224
                                                                -----------
            MACHINERY -- 0.7%
     +811   Deere & Co. ......................................       52,318
  *+1,388   Lam Research Corp. ...............................       30,376
                                                                -----------
                                                                     82,694
                                                                -----------
            MEDIA & ENTERTAINMENT -- 1.1%
  *+7,926   Time Warner, Inc. ................................      127,919
                                                                -----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                            VALUE
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.8%
   +4,197   BHP Billiton Ltd., ADR............................  $    87,096
                                                                -----------
            METALS, MINERALS & MINING -- 9.5%
   +3,496   Allegheny Technologies, Inc. .....................       63,804
  *+2,490   Apex Silver Mines Ltd. ...........................       54,035
   +1,133   Cameco Corp. .....................................       89,811
   +6,598   Companhia Vale do Rio Doce ADR....................      148,251
    2,238   Engelhard Corp. ..................................       63,436
   *1,609   International Steel Group, Inc. ..................       54,236
     -193   Posco.............................................       28,702
   -7,700   Rio Tinto PLC.....................................      206,958
    6,735   Teck Cominco Ltd. ................................      144,803
   +2,930   United States Steel Corp. ........................      110,208
   -8,028   Xstrata PLC.......................................      132,200
                                                                -----------
                                                                  1,096,444
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 2.0%
   +1,402   General Growth Properties, Inc. ..................       43,462
  *+7,367   Host Marriott Corp. ..............................      103,355
    2,071   iStar Financial, Inc. ............................       85,371
                                                                -----------
                                                                    232,188
                                                                -----------
            RETAIL -- 4.3%
  *+1,135   eBay, Inc. .......................................      104,379
   +6,000   Gap, Inc. (The)...................................      112,200
     -541   Kingfisher PLC....................................        3,022
   +1,830   Neiman-Marcus Group, Inc. ........................      105,237
   +4,892   Penney (J.C.) Co., Inc. ..........................      172,586
                                                                -----------
                                                                    497,424
                                                                -----------
            RUBBER & PLASTICS PRODUCTS -- 0.9%
     -366   Puma AG...........................................       98,123
                                                                -----------
            SOFTWARE & SERVICES -- 4.8%
   +1,910   Cognex Corp. .....................................       50,032
     *261   Computer Sciences Corp. ..........................       12,279
    *+814   Electronic Arts, Inc. ............................       37,440
    8,000   Microsoft Corp. ..................................      221,200
  *+5,300   VeriSign, Inc. ...................................      105,364
  *+3,838   Yahoo!, Inc. .....................................      130,136
                                                                -----------
                                                                    556,451
                                                                -----------
            TRANSPORTATION -- 5.9%
   +3,750   CSX Corp. ........................................      124,500
   +2,443   Honeywell International, Inc. ....................       87,595
  *+3,738   JetBlue Airways Corp. ............................       78,197
  +-1,253   Renault S.A. .....................................      102,591
  +-7,629   Toyota Motor Corp. ...............................      290,577
                                                                -----------
                                                                    683,460
                                                                -----------
            U.S. GOVERNMENT AGENCIES -- 1.2%
   +2,147   Federal Home Loan Mortgage Corp. .................      140,083
                                                                -----------
            UTILITIES -- 0.9%
      600   Mobile Telesystems ADR............................       86,994
                                                                -----------
            Total common stocks (cost $9,750,941).............  $11,308,559
                                                                ===========

                                                                  MARKET
 SHARES                                                            VALUE
---------                                                       -----------
WARRANTS -- 0.2%
            COMMUNICATIONS -- 0.2%
   @3,291   Icici Bank Ltd. ..................................  $    21,065
                                                                -----------
            Total warrants (cost $20,265).....................  $    21,065
                                                                ===========
SHORT-TERM SECURITIES -- 13.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 13.8%
1,594,658   State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 1,594,658
                                                                ===========


PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.1%
 $  435     ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $435
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27)
              1.770% due 10/01/04.............................          435
  1,305     ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at
              maturity $1,305 (Collateralized by
              U.S. Treasury Bills, 1.853% due 02/15/05
              and Federal National Mortgage Association,
              1.756% -- 6.625% due 11/03/04 -- 10/15/07)
              1.875% due 10/01/04.............................        1,305
    229     BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $229
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 --
              11/15/28)
              1.720% due 10/01/04.............................          229
  3,699     UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $3,699
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% --
              8.50% due 03/01/09 -- 10/01/34 and Federal
              National Mortgage Association, 4.50% -- 7.50%
              due 11/01/05 -- 09/01/34) 1.890% due 10/01/04...        3,699
                                                                -----------
                                                                      5,668
                                                                -----------
            Total short-term securities (cost $1,600,326).....  $ 1,600,326
                                                                ===========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $11,371,532) -- 112.2%..........................   12,929,950
                                                                -----------
            OTHER ASSETS, LESS LIABILITIES -- (12.2%).........   (1,403,169)
                                                                -----------
            NET ASSETS -- 100.0%..............................  $11,526,781
                                                                ===========

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $42,922 or 0.4% of net assets.

    o  Private placement.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $2,173,054, which represents
       18.9% of the total net assets.

Market value of investments in foreign securities represents 33.9% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
British Pound (Sell)           $18,709            $18,726          10/05/2004            $     17
British Pound (Sell)             3,382              3,364          10/04/2004                 (18)
British Pound (Sell)               920                921          10/01/2004                   1
EURO (Buy)                       8,073              8,014          10/01/2004                  59
EURO (Buy)                       3,976              3,968          10/04/2004                   8
Japanese Yen (Sell)             12,380             12,249          10/01/2004                (131)
Japanese Yen (Sell)              9,649              9,561          10/01/2004                 (88)
Japanese Yen (Sell)              6,723              6,705          10/05/2004                 (18)
Japanese Yen (Sell)              1,899              1,889          10/04/2004                 (10)
South African Rands (Buy)       51,459             46,812          12/31/2004               4,647
South African Rands (Buy)       39,005             34,937          12/31/2004               4,068
South African Rands (Buy)       34,693             32,256          12/31/2004               2,437
South African Rands (Buy)       26,001             24,646          12/31/2004               1,355
South African Rands (Buy)       25,631             22,916          12/31/2004               2,715
South African Rands (Buy)       18,727             17,711          12/31/2004               1,016
South African Rands (Buy)       11,284             10,677          12/31/2004                 607
South African Rands (Buy)        6,440              6,261          12/31/2004                 179
South African Rands (Buy)        5,162              5,081          12/31/2004                  81
South African Rands (Buy)        4,897              4,692          12/31/2004                 205
South African Rands (Buy)        4,319              4,101          12/31/2004                 218
South African Rands (Buy)        4,093              3,931          12/31/2004                 162
South African Rands (Buy)        3,423              3,231          12/31/2004                 192
South African Rands (Buy)        2,410              2,155          12/31/2004                 255
South African Rands (Buy)        1,908              1,798          12/31/2004                 110
South African Rands (Buy)        1,574              1,488          12/31/2004                  86
South African Rands (Buy)        1,332              1,289          12/31/2004                  43
South African Rands (Buy)        1,101              1,030          12/31/2004                  71
South African Rands (Buy)          433                388          12/31/2004                  45
South African Rands (Sell)      96,974             86,185          12/31/2004             (10,789)
South African Rands (Sell)      88,071             78,363          12/31/2004              (9,708)
South African Rands (Sell)      29,093             25,861          12/31/2004              (3,232)
South African Rands (Sell)      19,395             17,619          12/31/2004              (1,776)
South African Rands (Sell)       9,698              8,751          12/31/2004                (947)
South African Rands (Sell)         662                597          12/31/2004                 (65)
                                                                                         --------
                                                                                         $ (8,205)
                                                                                         ========

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 94.4%
            BANKS -- 11.8%
     763    Bank of America Corp. ............................  $ 33,041
     176    Capital One Financial Corp. ......................    13,006
     848    Citigroup, Inc. ..................................    37,394
     384    Countrywide Financial Corp. ......................    15,134
      33    Golden West Financial Corp. ......................     3,661
     150    Regions Financial Corp. ..........................     4,947
                                                                --------
                                                                 107,183
                                                                --------
            BUSINESS SERVICES -- 2.3%
    *337    Accenture Ltd. ...................................     9,121
     252    Cendant Corp. ....................................     5,452
      84    Omnicom Group, Inc. ..............................     6,148
                                                                --------
                                                                  20,721
                                                                --------
            CHEMICALS -- 0.6%
      92    Air Products & Chemicals, Inc. ...................     5,019
                                                                --------
            COMMUNICATIONS -- 3.9%
     869    Motorola, Inc. ...................................    15,670
    *495    Nextel Communications, Inc., Class A..............    11,791
     400    Sprint Corp. -- FON Group.........................     8,048
                                                                --------
                                                                  35,509
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 4.6%
      99    3M Co. ...........................................     7,909
    *299    Dell, Inc. .......................................    10,659
     202    International Business Machines Corp. ............    17,311
     142    Pitney Bowes, Inc. ...............................     6,245
                                                                --------
                                                                  42,124
                                                                --------
            CONSTRUCTION -- 1.0%
     198    Lennar Corp. .....................................     9,401
                                                                --------
            CONSUMER NON-DURABLES -- 4.0%
      59    Cardinal Health, Inc. ............................     2,574
      31    Colgate-Palmolive Co. ............................     1,378
     226    Gillette Co. (The)................................     9,446
    *507    Medco Health Solutions, Inc. .....................    15,660
     268    Supervalu, Inc. ..................................     7,392
                                                                --------
                                                                  36,450
                                                                --------
            DRUGS -- 10.1%
     329    Abbott Laboratories...............................    13,945
    *158    Amgen, Inc. ......................................     8,944
     *61    Cephalon, Inc. ...................................     2,898
    *117    Forest Laboratories, Inc. ........................     5,258
    *218    Genzyme Corp. ....................................    11,840
    *139    Gilead Sciences, Inc. ............................     5,211
     *41    Hospira, Inc. ....................................     1,263
    *501    King Pharmaceuticals, Inc. .......................     5,980
     943    Pfizer, Inc. .....................................    28,867
     396    Schering-Plough Corp. ............................     7,546
                                                                --------
                                                                  91,752
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.4%
     107    Tektronix, Inc. ..................................     3,551
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            ELECTRONICS -- 5.6%
  *1,015    Cisco Systems, Inc. ..............................  $ 18,372
     398    General Electric Co. .............................    13,359
     620    Intel Corp. ......................................    12,445
    *368    National Semiconductor Corp. .....................     5,694
      63    Texas Instruments, Inc. ..........................     1,347
                                                                --------
                                                                  51,217
                                                                --------
            ENERGY & SERVICES -- 8.6%
     267    ChevronTexaco Corp. ..............................    14,300
     161    ConocoPhillips....................................    13,339
      73    Devon Energy Corp. ...............................     5,162
     221    ExxonMobil Corp. .................................    10,671
     273    Marathon Oil Corp. ...............................    11,253
     180    Occidental Petroleum Corp. .......................    10,073
     233    Unocal Corp. .....................................    10,028
      39    Valero Energy Corp. ..............................     3,152
                                                                --------
                                                                  77,978
                                                                --------
            FINANCIAL SERVICES -- 0.4%
      40    Goldman Sachs Group, Inc. ........................     3,767
                                                                --------
            FOOD, BEVERAGE & TOBACCO -- 5.8%
     332    Altria Group, Inc. ...............................    15,640
     327    Coca-Cola Co. (The)...............................    13,088
     235    Coca-Cola Enterprises, Inc. ......................     4,442
     323    PepsiCo., Inc. ...................................    15,704
     101    UST, Inc. ........................................     4,054
                                                                --------
                                                                  52,928
                                                                --------
            FOREST & PAPER PRODUCTS -- 3.7%
     261    Kimberly-Clark Corp. .............................    16,826
     251    Weyerhaeuser Co. .................................    16,700
                                                                --------
                                                                  33,526
                                                                --------
            INSURANCE -- 5.0%
     250    Ace Ltd. .........................................     9,995
     189    MBIA, Inc. .......................................    10,984
     452    St. Paul Travelers Cos., Inc. (The)...............    14,927
     127    XL Capital Ltd., Class A..........................     9,412
                                                                --------
                                                                  45,318
                                                                --------
            MACHINERY -- 1.3%
     316    Graco, Inc. ......................................    10,569
      24    Ingersoll Rand Co. ...............................     1,618
                                                                --------
                                                                  12,187
                                                                --------
            MEDIA & ENTERTAINMENT -- 2.7%
    *144    Comcast Corp., Class A............................     4,071
      86    Gannett Co., Inc. ................................     7,187
    *845    Time Warner, Inc. ................................    13,640
                                                                --------
                                                                  24,898
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.4%
      72    Becton, Dickinson & Co. ..........................     3,743
                                                                --------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
      69    General Growth Properties, Inc. ..................     2,136
                                                                --------

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- 2.8%
     301    Gap, Inc. (The)...................................  $  5,636
     464    Limited Brands, Inc. .............................    10,338
     187    McDonald's Corp. .................................     5,230
      88    Wal-Mart Stores, Inc. ............................     4,658
                                                                --------
                                                                  25,862
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 1.1%
     125    NIKE, Inc., Class B...............................     9,834
                                                                --------
            SOFTWARE & SERVICES -- 6.1%
      98    Adobe Systems, Inc. ..............................     4,843
     253    First Data Corp. .................................    10,999
   1,229    Microsoft Corp. ..................................    33,980
    *517    Oracle Corp. .....................................     5,830
                                                                --------
                                                                  55,652
                                                                --------
            TRANSPORTATION -- 6.2%
     434    Delphi Corp. .....................................     4,028
      92    FedEx Corp. ......................................     7,875
     118    General Dynamics Corp. ...........................    12,017
      95    Genuine Parts Co. ................................     3,631
     212    Norfolk Southern Corp. ...........................     6,305
     243    United Technologies Corp. ........................    22,719
                                                                --------
                                                                  56,575
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 2.7%
     120    Federal Home Loan Mortgage Corp. .................     7,835
     258    Federal National Mortgage Association.............    16,326
                                                                --------
                                                                  24,161
                                                                --------
            UTILITIES -- 3.1%
      72    Ameren Corp. .....................................     3,309
     464    Exelon Corp. .....................................    17,042
      84    Public Service Enterprise Group, Inc. ............     3,574
     175    Waste Management, Inc. ...........................     4,774
                                                                --------
                                                                  28,699
                                                                --------
            Total common stocks (cost $801,690)...............  $860,191
                                                                ========


PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
 -------                                                        --------
SHORT-TERM SECURITIES -- 4.6%
            REPURCHASE AGREEMENT -- 4.6%
 $ 3,190    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $3,190
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
              due 10/01/04....................................  $  3,190
   9,568    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $9,569
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07) 1.875% due 10/01/04.......     9,568
   1,677    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $1,677
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
              due 10/01/04....................................     1,677
  27,110    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $27,112
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
              due 10/01/04....................................    27,110
                                                                --------
                                                                  41,545
                                                                --------
            Total short-term securities (cost $41,545)........  $ 41,545
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $843,235) -- 99.0%..................   901,736
            OTHER ASSETS, LESS LIABILITIES -- 1.0%............     9,190
                                                                --------
            NET ASSETS -- 100.0%..............................  $910,926
                                                                ========

    *  Non-income producing during the period.

   ++ The Fund had 597 Emini Standard & Poor's 500 December 2004 Futures contracts open as of September 30, 2004. These contracts had a value of $33,280 as of September 30, 2004 and were collateralized by $1,910 of cash.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 96.2%
            BANKS -- 8.4%
   2,796    Bank of America Corp. ............................  $  121,168
   2,969    Citigroup, Inc. ..................................     131,013
     436    Comerica, Inc. ...................................      25,883
     173    HSBC Holdings PLC, ADR............................      13,824
   1,637    MBNA Corp. .......................................      41,245
   1,823    Morgan (J.P.) Chase & Co. ........................      72,414
   1,429    Synovus Financial Corp. ..........................      37,379
     288    Zions Bancorp.....................................      17,567
                                                                ----------
                                                                   460,493
                                                                ----------
            CHEMICALS -- 4.5%
     751    Avery Dennison Corp. .............................      49,368
     736    Dow Chemical Co. (The)............................      33,230
   2,435    du Pont (E.I.) de Nemours & Co. ..................     104,219
   1,353    Rohm & Haas Co. ..................................      58,126
                                                                ----------
                                                                   244,943
                                                                ----------
            COMMUNICATIONS -- 6.3%
   1,621    BellSouth Corp. ..................................      43,972
   3,346    Motorola, Inc. ...................................      60,353
   2,486    SBC Communications, Inc. .........................      64,504
   2,380    Sprint Corp. -- FON Group.........................      47,901
   3,336    Verizon Communications, Inc. .....................     131,389
                                                                ----------
                                                                   348,119
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.8%
    *478    Apple Computer, Inc. .............................      18,516
  *2,379    EMC Corp. ........................................      27,457
   1,246    International Business Machines Corp. ............     106,832
   1,231    Pitney Bowes, Inc. ...............................      54,274
                                                                ----------
                                                                   207,079
                                                                ----------
            CONSUMER NON-DURABLES -- 3.1%
     754    Cardinal Health, Inc. ............................      33,011
     793    Colgate-Palmolive Co. ............................      35,814
     586    Gillette Co. (The)................................      24,472
   1,501    Mattel, Inc. .....................................      27,217
     577    McKesson Corp. ...................................      14,797
  *2,419    Xerox Corp. ......................................      34,058
                                                                ----------
                                                                   169,369
                                                                ----------
            DRUGS -- 7.5%
   2,786    Abbott Laboratories...............................     118,028
     967    AstraZeneca PLC, ADR..............................      39,752
     809    Eli Lilly & Co. ..................................      48,604
    *211    Hospira, Inc. ....................................       6,454
     692    Novartis AG, ADR..................................      32,314
   1,416    Pfizer, Inc. .....................................      43,343
   3,590    Schering-Plough Corp. ............................      68,418
   1,498    Wyeth.............................................      56,025
                                                                ----------
                                                                   412,938
                                                                ----------
            ELECTRONICS -- 2.6%
     677    Emerson Electric Co. .............................      41,869
   1,558    General Electric Co. .............................      52,334
   2,257    Texas Instruments, Inc. ..........................      48,033
                                                                ----------
                                                                   142,236
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            ENERGY & SERVICES -- 13.9%
     771    Anadarko Petroleum Corp. .........................  $   51,137
   1,569    BP PLC, ADR.......................................      90,265
   2,039    ChevronTexaco Corp. ..............................     109,393
   2,047    EnCana Corp. .....................................      94,766
   3,619    ExxonMobil Corp. .................................     174,905
     423    Occidental Petroleum Corp. .......................      23,636
   1,489    Royal Dutch Petroleum Co., NY Shares..............      76,838
     667    Schlumberger Ltd. ................................      44,903
    +962    Total S.A., ADR...................................      98,277
                                                                ----------
                                                                   764,120
                                                                ----------
            FINANCIAL SERVICES -- 3.0%
     985    Franklin Resources, Inc. .........................      54,912
     370    Goldman Sachs Group, Inc. ........................      34,527
     595    Merrill Lynch & Co., Inc. ........................      29,578
    +618    UBS AG............................................      43,492
                                                                ----------
                                                                   162,509
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.1%
   1,416    Altria Group, Inc. ...............................      66,595
   1,205    Coca-Cola Co. (The)...............................      48,256
   1,135    Coca-Cola Enterprises, Inc. ......................      21,455
   1,047    General Mills, Inc. ..............................      46,997
   1,812    Sara Lee Corp. ...................................      41,422
                                                                ----------
                                                                   224,725
                                                                ----------
            FOREST & PAPER PRODUCTS -- 5.0%
   1,758    Abitibi-Consolidated, Inc. .......................      11,092
     454    Bowater, Inc. ....................................      17,327
   1,653    International Paper Co. ..........................      66,806
     820    Kimberly-Clark Corp. .............................      52,951
     556    Temple-Inland, Inc. ..............................      37,322
   1,324    Weyerhaeuser Co. .................................      88,006
                                                                ----------
                                                                   273,504
                                                                ----------
            INSURANCE -- 5.6%
     576    Ace Ltd. .........................................      23,091
   1,074    American International Group, Inc. ...............      73,008
     916    MBIA, Inc. .......................................      53,332
     704    Marsh & McLennan Cos., Inc. ......................      32,192
     562    Prudential Financial, Inc. .......................      26,446
   1,074    St. Paul Travelers Cos., Inc. (The)...............      35,510
     895    XL Capital Ltd., Class A..........................      66,228
                                                                ----------
                                                                   309,807
                                                                ----------
            MACHINERY -- 2.1%
     710    Caterpillar, Inc. ................................      57,079
     998    Parker-Hannifin Corp. ............................      58,754
                                                                ----------
                                                                   115,833
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.0%
  *1,124    Comcast Corp. ....................................      31,368
  *1,076    Comcast Corp., Class A............................      30,396
     624    Gannett Co., Inc. ................................      52,266
  *2,982    Time Warner, Inc. ................................      48,126
                                                                ----------
                                                                   162,156
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.8%
   1,393    Baxter International, Inc. .......................      44,802
                                                                ----------

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 2.2%
   1,947    Alcoa, Inc. ......................................  $   65,396
     506    Rio Tinto PLC, ADR................................      55,020
                                                                ----------
                                                                   120,416
                                                                ----------
            RETAIL -- 2.6%
     918    Family Dollar Stores, Inc. .......................      24,883
   2,343    McDonald's Corp. .................................      65,686
   2,248    TJX Cos., Inc. (The)..............................      49,546
                                                                ----------
                                                                   140,115
                                                                ----------
            SOFTWARE & SERVICES -- 1.2%
   2,402    Microsoft Corp. ..................................      66,402
                                                                ----------
            TRANSPORTATION -- 9.1%
   2,114    CSX Corp. ........................................      70,195
     941    Canadian Pacific Railway Ltd. ....................      24,271
   4,274    Delphi Corp. .....................................      39,709
     517    FedEx Corp. ......................................      44,310
     727    General Dynamics Corp. ...........................      74,268
     773    Genuine Parts Co. ................................      29,660
   1,273    Honeywell International, Inc. ....................      45,653
     796    Norfolk Southern Corp. ...........................      23,658
   1,840    Southwest Airlines Co. ...........................      25,064
     317    USF Corp. ........................................      11,384
   1,297    Union Pacific Corp. ..............................      76,016
     360    United Technologies Corp. ........................      33,654
                                                                ----------
                                                                   497,842
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.2%
   1,045    Federal Home Loan Mortgage Corp. .................      68,169
                                                                ----------
            UTILITIES -- 6.2%
     838    Dominion Resources, Inc. .........................      54,686
   2,208    Exelon Corp. .....................................      81,020
     919    FPL Group, Inc. ..................................      62,793
     865    Pinnacle West Capital Corp. ......................      35,902
     936    Progress Energy, Inc. ............................      39,609
   2,445    Waste Management, Inc. ...........................      66,849
                                                                ----------
                                                                   340,859
                                                                ----------
            Total common stocks (cost $4,783,873).............  $5,276,436
                                                                ==========

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
SHORT-TERM SECURITIES -- 6.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.3%
 124,059    BNY Institutional Cash Reserves Fund..............  $  124,059
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 4.1%
$ 17,295    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $17,297
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27)
              1.770% due 10/01/04.............................      17,295
  51,887    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $51,890
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due 11/03/04 --
              10/15/07)
              1.875% due 10/01/04.............................      51,887
   9,093    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $9,093
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28)
              1.720% due 10/01/04.............................       9,093
 147,013    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $147,020
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
              due 10/01/04....................................     147,013
                                                                ----------
                                                                   225,288
                                                                ----------
            Total short-term securities
              (cost $349,347).................................  $  349,347
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,133,220) -- 102.6%...............   5,625,783
            OTHER ASSETS, LESS LIABILITIES -- (2.6%)..........    (138,724)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $5,487,059
                                                                ==========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

Market value of investments in foreign securities represents 10.6% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD EQUITY INCOME HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 97.5%
            BANKS -- 25.3%
     84     Bank of America Corp. ............................  $ 3,657
     82     Citigroup, Inc. ..................................    3,626
     12     Comerica, Inc. ...................................      736
     18     First Horizon National Corp. .....................      759
     49     Morgan (J.P.) Chase & Co. ........................    1,963
     57     National City Corp. ..............................    2,192
     41     PNC Financial Services Group, Inc. ...............    2,217
     33     SunTrust Banks, Inc. .............................    2,340
      5     U.S. Bancorp......................................      147
     10     Wachovia Corp. ...................................      467
      3     Washington Mutual, Inc. ..........................      136
     29     Wells Fargo & Co. ................................    1,714
                                                                -------
                                                                 19,954
                                                                -------
            CHEMICALS -- 7.3%
     14     Air Products & Chemicals, Inc. ...................      783
     42     Dow Chemical Co. (The)............................    1,899
     48     du Pont (E.I.) de Nemours & Co. ..................    2,037
     16     PPG Industries, Inc. .............................    1,006
                                                                -------
                                                                  5,725
                                                                -------
            COMMUNICATIONS -- 2.7%
     18     BellSouth Corp. ..................................      502
     42     SBC Communications, Inc. .........................    1,078
     13     Verizon Communications, Inc. .....................      514
                                                                -------
                                                                  2,094
                                                                -------
            COMPUTERS & OFFICE EQUIPMENT -- 0.5%
     21     Hewlett-Packard Co. ..............................      386
                                                                -------
            DRUGS -- 5.9%
     29     Abbott Laboratories...............................    1,245
     50     Pfizer, Inc. .....................................    1,529
     50     Wyeth.............................................    1,864
                                                                -------
                                                                  4,638
                                                                -------
            ELECTRICAL EQUIPMENT -- 0.8%
     16     Rockwell Automation, Inc. ........................      607
                                                                -------
            ELECTRONICS -- 1.9%
     24     Emerson Electric Co. .............................    1,515
                                                                -------
            ENERGY & SERVICES -- 10.7%
     25     BP PLC, ADR.......................................    1,463
      5     ChevronTexaco Corp. ..............................      246
     22     ConocoPhillips....................................    1,799
     79     ExxonMobil Corp. .................................    3,832
     25     Shell Transport & Trading Co., PLC, ADR...........    1,106
                                                                -------
                                                                  8,446
                                                                -------
            FINANCIAL SERVICES -- 7.8%
     24     Goldman Sachs Group, Inc. ........................    2,260
     43     Merrill Lynch & Co., Inc. ........................    2,128
     35     Morgan Stanley Dean Witter & Co. .................    1,723
                                                                -------
                                                                  6,111
                                                                -------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            FOOD, BEVERAGE & TOBACCO -- 4.4%
     27     Altria Group, Inc. ...............................  $ 1,257
     18     General Mills, Inc. ..............................      810
     16     Heinz (H.J.) Co. .................................      573
     20     Kellogg Co. ......................................      847
                                                                -------
                                                                  3,487
                                                                -------
            FOREST & PAPER PRODUCTS -- 3.8%
     17     Kimberly-Clark Corp. .............................    1,079
     29     Weyerhaeuser Co. .................................    1,930
                                                                -------
                                                                  3,009
                                                                -------
            INSURANCE -- 4.1%
      9     Chubb Corp. (The).................................      600
     11     Marsh & McLennan Cos., Inc. ......................      505
     15     St. Paul Travelers Cos., Inc. (The)...............      500
     22     XL Capital Ltd., Class A..........................    1,658
                                                                -------
                                                                  3,263
                                                                -------
            MACHINERY -- 4.7%
     46     Caterpillar, Inc. ................................    3,689
                                                                -------
            MEDIA & ENTERTAINMENT -- 1.3%
     12     Gannett Co., Inc. ................................      991
                                                                -------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.9%
     21     Baxter International, Inc. .......................      674
                                                                -------
            METALS, MINERALS & MINING -- 3.7%
     86     Alcoa, Inc. ......................................    2,895
                                                                -------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
      6     General Growth Properties, Inc. ..................      177
                                                                -------
            TRANSPORTATION -- 2.7%
     51     General Motors Corp. .............................    2,161
                                                                -------
            U.S. GOVERNMENT AGENCIES -- 0.5%
      6     Federal National Mortgage Association.............      411
                                                                -------
            UTILITIES -- 8.3%
     29     Dominion Resources, Inc. .........................    1,882
     11     Entergy Corp. ....................................      679
     38     Exelon Corp. .....................................    1,399
     15     FPL Group, Inc. ..................................    1,009
     13     Scana Corp. ......................................      471
     23     TXU Corp. ........................................    1,097
                                                                -------
                                                                  6,537
                                                                -------
            Total common stocks (cost $75,420)................  $76,770
                                                                =======

 HARTFORD EQUITY INCOME HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
  AMOUNT                                                          VALUE
-----------                                                    ---------
SHORT-TERM SECURITIES -- 2.6%
           REPURCHASE AGREEMENT -- 2.6%
 $     156 ABN Amro Joint Repurchase Agreement, dated
             09/30/04; Proceeds at maturity $156
             (Collateralized by U.S. Treasury Bonds,
             6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
             due 10/01/04....................................  $     156
       468 ABN Amro Joint TriParty Repurchase Agreement,
             dated 09/30/04; Proceeds at maturity $468
             (Collateralized by U.S. Treasury Bills, 1.853%
             due 02/15/05 and Federal National Mortgage
             Association, 1.756% -- 6.625% due
             11/03/04 -- 10/15/07) 1.875% due 10/01/04.......        468
        82 BPN Paribas Joint Repurchase Agreement, dated
             09/30/04; Proceeds at maturity $82
             (Collateralized by U.S. Treasury Bonds,
             5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
             due 10/01/04....................................         82
     1,325 UBS Warburg Joint TriParty Repurchase Agreement,
             dated 09/30/04; Proceeds at maturity $1,325
             (Collateralized by Federal Home Loan Mortgage
             Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
             and Federal National Mortgage Association,
             4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
             due 10/01/04....................................      1,325
                                                               ---------
                                                                   2,031
                                                               ---------
           Total short-term securities (cost $2,031).........  $   2,031
                                                               =========
           INVESTMENTS IN SECURITIES AT VALUE
             (TOTAL COST $77,451) -- 100.1%..................     78,801
           OTHER ASSETS, LESS LIABILITIES -- (0.1)%..........        (28)
                                                               ---------
           NET ASSETS -- 100.0%..............................  $  78,773
                                                               =========

    *  Non-income producing during the period.
Market value of investments in foreign securities represents 3.3% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD FOCUS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 97.6%
            BANKS -- 12.1%
     58     American Express Co. .............................  $ 2,974
     80     Bank of America Corp. ............................    3,484
     98     Citigroup, Inc. ..................................    4,341
                                                                -------
                                                                 10,799
                                                                -------
            BUSINESS SERVICES -- 2.7%
    *89     Accenture Ltd. ...................................    2,416
                                                                -------
            COMMUNICATIONS -- 3.2%
    156     Motorola, Inc. ...................................    2,809
                                                                -------
            COMPUTERS & OFFICE EQUIPMENT -- 5.8%
   *243     EMC Corp. ........................................    2,802
    127     Hewlett-Packard Co. ..............................    2,372
                                                                -------
                                                                  5,174
                                                                -------
            CONSUMER NON-DURABLES -- 5.5%
     51     Colgate-Palmolive Co. ............................    2,295
     48     Procter & Gamble Co. (The)........................    2,609
                                                                -------
                                                                  4,904
                                                                -------
            DRUGS -- 16.9%
     47     Abbott Laboratories...............................    1,982
    *53     Amgen, Inc. ......................................    3,004
     50     Eli Lilly & Co. ..................................    3,021
    *46     Genzyme Corp. ....................................    2,481
    148     Pfizer, Inc. .....................................    4,523
                                                                -------
                                                                 15,011
                                                                -------
            ELECTRONICS -- 12.0%
    *61     Broadcom Corp., Class A...........................    1,673
   *139     Cisco Systems, Inc. ..............................    2,512
    120     General Electric Co. .............................    4,023
    122     Intel Corp. ......................................    2,449
                                                                -------
                                                                 10,657
                                                                -------
            FINANCIAL SERVICES -- 2.5%
     44     Morgan Stanley Dean Witter & Co. .................    2,189
                                                                -------
            INSURANCE -- 6.6%
     48     American International Group, Inc. ...............    3,277
     57     Marsh & McLennan Cos., Inc. ......................    2,590
                                                                -------
                                                                  5,867
                                                                -------
            MACHINERY -- 3.7%
     41     Caterpillar, Inc. ................................    3,298
                                                                -------
            MEDIA & ENTERTAINMENT -- 4.0%
   *220     Time Warner, Inc. ................................    3,544
                                                                -------
            MEDICAL INSTRUMENTS & SUPPLIES -- 4.2%
     73     Medtronic, Inc. ..................................    3,763
                                                                -------
            RUBBER & PLASTICS PRODUCTS -- 2.1%
     23     NIKE, Inc., Class B...............................    1,836
                                                                -------
            SOFTWARE & SERVICES -- 8.3%
    266     Microsoft Corp. ..................................    7,360
                                                                -------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            TRANSPORTATION -- 8.0%
     21     FedEx Corp. ......................................  $ 1,808
     49     Lockheed Martin Corp. ............................    2,716
     28     United Technologies Corp. ........................    2,615
                                                                -------
                                                                  7,139
                                                                -------
            Total common stocks (cost $82,876)................  $86,766
                                                                =======
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 2.5%
            REPURCHASE AGREEMENT -- 2.5%
 $  171     ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $171
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27)
              1.770% due 10/01/04.............................  $   171
    512     ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $512
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07)
              1.875% due 10/01/04.............................      512
     90     BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $90
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28)
              1.720% due 10/01/04.............................       90
  1,451     UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $1,451
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34)
              1.890% due 10/01/04.............................    1,451
                                                                -------
                                                                  2,224
                                                                -------
            Total short-term securities (cost $2,224).........  $ 2,224
                                                                =======
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $85,100) -- 100.1%..................   88,990
            OTHER ASSETS, LESS LIABILITIES -- (0.1%)..........      (47)
                                                                -------
            NET ASSETS -- 100.0%..............................  $88,943
                                                                =======

    *  Non-income producing during the period.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
 AMOUNT I                                                          VALUE
-----------                                                       --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.1%
$   @###300   Aire, Series 2004-1 (Aaa Moodys)
                1.80% due 09/20/05..............................  $    300
        345   Americredit Automobile Receivables Trust, Series
                2004-CA, Class A2 (Aaa Moodys)
                2.39% due 11/06/07..............................       345
        291   Arms II, Series GL, Class A (Aaa Moodys)
                2.093% due 09/10/34.............................       291
       @@--   BMW Vehicle Owner Trust, Series 2003-A, Class A2
                (Aaa Moodys)
                1.45% due 11/25/05..............................        --
        450   Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A3 (Aaa Moodys)
                5.61% due 11/15/33..............................       479
        595   Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2003-T12, Class A4 (Aaa Moodys)
                4.68% due 08/13/39..............................       596
        450   CS First Boston Mortgage Securities Corp., Series
                2003-C3, Class A5 (Aaa Moodys)
                3.936% due 05/15/38.............................       429
        720   Capital One Prime Auto Receivables Trust, Series
                2004-2, Class A2 (Aaa Moodys)
                2.43% due 02/15/07..............................       720
        176   Crusade Global Trust, Series 2003-1, Class A (Aaa
                Moodys)
                1.82% due 01/17/34..............................       176
        332   Crusade Global Trust, Series 2003-2, Class A (Aaa
                Moodys)
                2.10% due 09/18/34..............................       331
        145   Crusade Global Trust, Series 2004-1, Class A1 (Aaa
                Moodys)
                1.76% due 01/16/35..............................       145
        670   DaimlerChrysler Master Owner Trust, Series 2004-B,
                Class A (Aaa Moodys)
                1.65% due 08/15/09..............................       670
GBP    @325   European Loan Conduit, Series 19A, Class A (Aaa
                Moody's)
                5.20% due 11/01/29..............................       588
        850   Fleet Credit Card Master Trust II, Series 2003-A,
                Class A (Aaa Moodys)
                2.40% due 07/15/08..............................       848
      1,135   GE Capital Credit Card Master Note Trust, Series
                2004-1, Class A (Aaa Moodys)
                1.81% due 06/15/10..............................     1,135
        395   Honda Auto Receivables Owner Trust, Series 2004-1,
                Class A3 (Aaa Moodys)
                1.68% due 12/21/06..............................       393
        154   John Deere Owner Trust, Series 2003-A, Class A2
                (Aaa Moodys)
                1.31% due 01/15/06..............................       154
        309   Medallion Trust, Series 2003-1G, Class A (Aaa
                Moodys)
                1.74% due 12/21/33..............................       310

 PRINCIPAL                                                         MARKET
 AMOUNT I                                                          VALUE
-----------                                                       --------
$       303   Medallion Trust, Series 2004-1G, Class A1 (Aaa
                Moodys)
                1.88% due 05/25/35..............................  $    303
        600   Morgan Stanley Dean Witter Capital I, Series
                2001-TOP3, Class A3 (Aaa Moodys)
                6.20% due 07/15/33..............................       649
      1,100   National RMBS Trust, Series 2004-1, Class A1 (Aaa
                Moodys)
                2.054% due 03/30/34.............................     1,100
      **750   Nelnet Student Loan Corp., Series 2004-1A, Class
                A1A (Aaa Moodys)
                1.82% due 05/25/19..............................       750
        575   Nelnet Student Loan Trust, Series 2004-3, Class A1
                (Aaa Moodys)
                1.635% due 01/25/11.............................       574
        500   Nomura Asset Securities Corp., Series 1998-D6,
                Class A1B (Aaa Moodys)
                6.59% due 03/17/28..............................       548
        570   Prudential Commercial Mortgage Trust, Series
                2003-PWR1, Class A2 (Aa Moodys)
                4.493% due 02/11/36.............................       566
       @193   RMAC, Series 2003-NS2A, Class A1B (Aaa Moodys)
                1.619% due 06/12/18.............................       193
GBP    @180   RMAC, Series 2004-NS1A, Class A1A (Aaa Moody's)
                1.589% due 12/20/20.............................       326
        430   SLM Student Loan Trust, Series 2004-7, Class A1
                (Aaa Moodys)
                1.623% due 04/25/06.............................       430
   ###1,470   USAA Auto Owner Trust, Series 2003-1, Class A3
                (Aaa Moodys)
                2.06% due 06/15/07..............................     1,464
        430   USAA Auto Owner Trust, Series 2004-2, Class A2
                (Aaa Moodys)
                2.41% due 02/15/07..............................       430
        850   WFS Financial Owner Trust, Series 2004-2, Class A2
                (Aaa Moodys)
                2.03% due 10/22/07..............................       848
                                                                  --------
              Total collateralized mortgage obligations (cost
                $15,980)........................................  $ 16,091
                                                                  ========
  SHARES
-----------
COMMON STOCKS -- 57.8%
              AEROSPACE & DEFENSE -- 1.8%
      +-157   European Aeronautic Defense and Space Co. ........  $  4,165
       -595   Rolls-Royce Group PLC.............................     2,731
                                                                  --------
                                                                     6,896
                                                                  --------
              APPAREL & TEXTILE -- 1.3%
       +-17   Adidas AG.........................................     2,390
       -558   Esprit Holdings Ltd. .............................     2,833
                                                                  --------
                                                                     5,223
                                                                  --------

--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE
-----------                                                       --------
COMMON STOCKS -- (CONTINUED)
              BANKS -- 3.2%
        109   Bank of America Corp. ............................  $  4,736
      +-160   Bayerische Vereinsbank AG.........................     3,089
         32   Citigroup, Inc. ..................................     1,403
         88   Countrywide Financial Corp. ......................     3,454
                                                                  --------
                                                                    12,682
                                                                  --------
              BUSINESS SERVICES -- 0.7%
       -456   Capita Group PLC..................................     2,718
                                                                  --------
              COMMUNICATIONS -- 10.3%
      +-117   Alcatel S.A. .....................................     1,372
     -1,272   Carphone Warehouse Group PLC......................     3,435
       -376   Hutchison Whampoa Ltd. ...........................     2,941
        262   Motorola, Inc. ...................................     4,721
       *114   Research in Motion Ltd. ..........................     8,710
       *@41   SES Global........................................       403
      ###16   SES Global........................................       151
     -2,231   Telefonaktiebolaget LM Ericcson AB, ADR, B
                Shares..........................................     6,963
     -2,295   Vodafone Group PLC................................     5,504
      *+192   XM Satellite Radio Holdings, Inc. ................     5,947
                                                                  --------
                                                                    40,147
                                                                  --------
              COMPUTERS & OFFICE EQUIPMENT -- 1.6%
       *118   Apple Computer, Inc. .............................     4,565
        *50   Dell, Inc. .......................................     1,787
                                                                  --------
                                                                     6,352
                                                                  --------
              CONSTRUCTION -- 0.5%
        -92   Autostrade S.p.A. ................................     1,963
                                                                  --------
              CONSUMER NON-DURABLES -- 1.9%
         19   Cardinal Health, Inc. ............................       827
         69   Gillette Co. (The)................................     2,863
       +-13   Nintendo Co., Ltd. ...............................     1,553
         76   Tyco International Ltd. ..........................     2,315
                                                                  --------
                                                                     7,558
                                                                  --------
              DRUGS -- 5.8%
        *12   Barr Pharmaceuticals, Inc. .......................       510
      *+467   Elan Corp., PLC, ADR..............................    10,935
       *170   IVAX Corp. .......................................     3,255
        -24   Novartis AG.......................................     1,126
        -22   Roche Holdings AG.................................     2,262
        241   Schering-Plough Corp. ............................     4,590
                                                                  --------
                                                                    22,678
                                                                  --------
              EDUCATION -- 0.2%
         *9   Apollo Group, Inc. ...............................       653
                                                                  --------
              ELECTRICAL EQUIPMENT -- 0.6%
         44   Danaher Corp. ....................................     2,277
                                                                  --------
              ELECTRONICS -- 3.7%
        *92   Cisco Systems, Inc. ..............................     1,656
        161   General Electric Co. .............................     5,406
       -100   LG Electronics, Inc. .............................     5,730
       +-81   Pioneer Corp. ....................................     1,694
                                                                  --------
                                                                    14,486
                                                                  --------

                                                                   MARKET
  SHARES                                                           VALUE
-----------                                                       --------
              ENERGY & SERVICES -- 5.5%
     -3,999   CNOOC Ltd. .......................................  $  2,091
         97   ENSCO International, Inc. ........................     3,159
         72   ExxonMobil Corp. .................................     3,485
       **49   OAO Gazprom ADR...................................     1,755
         66   Schlumberger Ltd. ................................     4,449
       +-17   Total S.A. .......................................     3,411
        *89   Transocean, Inc. .................................     3,174
                                                                  --------
                                                                    21,524
                                                                  --------
              FINANCIAL SERVICES -- 1.0%
       -223   Standard Chartered PLC............................     3,833
                                                                  --------
              FOOD, BEVERAGE & TOBACCO -- 1.2%
     +-@@--   Japan Tobacco, Inc. ..............................     2,450
        -69   Koninklijke Numico N.V. ..........................     2,215
                                                                  --------
                                                                     4,665
                                                                  --------
              HOTELS & GAMING -- 0.8%
       -257   InterContinental Hotels Group PLC.................     2,932
                                                                  --------
              INSURANCE -- 1.7%
        -36   Allianz AG........................................     3,671
        -29   Muenchener Rueckversicherungs-Gesellschaft AG.....     2,774
                                                                  --------
                                                                     6,445
                                                                  --------
              MEDIA & ENTERTAINMENT -- 0.2%
       -206   EMI Group PLC.....................................       823
                                                                  --------
              MEDICAL INSTRUMENTS & SUPPLIES -- 0.6%
         44   Medtronic, Inc. ..................................     2,268
                                                                  --------
              METALS, MINERALS & MINING -- 1.4%
       -111   Billiton PLC......................................     1,169
      ###54   Companhia Vale do Rio Doce ADR....................     1,203
         25   Lukoil ADR........................................     3,051
                                                                  --------
                                                                     5,423
                                                                  --------
              RETAIL -- 6.5%
         77   Best Buy Co., Inc. ...............................     4,160
        -47   Essilor International S.A. .......................     3,019
       -253   Great Universal Stores PLC........................     4,124
         90   Home Depot, Inc. (The)............................     3,520
       -320   Kingfisher PLC....................................     1,785
        114   Staples, Inc. ....................................     3,402
       *121   Starbucks Corp. ..................................     5,492
                                                                  --------
                                                                    25,502
                                                                  --------
              RUBBER & PLASTICS PRODUCTS -- 0.6%
        -42   Continental AG....................................     2,281
                                                                  --------
              SOFTWARE & SERVICES -- 3.7%
        +54   Infosys Technologies Ltd., ADR....................     3,039
         91   Microsoft Corp. ..................................     2,502
        -51   Trend Micro, Inc. ................................     2,194
       *193   Yahoo!, Inc. .....................................     6,541
                                                                  --------
                                                                    14,276
                                                                  --------
              TRANSPORTATION -- 2.2%
      *-729   British Airways PLC...............................     2,738
        +48   Canadian National Railway Co. ....................     2,360

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE
-----------                                                       --------
COMMON STOCKS -- (CONTINUED)
              TRANSPORTATION -- (CONTINUED)
        -50   Hyundai Motor Co., Ltd. ..........................  $  2,285
       -120   Kia Motors Corp. .................................     1,107
                                                                  --------
                                                                     8,490
                                                                  --------
              UTILITIES -- 0.8%
         17   Mobile Telesystems ADR............................     2,508
         36   Waste Management, Inc. ...........................       973
                                                                  --------
                                                                     3,481
                                                                  --------
              Total common stocks (cost $204,247)...............  $225,576
                                                                  ========
 PRINCIPAL
 AMOUNT I
-----------
CORPORATE NOTES -- 4.2%
              BANKS -- 0.5%
$       850   Household Finance Corp. (A1 Moodys)
                4.75% due 07/15/13..............................  $    842
      1,200   U.S. Bank N.A. (Aa2 Moodys)
                1.68% due 07/28/06..............................     1,199
                                                                  --------
                                                                     2,041
                                                                  --------
              COMMUNICATIONS -- 0.1%
        375   Verizon New England, Inc. (Aa2 Moodys)
                6.50% due 09/15/11..............................       414
                                                                  --------
              DRUGS -- 0.2%
        940   Eli Lilly & Co. (Aa3 Moodys)
                1.79% due 08/24/07..............................       938
                                                                  --------
              ELECTRONICS -- 0.3%
      1,100   General Electric Co. (Aaa Moodys)
                5.00% due 02/01/13..............................     1,131
                                                                  --------
              ENERGY & SERVICES -- 0.1%
        225   Burlington Resources Finance Co. (Baa1 Moodys)
                6.68% due 02/15/11..............................       253
                                                                  --------
              FINANCIAL SERVICES -- 0.5%
       +600   Credit Suisse First Boston USA, Inc. (Aa3 Moodys)
                5.125% due 01/15/14.............................       607
GBP     400   Morgan Stanley Dean Witter & Co. (Aa3 Moodys)
                5.375% due 11/14/13.............................       712
       @167   Southern Capital Corp. (Baa2 Moodys)
                5.70% due 06/30/23..............................       174
EUR     511   Toyota Motor Credit Corp. (Aaa Moody's)
                4.75% due 06/17/05..............................       645
                                                                  --------
                                                                     2,138
                                                                  --------
              FOOD, BEVERAGE & TOBACCO -- 0.2%
        300   ConAgra Foods, Inc. (Baa1 Moodys)
                6.00% due 09/15/06..............................       316
      **450   Miller Brewing Co. (Baa1 Moodys)
                4.25% due 08/15/08..............................       457
                                                                  --------
                                                                       773
                                                                  --------

 PRINCIPAL                                                         MARKET
 AMOUNT I                                                          VALUE
-----------                                                       --------
              FOREST & PAPER PRODUCTS -- 0.2%
EUR     325   International Paper Co. (Baa2 Moodys)
                5.375% due 08/11/06.............................  $    420
        400   Weyerhaeuser Co. (Baa2 Moodys)
                6.125% due 03/15/07.............................       426
                                                                  --------
                                                                       846
                                                                  --------
              INSURANCE -- 0.6%
       @390   Citizens Property Insurance Corp. (Aaa Moodys)
                6.85% due 08/25/07..............................       427
        300   Everest Reinsurance Holdings, Inc. (A3 Moodys)
                8.50% due 03/15/05..............................       307
        400   NAC RE Corp. (A2 Moodys)
                7.15% due 11/15/05..............................       417
        250   St. Paul Travelers Cos., Inc. (The) (A2 Moodys)
                5.75% due 03/15/07..............................       263
        340   UnitedHealth Group, Inc. (A3 Moodys)
                5.20% due 01/17/07..............................       355
        500   WellPoint Health Networks, Inc. (Baa1 Moodys)
                6.375% due 01/15/12.............................       552
                                                                  --------
                                                                     2,321
                                                                  --------
              MEDIA & ENTERTAINMENT -- 0.1%
        425   Historic TW, Inc. (Baa1 Moodys)
                9.125% due 01/15/13.............................       532
                                                                  --------
              RETAIL -- 0.2%
GBP     215   McDonald's Corp. (A2 Moodys)
                5.875% due 04/23/32.............................       398
EUR   **225   Staples, Inc. (Baa2 Moodys)
                5.875% due 11/15/04.............................       280
                                                                  --------
                                                                       678
                                                                  --------
              TRANSPORTATION -- 0.8%
        450   Boeing Capital Corp. (A3 Moodys)
                4.75% due 08/25/08..............................       469
        455   DaimlerChrysler North America Holding Corp. (A3
                Moodys)
                2.343% due 09/10/07.............................       455
        550   DaimlerChrysler North America Holding Corp. (A3
                Moodys)
                6.50% due 11/15/13..............................       597
        375   Ford Motor Co. (Baa1 Moodys)
                6.625% due 10/01/28.............................       339
        400   Goodrich Corp. (Baa3 Moodys)
                7.50% due 04/15/08..............................       447
       @875   Volkswagen Credit, Inc. (A3 Moodys)
                1.88% due 07/21/05..............................       875
                                                                  --------
                                                                     3,182
                                                                  --------
              UTILITIES -- 0.4%
$       +95   Commonwealth Edison Co. (Baa1 Moodys)
                6.15% due 03/15/12..............................       106
        350   FPL Group Capital, Inc. (A2 Moodys)
                6.125% due 05/15/07.............................       374

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
-----------                                                       --------
CORPORATE NOTES -- (CONTINUED)
              UTILITIES -- (CONTINUED)
$       300   NSTAR (A2 Moodys)
                8.00% due 02/15/10..............................  $    355
        195   Virginia Electric & Power Co. (A3 Moodys)
                5.375% due 02/01/07.............................       204
                                                                  --------
                                                                     1,039
                                                                  --------
              Total corporate notes (cost $15,472)..............  $ 16,286
                                                                  ========
 PRINCIPAL
 AMOUNT I
-----------
FOREIGN/YANKEE BONDS & NOTES -- 23.5%
              BANKS -- 0.5%
$    @1,150   HBOS Treasury Services PLC (Aa2 Moodys)
                4.00% due 09/15/09..............................  $  1,153
EUR     225   Nordea Bank Finland PLC (A1 Moodys)
                5.75% due 03/26/14..............................       303
EUR   **425   Oversea-Chinese Banking Corp. (A1 Moody's)
                7.25% due 09/06/11..............................       622
                                                                  --------
                                                                     2,078
                                                                  --------
              CHEMICALS -- 0.1%
        175   Potash Corp. of Saskatchewan, Inc. (Baa2 Moodys)
                7.75% due 05/31/11..............................       206
                                                                  --------
              COMMUNICATIONS -- 0.3%
EUR     500   Telecom Italia S.p.A. (Baa2 Moody's)
                4.50% due 01/28/11..............................       632
        500   Telefonica Europe BV (A2 Moodys)
                7.75% due 09/15/10..............................       589
                                                                  --------
                                                                     1,221
                                                                  --------
              CONSUMER NON-DURABLES -- 0.1%
GBP     250   Tyco International Group S.A. (Aaa Moodys)
                6.50% due 11/21/31..............................       480
                                                                  --------
              ENERGY & SERVICES -- 0.3%
       @525   Mizuho Financial Group Cayman Ltd. (Baa1 Moodys)
                5.79% due 04/15/14..............................       542
EUR     400   National Grid Transco PLC (Baa1 Moodys)
                5.00% due 07/02/18..............................       497
EUR  ** 175   Pemex Project Funding Master Trust Co. (Baa1
                Moodys)
                6.625% due 04/04/10.............................       236
                                                                  --------
                                                                     1,275
                                                                  --------
              FINANCIAL SERVICES -- 0.4%
        400   AXA (A2 Moodys)
                8.60% due 12/15/30..............................       518
EUR     800   Lloyds TSB Bank PLC (Aa1 Moody's)
                5.25% due 07/14/08..............................     1,057
                                                                  --------
                                                                     1,575
                                                                  --------

 PRINCIPAL                                                         MARKET
 AMOUNT I                                                          VALUE
-----------                                                       --------
              FOOD, BEVERAGE & TOBACCO -- 0.1%
$       250   Cia Brasileira de Bebida (Baa3 Moodys)
                8.75% due 09/15/13..............................  $    283
                                                                  --------
              FOREIGN GOVERNMENTS -- 21.3%
AUD     270   Australia Government Bond (Aaa Moodys)
                5.75% due 06/15/11..............................       199
AUD     205   Australia Government Bond (Aaa Moodys)
                6.25% due 04/15/15..............................       158
AUD###10,500  Australia Government Bond (Aaa Moodys)
                7.50% due 09/15/09..............................     8,305
CAD     835   Canadian Government Bond (Aaa Moodys)
                5.50% due 06/01/10..............................       703
CAD  ###365   Canadian Government Bond (Aaa Moodys)
                5.75% due 06/01/29..............................       314
EUR     130   Corp. Andina de Fomento (A2 Moodys)
                6.375% due 06/18/09.............................       176
EUR   4,035   Denmark Government Bond (Aaa Moodys)
                4.875% due 04/18/07.............................     5,261
DKK   3,676   Denmark Government Bond (Aaa Moodys)
                6.00% due 11/15/09..............................       685
EUR###10,170  Deutsche Bundesrepublik (Aaa Moodys)
                4.50% due 07/04/09..............................    13,311
EUR     255   Deutsche Bundesrepublik (Aaa Moodys)
                5.00% due 01/04/12..............................       342
EUR   3,310   Deutsche Bundesrepublik (Aaa Moodys)
                5.50% due 01/04/31..............................     4,652
EUR   1,195   Dutch Treasury Certificate (Aaa Moodys)
                2.01% due 10/29/04..............................     1,482
      1,050   Finland Government International Bond (Aaa Moodys)
                4.75% due 03/06/07..............................     1,093
EUR   4,200   French Treasury Bill (Aaa Moodys)
                2.01% due 12/09/04..............................     5,197
EUR###7,400   French Treasury Bill (Aaa Moodys)
                2.05% due 01/20/05..............................     9,136
HUF 312,700   Hungary Government Bond (A1 Moodys)
                8.25% due 10/12/09..............................     1,503
JPY###593,850 Japan Government Five Year Bond (A2 Moodys)
                0.90% due 06/20/09..............................     5,466
JPY###279,800 Japan Government Ten Year Bond (A2 Moodys)
                1.50% due 09/20/13..............................     2,575
JPY###198,450 Japan Government Ten Year Bond (A2 Moodys)
                1.60% due 06/20/08..............................     1,881
JPY 167,800   Japan Government Twenty Year Bond (A2 Moodys)
                1.90% due 09/20/23..............................     1,497
MXN  37,670   Mexico Government International Bond (Baa1 Moodys)
                10.50% due 07/14/11.............................     3,501
         95   Mexico Government International Bond (Baa2 Moodys)
                8.125% due 12/30/19.............................       109
EUR     175   Netherlands Government Bond (Aaa Moodys)
                7.75% due 03/01/05..............................       222

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
 AMOUNT I                                                          VALUE
-----------                                                       --------
FOREIGN/YANKEE BONDS & NOTES -- (CONTINUED)
              FOREIGN GOVERNMENTS -- (CONTINUED)
NZD###$8,100  New Zealand Government Bond (Aaa Moodys)
                6.50% due 04/15/13..............................  $  5,604
NZD###4,140   New Zealand Government Bond (Aaa Moodys)
                7.00% due 07/15/09..............................     2,893
PLN###11,010  Poland Government Bond (A2 Moody's)
                6.00% due 05/24/09..............................     3,003
       @950   Russia Government International Bond (Baa3 Moodys)
                8.75% due 07/24/05..............................       990
SGD   1,430   Singapore Government Bond (Aaa Moodys)
                4.00% due 03/01/07..............................       895
EUR     425   South Africa Government International Bond (Baa2
                Moodys)
                5.25% due 05/16/13..............................       533
GBP     675   U.K. Treasury Gilt (Aaa Moodys)
                4.25% due 03/07/36..............................     1,153
GBP     275   U.K. Treasury Gilt (Aaa Moodys)
                6.25% due 11/25/10..............................       536
                                                                  --------
                                                                    83,375
                                                                  --------
              FOREST & PAPER PRODUCTS -- 0.0%
       @130   Inversiones CMPC S.A. (Baa2 Moodys)
                4.875% due 06/18/13.............................       128
                                                                  --------
              INSURANCE -- 0.1%
       @525   Dai-ichi Mutual Life Insurance Co. (The) (A2
                Moodys)
                5.73% due 03/17/14..............................       536
                                                                  --------
              UTILITIES -- 0.3%
        500   France Telecom S.A. (Baa3 Moodys)
                8.50% due 03/01/11..............................       599
                                                                  --------
              Total foreign/yankee bonds & notes (cost
                $86,574)........................................  $ 91,756
                                                                  ========
MUNICIPAL BONDS -- 0.1%
              FINANCIAL SERVICES -- 0.1%
$       350   State of California (A3 Moodys)
                5.25% due 02/01/23..............................  $    386
                                                                  --------
              Total municipal bonds (cost $370).................  $    386
                                                                  ========
                                                                   MARKET
  SHARES                                                           VALUE
-----------                                                       --------
OPTIONS CALL PURCHASED -- 0.0%
              ISSUER/EXPIRATION DATE/EXERCISE PRICE -- 0.0%
      7,900   Norweigian Krone vs. Japanese Yen/ December
                2005/16.74......................................  $     23
        760   U.S. Dollar vs. Euro/ December 2004/115.00........         9
                                                                  --------
                                                                        32
                                                                  --------
              Total options call purchased (cost $45)...........  $     32
                                                                  ========
OPTIONS PUT PURCHASED -- 0.0%
              ISSUER/EXPIRATION DATE/EXERCISE PRICE -- 0.0%
        960   Euro vs. Japanese Yen/ December 2005/116.60.......  $      9
      3,540   New Zealand Dollar vs. U.S. Dollar/ October
                2004/.630.......................................        16
                                                                  --------
                                                                        25
                                                                  --------
              Total options put purchased (cost $58)............  $     25
                                                                  ========
 PRINCIPAL
  AMOUNT
-----------
U.S. TREASURIES & FEDERAL AGENCIES -- 5.3%
              FEDERAL HOME LOAN BANK -- 0.3%
$     1,200   5.75% due 05/15/11................................  $  1,308
                                                                  --------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
        783   3.462% due 04/01/29...............................       812
                                                                  --------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.7%
      1,671   4.601% due 02/01/14...............................     1,697
      4,928   5.00% due 02/01/19 -- 05/01/19....................     5,015
      1,670   5.14% due 12/01/13................................     1,718
      1,093   5.50% due 04/01/18 -- 05/01/34....................     1,119
        339   6.295% due 06/01/09...............................       369
        531   6.50% due 10/01/16 -- 07/01/17....................       562
         14   7.00% due 02/01/29................................        15
                                                                  --------
                                                                    10,495
                                                                  --------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
        786   6.00% due 11/15/28 -- 04/15/33....................       816
        213   6.50% due 09/15/28 -- 10/15/28....................       225
      1,060   7.50% due 11/15/27 -- 07/15/29....................     1,143
        159   8.00% due 10/15/29 -- 12/15/30....................       173
                                                                  --------
                                                                     2,357
                                                                  --------
              U.S. TREASURY BONDS -- 0.5%
      1,980   5.375% due 02/15/31...............................     2,121
                                                                  --------
              U.S. TREASURY NOTES -- 1.0%
    ++3,760   3.00% due 11/15/07................................     3,771
                                                                  --------
              Total U.S. treasuries & federal agencies (cost
                $20,369)........................................  $ 20,864
                                                                  ========

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
-----------                                                       --------
SHORT-TERM SECURITIES -- 26.3%
              COMMERCIAL PAPER -- 0.2%
$       750   Svenska Handelsbanken
                1.113% due 02/14/05.............................  $    750
                                                                  --------
              CORPORATE NOTES -- 0.1%
        325   Kraft Foods (A3 Moody's)
                1.96% due 11/26/04..............................       325
                                                                  --------
  SHARES
-----------
              INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
              SECURITIES -- 10.8%
     42,049   State Street Navigator Securities Lending Prime
                Portfolio.......................................    42,049
                                                                  --------
 PRINCIPAL
  AMOUNT
-----------
              REPURCHASE AGREEMENT -- 14.7%
$     4,402   ABN Amro Joint Repurchase Agreement, dated
                09/30/04; Proceeds at maturity $4,402
                (Collateralized by U.S. Treasury Bonds,
                6.00% -- 7.125% due 02/15/23 -- 08/15/27)
                1.770% due 10/01/04.............................     4,402
     13,207   ABN Amro Joint TriParty Repurchase Agreement,
                dated 09/30/04; Proceeds at maturity $13,207
                (Collateralized by U.S. Treasury Bills, 1.853%
                due 02/15/05 and Federal National Mortgage
                Association,
                1.756% -- 6.625% due 11/03/04 -- 10/15/07)
                1.875% due 10/01/04.............................    13,207
      2,314   BPN Paribas Joint Repurchase Agreement, dated
                09/30/04; Proceeds at maturity $2,315
                (Collateralized by U.S. Treasury Bonds,
                5.25% -- 10.75% due 08/15/05 -- 11/15/28)
                1.720% due 10/01/04.............................     2,314
     37,419   UBS Warburg Joint TriParty Repurchase Agreement,
                dated 09/30/04; Proceeds at maturity
                $37,421(Collateralized by Federal Home Loan
                Mortgage Corp., 4.00% -- 8.50% due
                03/01/09 -- 10/01/34 and Federal National
                Mortgage Association, 4.50% -- 7.50% due
                11/01/05 -- 09/01/34)
                1.890% due 10/01/04.............................    37,419
                                                                  --------
                                                                    57,342
                                                                  --------
              U.S. TREASURY BILLS -- 0.5%
      2,325   1.44% due 11/18/04................................     2,321
                                                                  --------
              Total short-term securities (cost $102,787).......  $102,787
                                                                  ========
              INVESTMENTS IN SECURITIES AT VALUE
                (TOTAL COST $445,902) -- 121.3%.................   473,803
              OTHER ASSETS, LESS LIABILITIES -- (21.3)%.........   (83,524)
                                                                  --------
              NET ASSETS -- 100.0%..............................  $390,279
                                                                  ========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $6,635 or 1.7% of net assets.

   ** Securities contain some restriction as to public resale. At September 30, 2004, the market value of these securities amounted to $4,100 or 1.1% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $97,371, which represents 24.9% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    I  All principal amounts are in U.S. dollars unless otherwise indicated.
       AUD -- Australian Dollar
       CAD -- Canadian Dollar
       DKK -- Denmark Krone
       EUR -- Euro
       GBP -- British Pound
       HUF -- Hungary Forint
       JPY -- Japanese Yen
       MXN -- Mexican Peso
       NZD -- New Zealand Dollar
       PLN -- Polish Zloty
       SGD -- Singapore Dollar

  ### The cost of the securities on a when-issued basis at September 30, 2004 was $48,072.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                   PERCENTAGE OF
                                                    NET ASSETS
                                                   -------------
DIVERSIFICATION BY COUNTRY:
----------------------------------------------------------------
United States of America.....................           64.6%
United Kingdom...............................            9.6
Germany......................................            8.3
France.......................................            6.0
Japan........................................            5.1
Canada.......................................            3.1
Ireland......................................            2.8
South Korea..................................            2.3
Australia....................................            2.2
New Zealand..................................            2.2
Netherlands..................................            2.1
Russia.......................................            2.1
Hong Kong....................................            2.0
Sweden.......................................            1.8
Denmark......................................            1.5
Mexico.......................................            1.0
Switzerland..................................            0.9
Poland.......................................            0.8
Italy........................................            0.7
Brazil.......................................            0.4
Finland......................................            0.4
Hungary......................................            0.4
Singapore....................................            0.4
Luxembourg...................................            0.3
Spain........................................            0.2
South Africa.................................            0.1
Chile........................................             --
Supranational................................             --
                                                       -----
    Total....................................          121.3%
                                                       =====

               ++FUTURES CONTRACTS OPEN AS OF SEPTEMBER 30, 2004

                                                                                      UNREALIZED
                             NUMBER OF                                               APPRECIATION
DESCRIPTION                  CONTRACTS         POSITION         EXPIRATION          (DEPRECIATION)
-----------                  ---------         --------         -----------         --------------
U.S. Treasury Bond futures
  contracts                      27             long            December 04              $(43)
10 Year U.S. Treasury Note
  futures contracts              66             short           December 04               (16)
CBT 5 Year U.S. Treasury
  Note futures contracts         12             short           December 04                 1
S&P 500 Index futures
  contracts                       9             long            December 04                13
Russell 2000 Index futures
  contracts                      14             short           December 04                (9)
S&P TSE 60 Index futures
  contracts                       1             long            December 04                 3
MIB 30 Index future
  contract                        1             short           December 04                (1)
Eurex EURO-BUND futures
  contracts                     109             long            December 04                96
Eurex EURO-BOBL futures
  contracts                      17             long            December 04                21
Eurex EURO-SCHATZ futures
  contracts                      84             long            December 04                38
Eurex DAX Index future
  contract                        4             long            December 04                 3
                                                                                         ----
                                                                                         $106
                                                                                         ====

These contracts had a market value of $21,835 as of September 30, 2004 and were collateralized by $1,650 U.S. Treasury Notes, 3.00% due 11/15/07, with a market value of $1,559.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                  UNREALIZED
                             MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                  ------         --------         ----------         --------------
Australian Dollar (Buy)      $1,156          $1,114          10/25/2004             $  42
Australian Dollar (Buy)       1042             1025          10/25/2004                17
Australian Dollar (Buy)        581              570          10/25/2004                11
Australian Dollar (Buy)        571              569          10/25/2004                 2
Australian Dollar (Buy)        558              556          10/25/2004                 2
Australian Dollar (Buy)        391              389          12/16/2004                 2
Australian Dollar (Buy)         72               69          12/22/2004                 3
Australian Dollar (Buy)         42               41          10/25/2004                 1
Australian Dollar (Buy)         21               21          10/25/2004                --
Australian Dollar (Buy)         21               20          10/25/2004                 1
Australian Dollar (Sell)      1423             1401          10/25/2004               (22)
Australian Dollar (Sell)       131              129          12/16/2004                (2)
Australian Dollar (Sell)       130              126          12/16/2004                (4)
Australian Dollar (Sell)       130              125          12/16/2004                (5)
British Pound (Buy)           1646             1651          12/17/2004                (5)
British Pound (Buy)           1193             1186           10/4/2004                 7
British Pound (Buy)            288              282           12/3/2004                 6
British Pound (Buy)            254              248           12/3/2004                 6
British Pound (Buy)            254              250           12/3/2004                 4
British Pound (Buy)             33               33           10/1/2004                --
British Pound (Buy)             20               20          12/22/2004                --
British Pound (Sell)          4762             4706           12/3/2004               (56)
British Pound (Sell)           573              560          12/17/2004               (13)
British Pound (Sell)           572              561          12/17/2004               (11)
British Pound (Sell)           495              493          12/17/2004                (2)
British Pound (Sell)           140              139           12/3/2004                (1)
Canadian Dollars (Buy)        1137             1127          10/13/2004                10
Canadian Dollars (Buy)         577              571          10/13/2004                 6
Canadian Dollars (Buy)         295              288          12/16/2004                 7
Canadian Dollars (Sell)       2882             2767          10/13/2004              (115)
Canadian Dollars (Sell)        396              380          10/13/2004               (16)
Canadian Dollars (Sell)        150              145          12/16/2004                (5)
Canadian Dollars (Sell)         76               75          12/16/2004                (1)
Chilean Peso (Buy)             534              513           10/1/2004                21
Chilean Peso (Buy)             534              532          11/17/2004                 2
Chilean Peso (Sell)            534              532           10/1/2004                (2)
Chinese Yuan Renminbi (Buy)    813              803           8/14/2006                10
Chinese Yuan Renminbi (Buy)    639              631           8/14/2006                 8
Chinese Yuan Renminbi (Buy)    447              442           8/14/2006                 5
Chinese Yuan Renminbi (Buy)    305              301           8/14/2006                 4
Chinese Yuan Renminbi (Buy)    149              147           8/14/2006                 2
Chinese Yuan Renminbi
  (Sell)                      1582             1574           8/14/2006                (8)
Danish Krone (Sell)            709              702          10/26/2004                (7)
EURO (Buy)                    5794             5676          11/22/2004               118
EURO (Buy)                    5732             5658          11/22/2004                74
EURO (Buy)                    4568             4537           10/6/2004                31
EURO (Buy)                    2828             2792          11/22/2004                36
EURO (Buy)                    1414             1405          11/22/2004                 9
EURO (Buy)                    1375             1348          11/22/2004                27
EURO (Buy)                     713              708          12/17/2004                 5
EURO (Buy)                     668              654          11/22/2004                14
EURO (Buy)                     583              572          11/22/2004                11
EURO (Buy)                     567              556          11/22/2004                11
EURO (Buy)                     466              465           10/4/2004                 1
EURO (Buy)                     145              144           10/1/2004                 1
EURO (Buy)                     122              119          12/22/2004                 3
EURO (Buy)                      99               98          10/15/2004                 1

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                  UNREALIZED
                             MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                  ------         --------         ----------         --------------
EURO (Buy)                   $  44           $   43          12/17/2004             $   1
EURO (Buy)                      24               24           10/1/2004                --
EURO (Buy)                      23               23           10/4/2004                --
EURO (Buy)                      10               10           10/5/2004                --
EURO (Buy)                       9                9          11/22/2004                --
EURO (Buy)                      --               --          10/15/2004                --
EURO (Sell)                  25050            24558          11/22/2004              (492)
EURO (Sell)                   8362             8194          11/22/2004              (168)
EURO (Sell)                   5408             5343          11/22/2004               (65)
EURO (Sell)                   4566             4536          11/22/2004               (30)
EURO (Sell)                   2828             2771          11/22/2004               (57)
EURO (Sell)                   1788             1752          11/22/2004               (36)
EURO (Sell)                   1707             1673          11/22/2004               (34)
EURO (Sell)                   1414             1405          10/04/2004                (9)
EURO (Sell)                   1151             1136          11/22/2004               (15)
EURO (Sell)                    578              571          11/22/2004                (7)
EURO (Sell)                    576              571          11/22/2004                (5)
EURO (Sell)                    575              571          11/22/2004                (4)
EURO (Sell)                    351              348          12/17/2004                (3)
EURO (Sell)                    186              182          11/22/2004                (4)
EURO (Sell)                    100               99          10/15/2004                (1)
EURO (Sell)                     94               93          12/17/2004                (1)
Hungarian Forint (Buy)        1554             1544           10/1/2004                10
Hungarian Forint (Sell)       1535             1525          11/19/2004               (10)
Japanese Yen (Buy)            5514             5560           11/8/2004               (46)
Japanese Yen (Buy)            4632             4579           12/7/2004                53
Japanese Yen (Buy)            1233             1236           10/8/2004                (3)
Japanese Yen (Buy)            1205             1191           12/9/2004                14
Japanese Yen (Buy)              12               12          12/22/2004                --
Japanese Yen (Sell)          17232            17266           12/7/2004                34
Japanese Yen (Sell)           5573             5610           12/7/2004                37
Japanese Yen (Sell)           4614             4564           10/5/2004               (50)
Japanese Yen (Sell)           1238             1240           12/7/2004                 2
Japanese Yen (Sell)           1053             1047           10/4/2004                (6)
Japanese Yen (Sell)            416              418           12/9/2004                 2
Japanese Yen (Sell)            410              412           12/9/2004                 2
Japanese Yen (Sell)            406              405           12/9/2004                (1)
Japanese Yen (Sell)            283              282           12/7/2004                (1)
Mexican Peso (Buy)            1689             1695           10/7/2004                (6)
Mexican Peso (Buy)            1297             1301           10/7/2004                (4)
Mexican Peso (Buy)             831              830          11/24/2004                 1
Mexican Peso (Buy)             566              566           10/7/2004                --
Mexican Peso (Buy)             278              278          11/24/2004                --
Mexican Peso (Buy)             233              232          11/24/2004                 1
Mexican Peso (Sell)           2255             2241           10/7/2004               (14)
Mexican Peso (Sell)           1675             1680          11/24/2004                 5
Mexican Peso (Sell)           1297             1298           10/7/2004                 1
Mexican Peso (Sell)           1287             1290          11/24/2004                 3
New Zealand Dollar (Buy)      5845             5605           12/7/2005               240
New Zealand Dollar (Buy)       569              570           10/8/2004                (1)
New Zealand Dollar (Buy)       182              182           10/8/2004                --
New Zealand Dollar (Sell)     5793             5560           11/8/2004              (233)
New Zealand Dollar (Sell)     1231             1183           10/8/2004               (48)
New Zealand Dollar (Sell)     1160             1114           10/8/2004               (46)
New Zealand Dollar (Sell)      693              650           10/8/2004               (43)
New Zealand Dollar (Sell)      625              578           10/8/2004               (47)
New Zealand Dollar (Sell)      580              570           10/8/2004               (10)
Norwegian Krone (Buy)         1896             1874          12/14/2004                22
Norwegian Krone (Buy)         1153             1136          12/14/2004                17
Norwegian Krone (Buy)          574              571          12/14/2004                 3

--------------------------------------------------------------------------------

                                                                                  UNREALIZED
                             MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                  ------         --------         ----------         --------------
Norwegian Krone (Sell)       $ 569           $  570          12/14/2004             $   1
Norwegian Krone (Sell)         207              202          12/14/2004                (5)
Polish Zloty (Buy)            1542             1526           10/6/2004                16
Polish Zloty (Buy)             592              565           10/4/2004                27
Polish Zloty (Buy)             572              571           10/4/2004                 1
Polish Zloty (Buy)             568              562          11/30/2004                 6
Polish Zloty (Sell)           1530             1514          11/30/2004               (16)
Polish Zloty (Sell)            572              566           10/4/2004                (6)
Polish Zloty (Sell)            559              539           10/4/2004               (20)
Polish Zloty (Sell)             31               30           10/4/2004                (1)
Singapore Dollar (Buy)        2148             2114          10/18/2004                34
Singapore Dollar (Buy)         588              579          10/18/2004                 9
Singapore Dollar (Sell)       1135             1128          10/18/2004                (7)
Singapore Dollar (Sell)        238              235          10/18/2004                (3)
South African Rands (Buy)      235              232           10/6/2004                 3
South African Rands (Buy)      224              220           10/6/2004                 4
South African Rands (Sell)     458              469           10/6/2004                11
South Korean Won (Buy)          19               19          11/29/2004                --
Swedish Krona (Buy)             58               57          10/22/2004                 1
Swedish Krona (Buy)             38               37          10/29/2004                 1
Swedish Krona (Sell)           146              141          12/22/2004                (5)
Swedish Krona (Sell)            58               57          10/22/2004                (1)
Swiss Franc (Buy)               65               64          11/12/2004                 1
Thai Baht (Buy)                575              585          10/12/2004               (10)
Thai Baht (Sell)               575              582          10/12/2004                 7
                                                                                    -----
                                                                                    $(758)
                                                                                    =====

            FORWARD FOREIGN BONDS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Australian Government          $ (4,326)          $ (4,284)        10/19/2004              $(42)
Canadian Government             (12,842)           (12,884)        11/15/2004                42
Norwegian Government             (3,407)            (3,401)        10/07/2004                (6)
U.K. Treasury Gilt               (4,373)            (4,338)        10/15/2004               (35)
                                                                                           ----
                                                                                           $(41)
                                                                                           ====

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 94.2%
            AUSTRIA -- 1.6%
    @-27    Telekom Austria AG (Communications)...............  $   382
                                                                -------
            BRAZIL -- 6.2%
      99    Brasil Telecom S.A., ADR (Communications).........    1,192
      26    Tele Norte Letse Participacoes S.A., ADR
              (Utilities).....................................      339
                                                                -------
                                                                  1,531
                                                                -------
            CHINA -- 8.9%
  -1,414    China Telecom Corp., Ltd. (Communications)........      457
    *260    Kongzhong Corp., ADR (Communications).............    1,747
                                                                -------
                                                                  2,204
                                                                -------
            FRANCE -- 9.1%
     -90    France Telecom S.A. (Communications)..............    2,238
                                                                -------
            GERMANY -- 1.4%
     -18    Deutsche Telekom AG (Communications)..............      337
                                                                -------
            INDONESIA -- 4.9%
      68    PT Telekomunikasi Indonesia ADR
              (Communications)................................    1,198
                                                                -------
            IRELAND -- 2.7%
   *@356    Eircom Group PLC (Communications).................      672
                                                                -------
            ITALY -- 3.9%
    -418    Telecom Italia S.p.A. (Communications)............      961
                                                                -------
            NETHERLANDS -- 7.3%
    -241    Royal KPN N.V. (Communications)...................    1,805
                                                                -------
            NORWAY -- 6.3%
   @-205    Telenor ASA (Communications)......................    1,563
                                                                -------
            PHILIPPINES -- 4.9%
    *-49    Philippine Long Distance Telephone Co.
              (Communications)................................    1,206
                                                                -------
            SOUTH AFRICA -- 8.3%
      45    Telekom South Africa Ltd., ADR (Communications)...    2,054
                                                                -------
            SOUTH KOREA -- 3.9%
      24    KT Corp., ADR (Communications)....................      439
      -1    Samsung Electronics Co., Ltd. (Electronics).......      532
                                                                -------
                                                                    971
                                                                -------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            UNITED STATES OF AMERICA -- 24.8%
       8    Chunghwa Telecom Co., Ltd., ADR
              (Communications)................................  $   144
      89    Citizens Communications Co. (Utilities)...........    1,189
    *430    Dobson Communications Corp. (Communications)......      571
     *18    General Communication (Communications)............      160
     *50    Nextel Communications, Inc., Class A
              (Communications)................................    1,192
    *122    Openwave Systems, Inc. (Communications)...........    1,076
     *53    Primus Telecommunications Group, Inc.
              (Communications)................................       78
      83    Sprint Corp.-FON Group (Communications)...........    1,672
                                                                -------
                                                                  6,082
                                                                -------
            Total common stocks (cost $22,443)................  $23,204
                                                                =======
PREFERRED STOCK -- 4.4%
            BRAZIL -- 4.4%
      62    Telemar Norte Leste S.A. (Communications).........  $ 1,093
                                                                -------
            Total preferred stock (cost $1,402)...............  $ 1,093
                                                                =======
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $23,845) -- 98.6%...................   24,297
            OTHER ASSETS, LESS LIABILITIES -- 1.4%............      344
                                                                -------
            NET ASSETS -- 100.0%..............................  $24,641
                                                                =======

    *  Non-income producing during the period.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $2,617 or 10.6% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $9,481, which represents 38.5% of the total net assets.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

    @@@FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                    DELIVERY            UNREALIZED
                                                  CONTRACT            DATE             APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            AMOUNT           (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
EURO (Buy)                       $195               $195           10/05/2004             $  --
                                                                                          =====

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 99.6%
            BANKS -- 58.0%
  +-127     Banco Bilbao Vizcayz Argentaria S.A. .............  $ 1,757
     51     Banco Latinoamericano de Exportaciones S.A., E
              Shares..........................................      786
     43     Bank of America Corp. ............................    1,842
      8     Bank of Hawaii Corp. .............................      383
    -24     Bayerische Vereinsbank AG.........................      468
     13     Canadian Western Bank.............................      471
   -128     Capitalia S.p.A. .................................      471
     39     Citigroup, Inc. ..................................    1,705
     19     Countrywide Financial Corp. ......................      760
     15     Golden West Financial Corp. ......................    1,653
   -173     HSBC Holdings PLC.................................    2,742
     71     Hibernia Corp., Class A...........................    1,883
     11     Laurentian Bank of Canada.........................      235
  -@@--     Mitsubishi Tokyo Financial Group, Inc. ...........      474
   -131     Nordea Bank AB....................................    1,075
    @-6     Royal Bank of Scotland Group PLC..................      165
    -43     Royal Bank of Scotland Group PLC..................    1,256
   +-38     St. George Bank Ltd. .............................      606
     18     State Street Corp. ...............................      747
    -26     UBS AG............................................    1,833
    -93     Westpac Banking Corp. ............................    1,196
                                                                -------
                                                                 22,508
                                                                -------
            FINANCIAL SERVICES -- 12.0%
    +14     Converium Holding AG, ADR.........................       96
      5     Eaton Vance Corp. ................................      194
     16     Franklin Resources, Inc. .........................      909
     12     Goldman Sachs Group, Inc. ........................    1,147
     22     Merrill Lynch & Co., Inc. ........................    1,084
    -37     Northern Rock PLC.................................      476
     -5     Takefuji Corp. ...................................      334
   +-81     UniCredito Italiano S.p.A. .......................      409
                                                                -------
                                                                  4,649
                                                                -------
            INSURANCE -- 24.2%
     41     Ace Ltd. .........................................    1,646
     16     Ambac Financial Group, Inc. ......................    1,255
     21     American International Group, Inc. ...............    1,414
     34     Cincinnati Financial Corp. .......................    1,389
    *50     Clark, Inc. ......................................      677
     14     MBIA, Inc. .......................................      827
     27     Marsh & McLennan Cos., Inc. ......................    1,217
     23     Reinsurance Group of America, Inc. ...............      956
                                                                -------
                                                                  9,381
                                                                -------
            U.S. GOVERNMENT AGENCIES -- 5.4%
     12     Federal Home Loan Mortgage Corp. .................      776
     21     Federal National Mortgage Association.............    1,306
                                                                -------
                                                                  2,082
                                                                -------
            Total common stocks (cost $36,304)................  $38,620
                                                                =======
SHORT-TERM SECURITIES -- 6.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 6.6%
  2,541     State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 2,541
                                                                -------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.0%
    $ 3     ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $3
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
              due 10/01/04....................................  $     3
      8     ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $8
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07)
              1.875% due 10/01/04.............................        8
      1     BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $1
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
              due 10/01/04....................................        1
     22     UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $22
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34)
              1.890% due 10/01/04.............................       22
                                                                -------
                                                                     34
                                                                -------
            Total short-term securities (cost $2,575).........  $ 2,575
                                                                =======
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $38,879) -- 106.2%..................   41,195
            OTHER ASSETS, LESS LIABILITIES -- (6.2%)..........   (2,421)
                                                                -------
            NET ASSETS -- 100.0%..............................  $38,774
                                                                =======

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $165 or 0.4% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $13,262, which represents 34.2% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                           NET ASSETS
--------------------------                          -------------
United States of America..........................       67.9%
United Kingdom....................................       12.0
Switzerland.......................................        5.0
Australia.........................................        4.6
Spain.............................................        4.5
Sweden............................................        2.8
Italy.............................................        2.3
Japan.............................................        2.1
Panama............................................        2.0
Canada............................................        1.8
Germany...........................................        1.2
                                                        -----
    Total.........................................      106.2%
                                                        =====

 HARTFORD GLOBAL HEALTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 98.8%
            BUSINESS SERVICES -- 2.2%
    569     NDCHealth Corp. ..................................  $  9,129
                                                                --------
            CHEMICALS -- 1.0%
  +-145     Bayer AG..........................................     3,978
                                                                --------
            CONSUMER NON-DURABLES -- 8.6%
    223     Cardinal Health, Inc. ............................     9,756
    485     McKesson Corp. ...................................    12,448
   *425     Medco Health Solutions, Inc. .....................    13,117
                                                                --------
                                                                  35,321
                                                                --------
            DRUGS -- 59.0%
    493     Abbott Laboratories...............................    20,875
   *142     Abgenix, Inc. ....................................     1,400
   +467     AstraZeneca PLC, ADR..............................    19,204
  *+130     AtheroGenics, Inc. ...............................     4,280
   *+87     Cephalon, Inc. ...................................     4,167
   *+73     Connetics Corp. ..................................     1,983
   *+28     Cytokinetics, Inc. ...............................       372
  *+453     Elan Corp., PLC, ADR..............................    10,607
    238     Eli Lilly & Co. ..................................    14,292
   *230     Forest Laboratories, Inc. ........................    10,323
  +-419     Fujisawa Pharmaceutical Co., Ltd. ................     9,454
   *382     Genzyme Corp. ....................................    20,785
   *189     Gilead Sciences, Inc. ............................     7,080
    *97     Hospira, Inc. ....................................     2,965
   *554     King Pharmaceuticals, Inc. .......................     6,615
  *+222     Medicines Co. (The)...............................     5,354
   *421     Millennium Pharmaceuticals, Inc. .................     5,773
  *+107     NPS Pharmaceuticals, Inc. ........................     2,333
   -376     Novartis AG.......................................    17,545
   *+35     OSI Pharmaceuticals, Inc. ........................     2,170
   *+45     Onyx Pharmaceuticals, Inc. .......................     1,923
   +368     Sanofi-Synthelabo S.A., ADR.......................    13,488
  1,403     Schering-Plough Corp. ............................    26,749
   +-94     Schwarz Pharma AG.................................     3,542
  +-499     Shionogi & Co., Ltd. .............................     7,163
  *+127     Vertex Pharmaceuticals, Inc. .....................     1,332
   *203     Watson Pharmaceuticals, Inc. .....................     5,989
    322     Wyeth.............................................    12,035
  *+122     Zymogenetics, Inc. ...............................     2,121
                                                                --------
                                                                 241,919
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            ELECTRICAL EQUIPMENT -- 0.3%
   *374     Bruker BioSciences Corp. .........................  $  1,292
                                                                --------
            HEALTH SERVICES -- 1.7%
   *107     Edwards Lifesciences Corp. .......................     3,588
   *320     Human Genome Sciences, Inc. ......................     3,487
                                                                --------
                                                                   7,075
                                                                --------
            INSURANCE -- 3.4%
     69     Aetna, Inc. ......................................     6,935
   *167     Humana, Inc. .....................................     3,329
    *97     PacifiCare Health Systems, Inc. ..................     3,564
                                                                --------
                                                                  13,828
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 17.2%
    264     Baxter International, Inc. .......................     8,497
     60     Beckman Coulter, Inc. ............................     3,339
     93     Becton, Dickinson & Co. ..........................     4,808
  *+245     CTI Molecular Imaging, Inc. ......................     1,974
  +-318     Eisai Co., Ltd. ..................................     8,664
  +-355     Gambro AB, B Shares...............................     3,999
    155     Guidant Corp. ....................................    10,216
    297     Medtronic, Inc. ..................................    15,399
  +-195     Olympus Corp. ....................................     3,763
  +-271     Sankyo Co., Ltd. .................................     5,750
   +-93     Takeda Chemical Industries Ltd. ..................     4,213
                                                                --------
                                                                  70,622
                                                                --------
            RESEARCH & TESTING FACILITIES -- 5.4%
  *+191     Amylin Pharmaceuticals, Inc. .....................     3,917
   *554     Applera Corp. -- Celera Genomics Group............     6,481
  *+141     Ariad Pharmaceuticals, Inc. ......................       942
  *+202     CV Therapeutics, Inc. ............................     2,520
  *+212     Ciphergen Biosystems, Inc. .......................       827
  *+446     Exelixis, Inc. ...................................     3,592
   *+81     ICOS Corp. .......................................     1,951
  *+229     Regeneron Pharmeceuticals, Inc. ..................     1,984
                                                                --------
                                                                  22,214
                                                                --------
            Total common stocks (cost $387,205)...............  $405,378
                                                                ========

 HARTFORD GLOBAL HEALTH HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
SHORT-TERM SECURITIES -- 24.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 23.6%
 96,812     State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 96,812
                                                                --------
PRINCIPAL
AMOUNT
 ------
            REPURCHASE AGREEMENT -- 1.3%
 $  425     ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $425
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
              due 10/01/04....................................       425
  1,276     ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $1,276
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07) 1.875% due 10/01/04.......     1,276
    224     BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $224
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
              due 10/01/04....................................       224
  3,617     UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $3,617
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
              due 10/01/04....................................     3,617
                                                                --------
                                                                   5,542
                                                                --------
            Total short-term securities (cost $102,354).......  $102,354
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $489,559) -- 123.7%.................   507,732
            OTHER ASSETS, LESS LIABILITIES -- (23.7%).........   (97,442)
                                                                --------
            NET ASSETS -- 100.0%..............................  $410,290
                                                                ========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $68,071, which represents 16.6% of the total net assets.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

                                                    PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                           NET ASSETS
--------------------------                          -------------
United States of America..........................       96.5%
Japan.............................................        9.5
United Kingdom....................................        4.7
Switzerland.......................................        4.3
France............................................        3.3
Ireland...........................................        2.6
Germany...........................................        1.8
Sweden............................................        1.0
                                                        -----
    Total.........................................      123.7%
                                                        =====

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 96.9%
            AEROSPACE & DEFENSE -- 3.0%
   +-734    European Aeronautic Defense and Space Co. ........  $   19,513
  -2,788    Rolls-Royce Group PLC.............................      12,798
                                                                ----------
                                                                    32,311
                                                                ----------
            APPAREL & TEXTILE -- 2.2%
    +-78    Adidas AG.........................................      10,957
  -2,623    Esprit Holdings Ltd. .............................      13,315
                                                                ----------
                                                                    24,272
                                                                ----------
            BANKS -- 5.5%
     511    Bank of America Corp. ............................      22,159
   +-739    Bayerische Vereinsbank AG.........................      14,229
     153    Citigroup, Inc. ..................................       6,767
     424    Countrywide Financial Corp. ......................      16,682
                                                                ----------
                                                                    59,837
                                                                ----------
            BUSINESS SERVICES -- 1.2%
  -2,202    Capita Group PLC..................................      13,124
                                                                ----------
            COMMUNICATIONS -- 18.1%
   +-549    Alcatel S.A.......................................       6,435
  -5,891    Carphone Warehouse Group PLC......................      15,904
  -1,714    Hutchison Whampoa Ltd. ...........................      13,407
   1,195    Motorola, Inc. ...................................      21,554
    *657    Research in Motion Ltd. ..........................      50,154
   *@335    SES Global........................................       3,268
      99    SES Global........................................         963
 -10,114    Telefonaktiebolaget LM Ericcson AB, ADR, B
              Shares..........................................      31,562
 -10,719    Vodafone Group PLC................................      25,706
   *+926    XM Satellite Radio Holdings, Inc. ................      28,712
                                                                ----------
                                                                   197,665
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.6%
    *534    Apple Computer, Inc. .............................      20,696
    *230    Dell, Inc. .......................................       8,192
                                                                ----------
                                                                    28,888
                                                                ----------
            CONSTRUCTION -- 0.9%
    -442    Autostrade S.p.A. ................................       9,473
                                                                ----------
            CONSUMER NON-DURABLES -- 3.2%
      88    Cardinal Health, Inc. ............................       3,830
     317    Gillette Co. (The)................................      13,227
    +-58    Nintendo Co., Ltd. ...............................       7,067
     354    Tyco International Ltd. ..........................      10,860
                                                                ----------
                                                                    34,984
                                                                ----------
            DRUGS -- 10.3%
     *60    Barr Pharmaceuticals, Inc. .......................       2,478
 *+2,468    Elan Corp., PLC, ADR..............................      57,740
    *788    IVAX Corp. .......................................      15,090
    -110    Novartis AG.......................................       5,149
    -101    Roche Holdings AG.................................      10,454
   1,131    Schering-Plough Corp. ............................      21,557
                                                                ----------
                                                                   112,468
                                                                ----------
            EDUCATION -- 0.3%
     *42    Apollo Group, Inc. ...............................       3,045
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            ELECTRICAL EQUIPMENT -- 1.0%
     205    Danaher Corp. ....................................  $   10,528
                                                                ----------
            ELECTRONICS -- 6.2%
    *418    Cisco Systems, Inc. ..............................       7,559
     757    General Electric Co. .............................      25,403
   +-465    LG Electronics, Inc. .............................      26,720
   +-376    Pioneer Corp. ....................................       7,863
                                                                ----------
                                                                    67,545
                                                                ----------
            ENERGY & SERVICES -- 9.1%
 -18,190    CNOOC Ltd. .......................................       9,512
     441    ENSCO International, Inc. ........................      14,411
     336    ExxonMobil Corp. .................................      16,258
   **226    OAO Gazprom ADR...................................       8,090
     302    Schlumberger Ltd. ................................      20,321
    +-79    Total S.A. .......................................      16,073
    *405    Transocean, Inc. .................................      14,505
                                                                ----------
                                                                    99,170
                                                                ----------
            FINANCIAL SERVICES -- 1.6%
  -1,046    Standard Chartered PLC............................      17,957
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 2.0%
     +-1    Japan Tobacco, Inc. ..............................      11,822
    -326    Koninklijke Numico N.V. ..........................      10,413
                                                                ----------
                                                                    22,235
                                                                ----------
            HOTELS & GAMING -- 1.3%
  -1,200    InterContinental Hotels Group PLC.................      13,675
                                                                ----------
            INSURANCE -- 2.7%
   +-170    Allianz AG........................................      17,125
   +-133    Muenchener Rueckversicherungs-Gesellschaft AG.....      12,886
                                                                ----------
                                                                    30,011
                                                                ----------
            MEDIA & ENTERTAINMENT -- 0.6%
  -1,595    EMI Group PLC.....................................       6,380
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.0%
     211    Medtronic, Inc. ..................................      10,966
                                                                ----------
            METALS, MINERALS & MINING -- 2.3%
    -506    Billiton PLC......................................       5,340
     245    Companhia Vale do Rio Doce ADR....................       5,509
     115    Lukoil ADR........................................      14,345
                                                                ----------
                                                                    25,194
                                                                ----------
            RETAIL -- 10.1%
     358    Best Buy Co., Inc. ...............................      19,412
   +-220    Essilor International S.A. .......................      14,169
  -1,193    Great Universal Stores PLC........................      19,451
     420    Home Depot, Inc. (The)............................      16,460
  -1,544    Kingfisher PLC....................................       8,618
     551    Staples, Inc. ....................................      16,431
    *344    Starbucks Corp. ..................................      15,647
                                                                ----------
                                                                   110,188
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.0%
    -192    Continental AG....................................      10,425
                                                                ----------

 HARTFORD GLOBAL LEADERS HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            SOFTWARE & SERVICES -- 6.0%
    +243    Infosys Technologies Ltd., ADR....................  $   13,771
     424    Microsoft Corp. ..................................      11,721
    -247    Trend Micro, Inc. ................................      10,605
    *901    Yahoo!, Inc. .....................................      30,553
                                                                ----------
                                                                    66,650
                                                                ----------
            TRANSPORTATION -- 3.3%
 *-3,375    British Airways PLC...............................      12,682
    +177    Canadian National Railway Co. ....................       8,668
   +-226    Hyundai Motor Co., Ltd. ..........................      10,394
    -537    Kia Motors Corp. .................................       4,936
                                                                ----------
                                                                    36,680
                                                                ----------
            UTILITIES -- 1.4%
      79    Mobile Telesystems ADR............................      11,411
     163    Waste Management, Inc. ...........................       4,454
                                                                ----------
                                                                    15,865
                                                                ----------
            Total common stocks (cost $952,650)...............  $1,059,536
                                                                ==========

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
SHORT-TERM SECURITIES -- 25.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 21.9%
 239,559    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  239,559
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 3.8%
 $ 3,205    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $3,206
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
              due 10/01/04....................................       3,205
   9,617    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $9,617
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07) 1.875% due 10/01/04.......       9,617
   1,685    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $1,685
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
              due 10/01/04....................................       1,685
  27,246    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $27,248
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
              due 10/01/04....................................      27,246
                                                                ----------
                                                                    41,753
                                                                ----------
            Total short-term securities (cost $281,312).......  $  281,312
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,233,962) -- 122.6%...............   1,340,848
            OTHER ASSETS, LESS LIABILITIES -- (22.6%).........    (247,423)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,093,425
                                                                ==========

--------------------------------------------------------------------------------

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $3,268 or 0.3% of net assets.

   ** Securities contain some restriction as to public resale. At September 30, 2004, the market value of these securities amounted to $8,090 or 0.7% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $456,139, which represents 41.7% of the total net assets.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States of America........................       66.2%
United Kingdom..................................       13.9
Germany.........................................        6.0
Canada..........................................        5.4
Ireland.........................................        5.3
South Korea.....................................        3.8
Japan...........................................        3.4
France..........................................        3.4
Hong Kong.......................................        3.3
Russia..........................................        3.1
Sweden..........................................        2.9
Netherlands.....................................        2.7
Switzerland.....................................        1.4
Italy...........................................        0.9
Brazil..........................................        0.5
Luxembourg......................................        0.4
                                                      -----
    Total.......................................      122.6%
                                                      =====

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                                  UNREALIZED
                                                                                                 APPRECIATION
DESCRIPTION                  MARKET VALUE         CONTRACT AMOUNT         DELIVERY DATE         (DEPRECIATION)
-----------                  ------------         ---------------         -------------         --------------
British Pound (Buy)             $5,450                $5,421              10/04/2004                 $ 29
British Pound (Buy)              1,667                 1,670              10/01/2004                   (3)
EURO (Buy)                       2,056                 2,052              10/04/2004                    4
EURO (Buy)                         638                   634              10/01/2004                    4
EURO (Buy)                         188                   186              10/01/2004                    2
EURO (Buy)                         178                   177              10/04/2004                    1
EURO (Buy)                          78                    78              10/05/2004                   --
Japanese Yen (Sell)              4,776                 4,750              10/04/2004                  (26)
                                                                                                     ----
                                                                                                     $ 11
                                                                                                     ====

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 99.1%
            BUSINESS SERVICES -- 3.8%
    *126    Accenture Ltd.....................................  $  3,395
     102    Cendant Corp......................................     2,199
                                                                --------
                                                                   5,594
                                                                --------
            COMMUNICATIONS -- 14.3%
     119    Adtran, Inc.......................................     2,703
    *120    Avaya, Inc........................................     1,674
     329    Motorola, Inc.....................................     5,941
     377    Nokia Corp., ADR..................................     5,175
      58    Plantronics, Inc..................................     2,525
     105    Scientific-Atlanta, Inc...........................     2,732
                                                                --------
                                                                  20,750
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 11.0%
     *60    Apple Computer, Inc...............................     2,313
     *99    Brocade Communications Systems, Inc...............       562
    *119    Dell, Inc.........................................     4,229
     *60    EMC Corp..........................................       694
      70    International Business Machines Corp..............     6,028
    *407    Maxtor Corp.......................................     2,115
                                                                --------
                                                                  15,941
                                                                --------
            CONSUMER DURABLES -- 3.2%
    *422    Corning, Inc......................................     4,679
                                                                --------
            ELECTRICAL EQUIPMENT -- 2.1%
     *75    Kia - Tencor Corp.................................     3,107
                                                                --------
            ELECTRONICS -- 25.6%
    *116    ASML Holding N.V., NY Shares......................     1,498
    *145    Altera Corp.......................................     2,838
     135    Analog Devices, Inc...............................     5,224
    *125    Broadcom Corp., Class A...........................     3,409
    *157    Cisco Systems, Inc................................     2,844
    *299    Fairchild Semiconductor International Inc., Class
              A...............................................     4,230
     *89    Hutchinson Technology, Inc........................     2,376
    *121    Micron Technology, Inc............................     1,453
    *549    ON Semiconductor Corp.............................     1,719
     *89    QLogic Corp.......................................     2,623
    +166    STMicroelectronics N.V., NY Shares................     2,866
  -2,547    Taiwan Semiconductor Manufacturing Co., Ltd.......     3,233
      11    Texas Instruments, Inc............................       223
     102    Xilinx, Inc.......................................     2,751
                                                                --------
                                                                  37,287
                                                                --------
            MACHINERY -- 5.2%
    *265    Applied Materials, Inc............................     4,365
    *143    Lam Research Corp.................................     3,138
                                                                --------
                                                                   7,503
                                                                --------
            RETAIL -- 1.1%
     *18    eBay, Inc.........................................     1,627
                                                                --------
            SOFTWARE & SERVICES -- 32.8%
    *120    BISYS Group, Inc. (The)...........................     1,753
    *103    CheckFree Corp....................................     2,850
     *58    Computer Sciences Corp............................     2,737
     *63    DST Systems, Inc..................................     2,806

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            SOFTWARE & SERVICES -- (CONTINUED)
     148    First Data Corp...................................  $  6,421
     461    Microsoft Corp....................................    12,758
    *294    Red Hat, Inc......................................     3,601
    *233    VeriSign, Inc.....................................     4,630
    *299    Yahoo!, Inc.......................................    10,146
                                                                --------
                                                                  47,702
                                                                --------
            Total common stocks (cost $145,345)...............  $144,190
                                                                ========
WARRANTS -- 0.4%
            FINANCIAL SERVICES -- 0.4%
   *-@24    Tata Consultancy Services Ltd. ...................  $    528
                                                                --------
            Total warrants (cost $437)........................  $    528
                                                                ========
SHORT-TERM SECURITIES -- 4.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.4%
   1,975    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  1,975
                                                                --------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 3.4%
  $  389    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $389
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
              due 10/01/04....................................       389
   1,168    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $1,168
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07) 1.875% due 10/01/04.......     1,168
     205    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $205
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
              due 10/01/04....................................       205
   3,309    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $3,309
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
              due 10/01/04....................................     3,309
                                                                --------
                                                                   5,071
                                                                --------
            Total short-term securities (cost $7,046).........  $  7,046
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $152,828) -- 104.3%.................   151,764
            OTHER ASSETS, LESS LIABILITIES -- (4.3%)..........    (6,323)
                                                                --------
            NET ASSETS -- 100.0%..............................  $145,441
                                                                ========

--------------------------------------------------------------------------------

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $528 or 0.4% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $3,761, which represents 2.6% of the total net assets.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

                                                    PERCENTAGE
                                                        OF
DIVERSIFICATION BY COUNTRY                          NET ASSETS
--------------------------                          ----------
United States of America.........................      95.1%
Finland..........................................       3.6
Taiwan...........................................       2.2
Switzerland......................................       2.0
Netherlands......................................       1.0
India............................................       0.4
                                                      -----
    Total........................................     104.3%
                                                      =====

 HARTFORD GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 96.0%
            BANKS -- 7.4%
     161    Citigroup, Inc. ..................................  $  7,083
     489    Countrywide Financial Corp. ......................    19,264
                                                                --------
                                                                  26,347
                                                                --------
            BUSINESS SERVICES -- 3.5%
     *94    Accenture Ltd. ...................................     2,545
     138    Omnicom Group, Inc. ..............................    10,095
                                                                --------
                                                                  12,640
                                                                --------
            COMMUNICATIONS -- 6.9%
    *271    Research in Motion Ltd. ..........................    20,716
    *122    XM Satellite Radio Holdings, Inc. ................     3,789
                                                                --------
                                                                  24,505
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 7.0%
     103    CDW Corp. ........................................     5,990
    *385    Dell, Inc. .......................................    13,720
    *310    EMC Corp. ........................................     3,573
     *22    Lexmark International, Inc. ......................     1,815
                                                                --------
                                                                  25,098
                                                                --------
            CONSTRUCTION -- 1.7%
     130    Lennar Corp. .....................................     6,172
                                                                --------
            CONSUMER DURABLES -- 1.7%
    *535    Corning, Inc. ....................................     5,925
                                                                --------
            CONSUMER NON-DURABLES -- 2.6%
      77    Cardinal Health, Inc. ............................     3,359
     144    Gillette Co. (The)................................     6,003
                                                                --------
                                                                   9,362
                                                                --------
            DRUGS -- 12.7%
      74    Abbott Laboratories...............................     3,141
     303    AstraZeneca PLC, ADR..............................    12,471
    *132    Elan Corp., PLC, ADR..............................     3,077
     189    Eli Lilly & Co. ..................................    11,328
     *88    Forest Laboratories, Inc. ........................     3,966
     *51    Genzyme Corp. ....................................     2,774
    *100    Gilead Sciences, Inc. ............................     3,727
     251    Schering-Plough Corp. ............................     4,784
                                                                --------
                                                                  45,268
                                                                --------
            EDUCATION -- 4.8%
    *233    Apollo Group, Inc. ...............................    17,119
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.3%
      88    Danaher Corp. ....................................     4,520
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            ELECTRONICS -- 8.6%
     183    Analog Devices, Inc. .............................  $  7,098
    *520    Cisco Systems, Inc. ..............................     9,419
     248    General Electric Co. .............................     8,314
     218    Xilinx, Inc. .....................................     5,876
                                                                --------
                                                                  30,707
                                                                --------
            ENERGY & SERVICES -- 1.1%
      73    Petro-Canada......................................     3,768
                                                                --------
            FINANCIAL SERVICES -- 1.1%
      68    Franklin Resources, Inc. .........................     3,794
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 7.6%
     264    Guidant Corp. ....................................    17,423
     186    Medtronic, Inc. ..................................     9,633
                                                                --------
                                                                  27,056
                                                                --------
            RESEARCH & TESTING FACILITIES -- 1.1%
      53    Moody's Corp. ....................................     3,887
                                                                --------
            RETAIL -- 9.3%
     *93    AutoZone, Inc. ...................................     7,192
     100    Best Buy Co., Inc. ...............................     5,415
    *145    eBay, Inc. .......................................    13,332
      65    Lowe's Cos., Inc. ................................     3,551
     *76    Starbucks Corp. ..................................     3,474
                                                                --------
                                                                  32,964
                                                                --------
            SOFTWARE & SERVICES -- 14.1%
    *177    Electronic Arts, Inc. ............................     8,151
     299    First Data Corp. .................................    13,008
     336    Microsoft Corp. ..................................     9,282
    *582    Yahoo!, Inc. .....................................    19,740
                                                                --------
                                                                  50,181
                                                                --------
            TRANSPORTATION -- 1.0%
      36    General Dynamics Corp. ...........................     3,645
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 2.5%
      95    Federal Home Loan Mortgage Corp. .................     6,217
      44    Federal National Mortgage Association.............     2,820
                                                                --------
                                                                   9,037
                                                                --------
            Total common stocks (cost $320,912)...............  $341,995
                                                                ========

--------------------------------------------------------------------------------

 PRINCIPAL                                                      MARKET
  AMOUNT                                                         VALUE
-----------                                                    ---------
SHORT-TERM SECURITIES -- 5.9%
           REPURCHASE AGREEMENT -- 5.9%
 $   1,606 ABN Amro Joint Repurchase Agreement, dated
             09/30/04; Proceeds at maturity $1,606
             (Collateralized by U.S. Treasury Bonds,
             6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
             due 10/01/04....................................  $   1,606
     4,819 ABN Amro Joint TriParty Repurchase Agreement,
             dated 09/30/04; Proceeds at maturity $4,819
             (Collateralized by U.S. Treasury Bills, 1.853%
             due 02/15/05 and Federal National Mortgage
             Association, 1.756% -- 6.625% due
             11/03/04 -- 10/15/07)
             1.875% due 10/01/04.............................      4,819
       844 BPN Paribas Joint Repurchase Agreement, dated
             09/30/04; Proceeds at maturity $845
             (Collateralized by U.S. Treasury Bonds,
             5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
             due 10/01/04....................................        844
    13,653 UBS Warburg Joint TriParty Repurchase Agreement,
             dated 09/30/04; Proceeds at maturity $13,653
             (Collateralized by Federal Home Loan Mortgage
             Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
             and Federal National Mortgage Association,
             4.50% -- 7.50% due 11/01/05 -- 09/01/34)
             1.890% due 10/01/04.............................     13,653
                                                               ---------
                                                                  20,922
                                                               ---------
           Total short-term securities (cost $20,922)........  $  20,922
                                                               =========
           INVESTMENTS IN SECURITIES AT VALUE
             (TOTAL COST $341,834) -- 101.9%.................    362,917
           OTHER ASSETS, LESS LIABILITIES -- (1.9%)..........     (6,566)
                                                               ---------
           NET ASSETS -- 100.0%..............................  $ 356,351
                                                               =========

    *  Non-income producing during the period.

Market value of investments in foreign securities represents 11.3% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
  $@1,144   Home Equity Asset Trust, Series 2003-7N, Class A
              (Aaa Moodys)
              5.25% due 04/01/34..............................  $   1,144
                                                                ---------
            Total collateralized mortgage obligations (cost
              $1,142).........................................  $   1,144
                                                                =========
 SHARES
---------
COMMON STOCKS -- 0.0%
            BUSINESS SERVICES -- 0.0%
*@##-@@--   Hosiery Corp. ....................................  $      --
                                                                ---------
            COMMUNICATIONS -- 0.0%
     *+-4   AboveNet, Inc. ...................................         79
                                                                ---------
            Total common stocks (cost $132)...................  $      79
                                                                =========
CONVERTIBLE PREFERRED STOCKS -- 0.0%
            COMMUNICATIONS -- 0.0%
     *+21   Adelphia Communications Corp. ....................  $      23
      *15   McLeodUSA, Inc. ..................................         37
                                                                ---------
                                                                       60
                                                                ---------
            CONSUMER NON-DURABLES -- 0.0%
      *@4   Xerox Corp. ......................................        305
                                                                ---------
            Total convertible preferred stocks (cost $809)....  $     365
                                                                =========
PRINCIPAL
 AMOUNT
---------
CORPORATE NOTES -- 85.2%
            AEROSPACE & DEFENSE -- 1.1%
   $1,420   DRS Technologies, Inc. (B2 Moodys)
              6.875% due 11/01/13.............................  $   1,477
    6,445   DirecTV Holdings LLC (B1 Moodys)
              8.375% due 03/15/13.............................      7,331
                                                                ---------
                                                                    8,808
                                                                ---------
            AGRICULTURE & FISHING -- 1.1%
    1,100   Dole Food Co. (B2 Moodys)
              7.25% due 06/15/10..............................      1,136
   +2,700   Dole Food Co. (Ba1 Moodys)
              8.625% due 05/01/09.............................      2,943
      625   Pilgrim's Pride Corp. (B1 Moodys)
              9.625% due 09/15/11.............................        700
    3,395   Pilgrim's Pride Corp. (B2 Moodys)
              9.25% due 11/15/13..............................      3,735
                                                                ---------
                                                                    8,514
                                                                ---------
            APPAREL & TEXTILE -- 0.5%
    1,760   Collins & Aikman Floor Cover (B2 Moodys)
              9.75% due 02/15/10..............................      1,866
      995   Phillips Van-Heusen (B1 Moodys)
              7.75% due 11/15/23..............................        995
      690   Warnaco, Inc. (B2 Moodys)
              8.875% due 06/15/13.............................        768
                                                                ---------
                                                                    3,629
                                                                ---------

PRINCIPAL                                                        MARKET
AMOUNT I                                                          VALUE
---------                                                       ---------
            BANKS -- 0.0%
   $  225   Western Financial Bank (B1 Moodys)
              9.625% due 05/15/12.............................  $     254
                                                                ---------
            BUSINESS SERVICES -- 2.0%
    3,290   IPC Acquisition Corp. (B3 Moodys)
              11.50% due 12/15/09.............................      3,619
   +2,000   Iron Mountain, Inc. (B3 Moodys)
              6.625% due 01/01/16.............................      1,950
   +2,094   Iron Mountain, Inc. (B3 Moodys)
              7.75% due 01/15/15..............................      2,220
    1,755   Lamar Media Corp. (Ba3 Moodys)
              7.25% due 01/01/13..............................      1,887
      670   United Rentals North America, Inc. (B1 Moodys)
              6.50% due 02/15/12..............................        645
   +2,755   United Rentals North America, Inc. (B2 Moodys)
              7.00% due 02/15/14..............................      2,445
   +2,625   United Rentals North America, Inc. (B2 Moodys)
              7.75% due 11/15/13..............................      2,461
                                                                ---------
                                                                   15,227
                                                                ---------
            CHEMICALS -- 3.9%
   +1,400   Equister Chemicals LP (B1 Moodys)
              8.75% due 02/15/09..............................      1,509
    3,870   FMC Corp. (Ba2 Moodys)
              10.25% due 11/01/09.............................      4,518
      545   Georgia Gulf Corp. (Ba2 Moodys)
              7.625% due 11/15/05.............................        567
    3,565   Huntsman International LLC (B3 Moodys)
              9.875% due 03/01/09.............................      3,930
      190   IMC Global, Inc. (Ba1 Moodys)
              11.25% due 06/01/11.............................        224
   +1,765   Lyondell Chemical Co.
              9.625% due 05/01/07.............................      1,922
    1,275   Methanex Corp. (Ba1 Moodys)
              8.75% due 08/15/12..............................      1,466
    1,260   Millennium America, Inc. (Ba1 Moodys)
              7.00% due 11/15/06..............................      1,307
    3,850   Nalco Co. (B2 Moodys)
              7.75% due 11/15/11..............................      4,081
 EUR3,250   Nalco Co. (B2 Moodys)
              7.75% due 11/15/11..............................      4,299
     +810   PolyOne Corp. (B3 Moodys)
              10.625% due 05/15/10............................        887
   +2,500   PolyOne Corp. (Baa3 Moodys)
              8.875% due 05/01/12.............................      2,550
    1,335   Scotts Co. (Ba2 Moodys)
              6.625% due 11/15/13.............................      1,403
    1,202   Westlake Chemical Corp. (Ba2 Moodys)
              8.75% due 07/15/11..............................      1,349
                                                                ---------
                                                                   30,012
                                                                ---------
            COMMUNICATIONS -- 8.1%
   +8,729   AT&T Corp. (Baa2 Moodys)
              8.05% due 11/15/11..............................      9,766
    1,100   American Cellular Corp. (B3 Moodys)
              10.00% due 08/01/11.............................        891

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
            COMMUNICATIONS -- (CONTINUED)
   $2,040   Centennial Cellular Operating Co. (Caa1 Moodys)
              10.125% due 06/15/13............................  $   2,147
     L400   Century Communications Corp. (Default)
              8.875% due 01/15/07.............................        425
   +1,410   Cincinnati Bell, Inc. (B3 Moodys)
              8.375% due 01/15/14.............................      1,287
    3,648   Dex Media, Inc. (B2 Moodys)
              9.875% due 08/15/13.............................      4,286
   +4,720   Dobson Communications Corp. (Caa1 Moodys)
              8.875% due 10/01/13.............................      3,044
    4,050   Intelsat Ltd. (Ba3 Moodys)
              6.50% due 11/01/13..............................      3,321
   +2,460   L-3 Communications Corp. (Ba3 Moodys)
              6.125% due 07/15/13.............................      2,491
    1,500   L-3 Communications Corp. (Ba3 Moodys)
              7.625% due 06/15/12.............................      1,650
   +2,459   Lucent Technologies, Inc. (B2 Moodys)
              6.45% due 03/15/29..............................      1,992
   +3,320   Lucent Technologies, Inc. (Ba1 Moodys)
              5.50% due 11/15/08..............................      3,320
      510   MCI, Inc. (Baa2 Moodys)
              5.908% due 05/01/07.............................        506
      510   MCI, Inc. (Baa2 Moodys)
              6.688% due 05/01/09.............................        492
     +437   MCI, Inc. (Baa2 Moodys)
              7.735% due 05/01/14.............................        414
   12,810   Nextel Communications, Inc. (Ba3 Moodys)
              7.375% due 08/01/15.............................     13,771
      130   Northern Telecom Capital (B3 Moodys)
              7.875% due 06/15/26.............................        125
      570   PanAmSat Corp. (Ba2 Moodys)
              6.375% due 01/15/08.............................        579
    1,350   PanAmSat Corp. (Ba2 Moodys)
              6.875% due 01/15/28.............................      1,141
   +5,000   Qwest Capital Funding, Inc. (Ba2 Moodys)
              7.25% due 02/15/11..............................      4,463
   +1,300   Qwest Corp. (Ba3 Moodys)
              6.875% due 09/15/33.............................      1,095
      250   Qwest Corp. (Ba3 Moodys)
              7.25% due 10/15/35..............................        214
   @1,875   Qwest Corp. (Ba3 Moodys)
              9.125% due 03/15/12.............................      2,063
    2,380   Rexnord Corp. (B3 Moodys)
              10.125% due 12/15/12............................      2,689
   ##@@17   Voicestream Wireless Corp. (Baa2 Moodys)
              0.00% due 11/15/09..............................         --
   ##@@--   Voicestream Wireless Corp. (Baa2 Moodys)
              10.375% due 11/15/09............................          1
                                                                ---------
                                                                   62,173
                                                                ---------
            COMPUTERS & OFFICE EQUIPMENT -- 0.5%
   +3,625   Solectron Corp. (B1 Moodys)
              9.625% due 02/15/09.............................      4,015
                                                                ---------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            CONSUMER DURABLES -- 1.7%
   $  225   Corning, Inc. (Ba2 Moodys)
              5.90% due 03/15/14..............................  $     220
    3,250   Corning, Inc. (Ba2 Moodys)
              8.30% due 04/04/25..............................      3,370
    1,100   Owens-Brockway (B2 Moodys)
              7.75% due 05/15/11..............................      1,172
   +2,805   Owens-Brockway (B2 Moodys)
              8.75% due 11/15/12..............................      3,114
    2,415   Owens-Brockway (B2 Moodys)
              8.875% due 02/15/09.............................      2,626
    2,890   Sealy Mattress Co. (Caa1 Moodys)
              8.25% due 06/15/14..............................      2,919
                                                                ---------
                                                                   13,421
                                                                ---------
            CONSUMER NON-DURABLES -- 3.0%
      900   Airgas, Inc. (Ba1 Moodys)
              7.75% due 09/15/06..............................        954
    1,200   Airgas, Inc. (Ba2 Moodys)
              9.125% due 10/01/11.............................      1,350
    3,040   Houghton Mifflin Co. (B2 Moodys)
              8.25% due 02/01/11..............................      3,177
    3,190   Johnsondiversey, Inc. (B2 Moodys)
              9.625% due 05/15/12.............................      3,573
   @3,225   K2, Inc., (Ba3 Moodys)
              7.375% due 07/01/14.............................      3,419
    2,845   Perry Ellis International, Inc. (B3 Moodys)
              8.875% due 09/15/13.............................      3,016
    2,405   Xerox Corp. (Ba2 Moodys)
              6.875% due 08/15/11.............................      2,513
    1,800   Xerox Corp. (Ba2 Moodys)
              7.125% due 06/15/10.............................      1,922
      990   Xerox Corp. (Ba2 Moodys)
              7.625% due 06/15/13.............................      1,069
    1,445   Xerox Corp. (Ba2 Moodys)
              9.75% due 01/15/09..............................      1,683
                                                                ---------
                                                                   22,676
                                                                ---------
            CONSUMER SERVICES -- 1.5%
     @520   Donnelley (R.H.) Finance Corp. I (B1 Moodys)
              8.875% due 12/15/10.............................        588
    2,755   Sensus Metering Systems (Caa1 Moodys)
              8.625% due 12/15/13.............................      2,810
    3,130   Service Corp. International (B1 Moodys)
              6.50% due 03/15/08..............................      3,259
   @1,270   Service Corp. International (B1 Moodys)
              7.00% due 04/01/16..............................      1,270
      830   Service Corp. International (B1 Moodys)
              7.70% due 04/15/09..............................        894
   +2,000   Service Corp. International (B1 Moodys)
              7.70% due 04/15/09..............................      2,155
      400   Service Corp. International (B1 Moodys)
              7.875% due 02/01/13.............................        426
                                                                ---------
                                                                   11,402
                                                                ---------

 HARTFORD HIGH YIELD HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
            CONSUMER SERVICES -- (CONTINUED)
            DRUGS -- 0.8%
   $3,925   Jean Coutu Group, Inc. (B3 Moodys)
              8.50% due 08/01/14..............................  $   3,896
   @2,000   Polypore, Inc. (Caa1 Moodys)
              8.75% due 05/15/12..............................      2,075
                                                                ---------
                                                                    5,971
                                                                ---------
            ELECTRICAL EQUIPMENT -- 1.7%
    2,785   Bio-Rad Laboratories, Inc. (Ba3 Moodys)
              7.50% due 08/15/13..............................      2,994
    1,852   Fisher Scientific International (B3 Moodys)
              8.125% due 05/01/12.............................      2,065
   @1,965   Itron, Inc. (B2 Moodys)
              7.75% due 05/15/12..............................      1,970
    5,000   PerkinElmer, Inc. (Ba3 Moodys)
              8.875% due 01/15/13.............................      5,650
                                                                ---------
                                                                   12,679
                                                                ---------
            ELECTRONICS -- 1.8%
   +4,195   Amkor Technology, Inc. (B1 Moodys)
              7.75% due 05/15/13..............................      3,440
    2,735   Rayovac Corp. (B3 Moodys)
              8.50% due 10/01/13..............................      2,967
    3,325   Sanmina-SCI Corp. (Ba2 Moodys)
              10.375% due 01/15/10............................      3,803
    3,025   Thomas & Betts Corp. (Ba1 Moodys)
              7.25% due 06/01/13..............................      3,237
                                                                ---------
                                                                   13,447
                                                                ---------
            ENERGY & SERVICES -- 5.4%
    1,340   Chesapeake Energy Corp. (Ba3 Moodys)
              6.875% due 01/15/16.............................      1,400
      720   Chesapeake Energy Corp. (Ba3 Moodys)
              7.75% due 01/15/15..............................        785
    1,000   Citgo Petroleum Corp. (Ba3 Moodys)
              11.375% due 02/01/11............................      1,178
    4,225   Comstock Resources, Inc. (B2 Moodys)
              6.875% due 03/01/12.............................      4,331
    2,010   Consol Energy, Inc. (A- Fitch)
              7.875% due 03/01/12.............................      2,241
   @1,400   Foundation Coal Co. (B1 Moodys)
              7.25% due 08/01/14..............................      1,488
   +2,415   Giant Industries, Inc. (B3 Moodys)
              8.00% due 05/15/14..............................      2,463
      250   Houston Exploration Co. (B2 Moodys)
              7.00% due 06/15/13..............................        262
   +2,182   Magnum Hunter Resources, Inc. (B2 Moodys)
              9.60% due 03/15/12..............................      2,466
    3,000   Newfield Exploration Co. (Ba2 Moodys)
              7.45% due 10/15/07..............................      3,270
    1,950   Newpark Resources, Inc. (B2 Moodys)
              8.625% due 12/15/07.............................      1,989
   +2,550   Peabody Energy Corp. (Ba3 Moodys)
              6.875% due 03/15/13.............................      2,754
     @610   Plains Exploration & Production Co. (Ba2 Moodys)
              7.125% due 06/15/14.............................        654

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            ENERGY & SERVICES -- (CONTINUED)
   $  800   Plains Exploration & Production Co. (Ba3 Moodys)
              8.75% due 07/01/12..............................  $     898
    1,318   Port Arthur Finance Corp. (Ba3 Moodys)
              12.50% due 01/15/09.............................      1,536
      620   Premcor Refining Group, Inc. (The) (Ba3 Moodys)
              6.125% due 05/01/11.............................        642
   +3,365   Premcor Refining Group, Inc. (The) (Ba3 Moodys)
              9.25% due 02/01/10..............................      3,819
    1,395   Southern Star Central Corp. (B1 Moodys)
              8.50% due 08/01/10..............................      1,521
   +1,070   Tesoro Petroleum Corp. (B2 Moodys)
              9.625% due 11/01/08.............................      1,177
   +2,000   Tesoro Petroleum Corp. (B2 Moodys)
              9.625% due 04/01/12.............................      2,315
    1,960   Tesoro Petroleum Corp. (Ba2 Moodys)
              8.00% due 04/15/08..............................      2,117
    1,945   Whiting Petroleum Corp. (B2 Moodys)
              7.25% due 05/01/12..............................      1,964
                                                                ---------
                                                                   41,270
                                                                ---------
            FINANCIAL SERVICES -- 3.1%
     @615   Atlantic Broadband Finance LLC (Caa1 Moodys)
              9.375% due 01/15/14.............................        583
      700   Couche-Tard Finance Group (Ba3 Moodys)
              7.50% due 12/15/13..............................        746
    1,635   Crescent Equity Limited Parneship LP (Ba3 Moodys)
              9.25% due 04/15/09..............................      1,762
      529   Felcor Lodging LP (Ba3 Moodys)
              10.00% due 09/15/08.............................        555
    1,170   Host Marriott Corp. (Ba3 Moodys)
              7.875% due 08/01/08.............................      1,204
   @6,470   Host Marriott LP (Ba3 Moodys)
              7.00% due 08/15/12..............................      6,810
     +745   Host Marriott LP (Ba3 Moodys)
              7.125% due 11/01/13.............................        782
   +3,000   Poster Financial Group (B2 Moodys)
              8.75% due 12/01/11..............................      3,124
    2,500   Senior Housing Properties Trust (Ba2 Moodys)
              7.875% due 04/15/15.............................      2,713
    1,310   Tanger Properties LP (Ba1 Moodys)
              7.875% due 10/24/04.............................      1,313
    1,000   Tanger Properties LP (Ba1 Moodys)
              9.125% due 02/15/08.............................      1,121
      570   Ventas Realty LP (Ba3 Moodys)
              8.75% due 05/01/09..............................        636
    2,130   Ventas Realty LP (Ba3 Moodys)
              9.00% due 05/01/12..............................      2,428
                                                                ---------
                                                                   23,777
                                                                ---------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
            FINANCIAL SERVICES -- (CONTINUED)
            FOOD, BEVERAGE & TOBACCO -- 2.4%
   $ +720   Constellation Brands, Inc. (Ba3 Moodys)
              8.125% due 01/15/12.............................  $     790
    6,815   Delhaize America, Inc. (Baa3 Moodys)
              8.125% due 04/15/11.............................      7,783
      390   Hercules, Inc. (Ba1 Moodys)
              6.60% due 08/01/27..............................        390
    1,400   Hercules, Inc. (Ba2 Moodys)
              11.125% due 11/15/07............................      1,663
   +4,500   PSF Group Holdings, Inc. (B1 Moodys)
              9.25% due 06/15/11..............................      4,703
   +2,640   Smithfield Foods, Inc. (Ba2 Moodys)
              8.00% due 10/15/09..............................      2,911
     @400   United Agri Products (B3 Moodys)
              8.25% due 12/15/11..............................        432
                                                                ---------
                                                                   18,672
                                                                ---------
            FOREST & PAPER PRODUCTS -- 4.3%
   +4,075   Abitibi-Consolidated Finance LP (Ba2 Moodys)
              7.875% due 08/01/09.............................      4,248
    2,365   Boise Cascade Corp. (Baa3 Moodys)
              7.50% due 02/01/08..............................      2,625
   +3,450   Bowater Canada Finance (Baa3 Moodys)
              7.95% due 11/15/11..............................      3,643
   +1,400   Bowater, Inc. (Ba2 Moodys)
              6.50% due 06/15/13..............................      1,358
   +3,670   Georgia-Pacific Corp. (Ba1 Moodys)
              8.125% due 05/15/11.............................      4,239
    5,920   Georgia-Pacific Corp. (Ba2 Moodys)
              8.875% due 02/01/10.............................      6,926
    3,390   Jefferson Smurfit Corp. (B2 Moodys)
              7.50% due 06/01/13..............................      3,576
    3,490   Jefferson Smurfit Corp. (B2 Moodys)
              8.25% due 10/01/12..............................      3,848
      780   Longview Fibre Co. (B2 Moodys)
              10.00% due 01/15/09.............................        850
    1,350   Potlatch Corp. (Baa3 Moodys)
              12.50% due 12/01/09.............................      1,685
                                                                ---------
                                                                   32,998
                                                                ---------
            HEALTH SERVICES -- 1.5%
    2,250   Curative Health Services (B3 Moodys)
              10.75% due 05/01/11.............................      2,059
    4,575   Province Healthcare Co. (B3 Moodys)
              7.50% due 06/01/13..............................      5,158
    1,380   Select Medical Corp. (B3 Moodys)
              9.50% due 06/15/09..............................      1,501
    2,000   Tenet Healthcare Corp. (Baa3 Moodys)
              6.50% due 06/01/12..............................      1,790
      620   United Surgical Partners International, Inc. (B3
              Moodys)
              10.00% due 12/15/11.............................        708
                                                                ---------
                                                                   11,216
                                                                ---------
            HOTELS & GAMING -- 6.5%
     @985   Aztar Corp. (Ba3 Moodys)
              7.875% due 06/15/14.............................      1,044
      725   Aztar Corp. (Ba3 Moodys)
              9.00% due 08/15/11..............................        803

PRINCIPAL                                                        MARKET
AMOUNT I                                                          VALUE
---------                                                       ---------
            HOTELS & GAMING -- (CONTINUED)
   $1,275   Boyd Gaming Corp. (B1 Moodys)
              6.75% due 04/15/14..............................  $   1,297
   +3,425   Boyd Gaming Corp. (B1 Moodys)
              7.75% due 12/15/12..............................      3,673
    1,695   Boyd Gaming Corp. (B1 Moodys)
              8.75% due 04/15/12..............................      1,890
    2,100   Hilton Hotels Corp. (Ba1 Moodys)
              7.625% due 05/15/08.............................      2,352
    1,125   Hilton Hotels Corp. (Ba1 Moodys)
              8.25% due 02/15/11..............................      1,329
    7,195   John Q Hammons Hotels LP (Baa2 Moodys)
              8.875% due 05/15/12.............................      8,022
    2,100   La Quinta Corp. (Ba3 Moodys)
              8.875% due 03/15/11.............................      2,352
   @1,085   La Quinta Properties (Ba3 Moodys)
              7.00% due 08/15/12..............................      1,143
   @2,940   MGM Mirage, Inc. (Ba1 Moodys)
              6.75% due 09/01/12..............................      3,043
   +1,200   MGM Mirage, Inc. (Ba1 Moodys)
              6.875% due 02/06/08.............................      1,307
   +2,520   Mandalay Resort Group (Ba2 Moodys)
              6.50% due 07/31/09..............................      2,615
   @2,445   Mohegan Tribal Gaming Authority (Ba3 Moodys)
              7.125% due 08/15/14.............................      2,561
   +1,215   Mohegan Tribal Gaming Authority (Ba3 Moodys)
              8.00% due 04/01/12..............................      1,343
    3,700   Starwood Hotels & Resorts Worldwide, Inc. (Ba1
              Moodys)
              7.375% due 05/01/07.............................      3,987
   +1,405   Starwood Hotels & Resorts Worldwide, Inc. (Ba1
              Moodys)
              7.375% due 11/15/15.............................      1,531
    2,370   Steel Dynamics, Inc. (Ba3 Moodys)
              6.00% due 04/01/12..............................      2,429
    4,185   Venetian Casino Resort LLC (B3 Moodys)
              11.00% due 06/15/10.............................      4,844
    1,585   Wynn Las Vegas Corp. (Ba3 Moodys)
              12.00% due 11/01/10.............................      1,981
                                                                ---------
                                                                   49,546
                                                                ---------
            MACHINERY -- 3.0%
    3,021   AGCO Corp. (Ba3 Moodys)
              9.50% due 05/01/08..............................      3,263
    1,920   Cummins, Inc. (Ba2 Moodys)
              6.75% due 02/15/27..............................      2,026
      525   Cummins, Inc. (Ba2 Moodys)
              9.50% due 12/01/10..............................        606
   EUR381   Flowserve Finance BV (B2 Moody's) 12.25% due
              08/15/10........................................        528
    1,525   Joy Global, Inc. (B2 Moodys)
              8.75% due 03/15/12..............................      1,723
   +4,550   SPX Corp. (Ba3 Moodys)
              6.25% due 06/15/11..............................      4,436
   +1,600   SPX Corp. (Ba3 Moodys)
              7.50% due 01/01/13..............................      1,626

 HARTFORD HIGH YIELD HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
            MACHINERY -- (CONTINUED)
   $4,970   Terex Corp. (B3 Moodys)
              7.375% due 01/15/14.............................  $   5,219
    3,070   Terex Corp. (B3 Moodys)
              9.25% due 07/15/11..............................      3,438
                                                                ---------
                                                                   22,865
                                                                ---------
            MEDIA & ENTERTAINMENT -- 4.6%
      375   CBD Media, Inc. (B3 Moodys)
              8.625% due 06/01/11.............................        397
  @ 1,290   CSC Holdings, Inc. (B1 Moodys)
              6.75% due 04/15/12..............................      1,293
    1,500   CSC Holdings, Inc. (B1 Moodys)
              7.25% due 07/15/08..............................      1,560
    4,520   CSC Holdings, Inc. (B1 Moodys)
              7.625% due 04/01/11.............................      4,763
      500   CSC Holdings, Inc. (B1 Moodys)
              7.625% due 07/15/18.............................        510
      950   CSC Holdings, Inc. (B1 Moodys)
              8.125% due 07/15/09.............................      1,009
    2,000   CSC Holdings, Inc. (Ba2 Moodys)
              8.125% due 08/15/09.............................      2,125
    2,200   Cenveo Corp. (B3 Moodys)
              7.875% due 12/01/13.............................      2,145
   @3,600   Charter Communications Operating LLC (B2 Moodys)
              8.00% due 04/30/12..............................      3,591
   +1,090   Charter Communication Holdings II (Caa1 Moodys)
              10.25% due 09/15/10.............................      1,113
    4,690   Charter Communications Holdings LLC (B2 Moodys)
              10.00% due 04/01/09.............................      3,799
    2,875   Echostar DBS Corp. (Ba3 Moodys)
              5.75% due 10/01/08..............................      2,889
    2,566   Echostar DBS Corp. (Ba3 Moodys)
              9.125% due 01/15/09.............................      2,855
    2,450   Medianews Group, Inc. (B2 Moodys)
              6.875% due 10/01/13.............................      2,530
    2,640   Premier Entertainment Biloxi LLC (B1 Moodys)
              10.75% due 02/01/12.............................      2,785
      350   Primedia, Inc. (B3 Moodys)
              7.625% due 04/01/08.............................        346
  +@1,300   Primedia, Inc. (B3 Moodys)
              8.00% due 05/15/13..............................      1,237
                                                                ---------
                                                                   34,947
                                                                ---------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
      695   Medex, Inc. (B3 Moodys)
              8.875% due 05/15/13.............................        758
   +1,300   Omnicare, Inc. (Ba2 Moodys)
              8.125% due 03/15/11.............................      1,414
                                                                ---------
                                                                    2,172
                                                                ---------
            METALS, MINERALS & MINING -- 3.0%
   +4,810   AK Steel Holding Corp. (B1 Moodys)
              7.875% due 02/15/09.............................      4,774
    1,120   AK Steel Holding Corp. (B3 Moodys)
              7.75% due 06/15/12..............................      1,095

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            METALS, MINERALS & MINING -- (CONTINUED)
   $4,463   Ball Corp. (Ba3 Moodys)
              6.875% due 12/15/12.............................  $   4,753
    2,205   California Steel Industries (Ba3 Moodys)
              6.125% due 03/15/14.............................      2,150
   @4,475   International Steel Group, Inc. (Ba3 Moodys)
              6.50% due 04/15/14..............................      4,475
     +375   Jorgensen (Earle M.) Co. (B2 Moodys)
              9.75% due 06/01/12..............................        416
   +1,725   Oregon Steel Mills, Inc. (B1 Moodys)
              10.00% due 07/15/09.............................      1,885
     +985   Steel Dynamics, Inc. (B1 Moodys)
              9.50% due 03/15/09..............................      1,093
    1,480   United States Steel Corp. (B1 Moodys)
              9.75% due 05/15/10..............................      1,695
      741   United States Steel LLC (Ba3 Moodys)
              10.75% due 08/01/08.............................        874
                                                                ---------
                                                                   23,210
                                                                ---------
            REAL ESTATE -- 0.1%
      640   Forest City Enterprises, Inc. (Ba3 Moodys)
              7.625% due 06/01/15.............................        672
                                                                ---------
            RETAIL -- 4.0%
   +3,535   Ahold Finance USA, Inc. (Baa1 Moodys)
              8.25% due 07/15/10..............................      3,986
      750   Autonation, Inc. (Ba2 Moodys)
              9.00% due 08/01/08..............................        863
   @3,640   Finlay Fine Jewelry Corp. (B1 Moodys)
              8.375% due 06/01/12.............................      3,913
    1,935   General Nutrition Center (B3 Moodys)
              8.50% due 12/01/10..............................      1,979
    1,750   Ingles Markets, Inc. (Ba3 Moodys)
              8.875% due 12/01/11.............................      1,886
    1,050   Penney (J.C.) Co., Inc. (Baa2 Moodys)
              7.65% due 08/15/16..............................      1,192
   @1,915   Pierre Foods, Inc. (B3 Moodys)
              9.875% due 07/15/12.............................      1,972
    2,230   Saks, Inc. (Ba3 Moodys)
              7.50% due 12/01/10..............................      2,386
    6,400   Sonic Automotive, Inc. (B2 Moodys)
              8.625% due 08/15/13.............................      6,768
      470   Star Gas Partners LP (B3 Moodys)
              10.25% due 02/15/13.............................        515
   @3,235   Stater Brothers Holdings, Inc. (B1 Moodys)
              8.125% due 06/15/12.............................      3,389
    1,610   United Auto Group, Inc. (B3 Moodys)
              9.625% due 03/15/12.............................      1,775
                                                                ---------
                                                                   30,624
                                                                ---------
            RUBBER & PLASTICS PRODUCTS -- 1.2%
    1,097   Armkel LLC (B2 Moodys)
              9.50% due 08/15/09..............................      1,196
   @3,125   Intertape Polymer, Inc. (B3 Moodys)
              8.50% due 08/01/14..............................      3,156
    4,070   Plastipak Holdings, Inc. (B3 Moodys)
              10.75% due 09/01/11.............................      4,538
                                                                ---------
                                                                    8,890
                                                                ---------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
            SOFTWARE & SERVICES -- 0.3%
   $+1,100  Unisys Corp. (Ba1 Moodys)
              7.25% due 01/15/05..............................  $   1,112
      550   Unisys Corp. (Ba1 Moodys)
              7.875% due 04/01/08.............................        565
      700   United Components, Inc. (B3 Moodys)
              9.375% due 06/15/13.............................        754
                                                                ---------
                                                                    2,431
                                                                ---------
            TARGETED RETURN INDEX SECURITIES TRUST -- 0.7%
@ ### 4,570 TRAINS HY-2004-1 (B1 Moody's)
              8.21% due 08/01/15..............................      5,453
                                                                ---------
            TRANSPORTATION -- 2.5%
   +1,850   Dana Corp. (Ba3 Moodys)
              6.50% due 03/15/08..............................      1,959
    5,185   Group 1 Automotive, Inc. (B1 Moodys)
              8.25% due 08/15/13..............................      5,470
      726   Navistar International Corp. (Ba1 Moodys)
              9.375% due 06/01/06.............................        779
    5,396   TRW Communications, Inc. (B1 Moodys)
              9.375% due 02/15/13.............................      6,165
    5,760   Trinity Industries, Inc. (Ba3 Moodys)
              6.50% due 03/15/14..............................      5,674
                                                                ---------
                                                                   20,047
                                                                ---------
            UTILITIES -- 14.6%
   @9,080   AES Corp. (The) (B1 Moodys)
              8.75% due 05/15/13..............................     10,238
    2,120   Allied Waste North America, Inc. (Ba3 Moodys)
              5.75% due 02/15/11..............................      2,014
      205   Allied Waste North America, Inc. (Ba3 Moodys)
              7.625% due 01/01/06.............................        214
    1,100   Allied Waste North America, Inc. (Ba3 Moodys)
              7.875% due 04/15/13.............................      1,161
    2,800   Allied Waste North America, Inc. (Ba3 Moodys)
              8.875% due 04/02/08.............................      3,038
      350   Allied Waste North America, Inc. (Ba3 Moodys)
              9.25% due 09/01/12..............................        389
      650   Browning-Ferris Industries, Inc. (Ba3 Moodys)
              6.375% due 01/15/08.............................        657
      500   Browning-Ferris Industries, Inc. (Ba3 Moodys)
              7.875% due 03/15/05.............................        501
  +@1,180   CMS Energy Corp. (B3 Moodys)
              7.75% due 08/01/10..............................      1,248
    7,120   CMS Energy Corp. (B3 Moodys)
              8.50% due 04/15/11..............................      7,761

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            UTILITIES -- (CONTINUED)
   $+3,495  Calpine Canada Energy Finance LLC (B1 Moodys)
              8.50% due 05/01/08..............................  $   2,412
     +200   Calpine Corp. (B1 Moodys)
              8.625% due 08/15/10.............................        130
    1,750   CenterPoint Energy Resources Corp. (Ba1 Moodys)
              7.875% due 04/01/13.............................      2,063
    1,500   CenterPoint Energy, Inc. (Ba2 Moodys)
              6.85% due 06/01/15..............................      1,621
   +3,330   DPL, Inc. (Baa1 Moodys)
              6.875% due 09/01/11.............................      3,530
   @6,240   Dynegy Holdings, Inc. (B3 Moodys)
              10.125% due 07/15/13............................      7,176
      940   Edison Mission Energy (B1 Moodys)
              7.73% due 06/15/09..............................        987
    6,690   Edison Mission Energy (Baa3 Moodys)
              9.875% due 04/15/11.............................      7,794
   +5,435   El Paso Corp. (Caa1 Moodys)
              7.875% due 06/15/12.............................      5,394
      125   El Paso Electric Co. (Ba3 Moodys)
              9.40% due 05/01/11..............................        140
   11,555   El Paso Natural Gas Co. (B1 Moodys)
              7.625% due 08/01/10.............................     12,364
    1,315   GulfTerra Energy Partners LP (Ba3 Moodys)
              6.25% due 06/01/10..............................      1,453
   +1,145   Illinois Power Co. (B3 Moodys)
              11.50% due 12/15/10.............................      1,357
   +1,275   Illinova Corp. (B3 Moodys)
              7.50% due 06/15/09..............................      1,454
    2,215   Illinova Corp. (B3 Moodys)
              7.50% due 07/15/25..............................      2,270
      870   Kansas Gas & Electric Co. (Ba2 Moodys)
              8.29% due 03/29/16..............................        898
   +4,425   Monongahela Power Co. (Ba2 Moodys)
              7.36% due 01/15/10..............................      4,804
   @9,510   NRG Energy, Inc. (B2 Moodys)
              8.00% due 12/15/13..............................     10,188
     @475   Nevada Power Co. (Ba2 Moodys)
              6.50% due 04/15/12..............................        490
    1,100   Nevada Power Co. (Ba2 Moodys)
              8.50% due 01/01/23..............................      1,133
      440   Nevada Power Co. (Ba2 Moodys)
              9.00% due 08/15/13..............................        506
     @480   Sierra Pacific Power Co. (Aaa Moodys)
              6.25% due 04/15/12..............................        490
    1,780   Sierra Pacific Power Co. (Aaa Moodys)
              8.00% due 06/01/08..............................      1,940
    2,595   TECO Energy, Inc. (A3 Moodys)
              7.20% due 05/01/11..............................      2,764
   +1,290   TECO Energy, Inc. (Ba2 Moodys)
              7.00% due 05/01/12..............................      1,351
      440   TXU Corp. (Baa3 Moodys)
              6.375% due 01/01/08.............................        478
 ### 2,125  Tennessee Gas Pipeline Co. (Baa1 Moodys)
              7.50% due 04/01/17..............................      2,205

 HARTFORD HIGH YIELD HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
AMOUNT I                                                          VALUE
---------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
            UTILITIES -- (CONTINUED)
   $5,210   Transcontinental Gas Pipe Corp. (B1 Moodys)
              7.00% due 08/15/11..............................  $   5,744
    1,700   Transcontinental Gas Pipe Corp. (B1 Moodys)
              8.875% due 07/15/12.............................      2,068
                                                                ---------
                                                                  112,425
                                                                ---------
            Total corporate notes (cost $631,549)               $ 653,443
                                                                =========
FOREIGN/YANKEE BONDS & NOTES -- 10.1%
            BANKS -- 0.0%
   $ @375   TuranAlem Finance BV (Baa2 Moodys)
              8.00% due 03/24/14..............................  $     356
                                                                ---------
            CHEMICALS -- 0.5%
    2,975   Acetex Corp. (B2 Moodys)
              10.875% due 08/01/09............................      3,273
   EUR210   Huntsman International LLC (Caa1 Moodys)
              10.125% due 07/01/09............................        271
      715   Nova Chemicals Ltd. (Ba2 Moodys)
              6.50% due 01/15/12..............................        738
                                                                ---------
                                                                    4,282
                                                                ---------
            COMMUNICATIONS -- 1.6%
    8,055   Rogers Cable, Inc. (Ba2 Moodys)
              6.25% due 06/15/13..............................      7,894
      575   Rogers Cantel, Inc. (Ba3 Moodys)
              9.75% due 06/01/16..............................        642
   +3,725   Rogers Wireless Communications, Inc. (Ba3 Moodys)
              6.375% due 03/01/14.............................      3,427
      550   Rogers Wireless Communications, Inc. (Ba3 Moodys)
              9.625% due 05/01/11.............................        613
                                                                ---------
                                                                   12,576
                                                                ---------
            CONSUMER DURABLES -- 0.5%
EUR@1,875   BSN Glasspack Obligation S.A. (B1 Moodys)
              9.25% due 08/01/09..............................      2,538
   +1,600   Russel Metals, Inc. (Ba3 Moodys)
              6.375% due 03/01/14.............................      1,600
                                                                ---------
                                                                    4,138
                                                                ---------
            ELECTRONICS -- 0.8%
    3,480   FIMEP S.A. (B1 Moodys)
              10.50% due 02/15/13.............................      4,072
    1,800   Flextronics International Ltd. (Ba2 Moodys)
              6.50% due 05/15/13..............................      1,841
                                                                ---------
                                                                    5,913
                                                                ---------

PRINCIPAL                                                        MARKET
AMOUNT I                                                          VALUE
---------                                                       ---------
            ENERGY & SERVICES -- 0.4%
   $1,475   Gazprom International S.A. (Baa2 Moodys)
              7.201% due 02/01/20.............................  $   1,493
    1,470   Gazprom Morgan Stanley (Ba1 Moody's)
              9.625% due 03/01/13.............................      1,635
                                                                ---------
                                                                    3,128
                                                                ---------
            FINANCIAL SERVICES -- 0.8%
   @4,395   BCP Caylux Holdings Luxembourg SCA (B3 Moodys)
              9.625% due 06/15/14.............................      4,747
EUR@1,200   Fresenius AG (Ba1 Moody's)
              7.75% due 04/30/09..............................      1,621
                                                                ---------
                                                                    6,368
                                                                ---------
            FOOD, BEVERAGE & TOBACCO -- 0.5%
    3,350   Burns Philip Capital Property Ltd. (B3 Moodys)
              9.75% due 07/15/12..............................      3,585
  EUR@285   Remy Cointreau (Ba2 Moodys)
              6.50% due 07/01/10..............................        370
                                                                ---------
                                                                    3,955
                                                                ---------
            FOREIGN GOVERNMENTS -- 0.2%
 ### 1,340  Republic of Turkey (B1 Moodys)
              7.25% due 03/15/15..............................      1,321
                                                                ---------
            FOREST & PAPER PRODUCTS -- 2.3%
    1,330   Abitibi-Consolidated Inc. (Ba2 Moodys)
              7.75% due 06/15/11..............................      1,370
     +950   Abitibi-Consolidated, Inc. (Ba2 Moodys)
              6.00% due 06/20/13..............................        874
    3,030   Cascade, Inc. (Ba1 Moodys)
              7.25% due 02/15/13..............................      3,174
   EUR585   Kappa Beheer B.V. (B2 Moody's)
              10.625% due 07/15/09............................        770
      605   Norske Skog Canada Ltd. (Ba3 Moodys)
              7.375% due 03/01/14.............................        632
    2,145   Norske Skog Canada Ltd. (Ba3 Moodys)
              8.625% due 06/15/11.............................      2,327
   +3,512   Tembec Industries, Inc. (Ba1 Moodys)
              7.75% due 03/15/12..............................      3,530
   +4,700   Tembec Industries, Inc. (Ba1 Moodys)
              8.625% due 06/30/09.............................      4,818
                                                                ---------
                                                                   17,495
                                                                ---------
            HOTELS & GAMING -- 0.4%
   @2,600   Intrawest Corp. (B1 Moodys)
              7.50% due 10/15/13..............................      2,694
                                                                ---------
            MEDIA & ENTERTAINMENT -- 1.0%
   +2,640   CanWest Media, Inc. (B1 Moodys)
              7.625% due 04/15/13.............................      2,838
    1,445   Quebecor Media, Inc. (B2 Moodys)
              11.125% due 07/15/11............................      1,669

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            MEDIA & ENTERTAINMENT -- (CONTINUED)
   $1,600   Shaw Communications, Inc. (Baa3 Moodys)
              8.25% due 04/11/10..............................  $   1,808
   +1,000   Sun Media Corp. (Ba3 Moodys)
              7.625% due 02/15/13.............................      1,070
                                                                ---------
                                                                    7,385
                                                                ---------
            METALS, MINERALS & MINING -- 0.5%
    3,529   Crown European Holdings S.A. (B1 Moodys)
              9.50% due 03/01/11..............................      3,935
                                                                ---------
            RUBBER & PLASTICS PRODUCTS -- 0.0%
      340   Norampac, Inc. (Ba2 Moodys)
              6.75% due 06/01/13..............................        354
                                                                ---------
            TRANSPORTATION -- 0.6%
   @2,145   Bombardier Recreational Products, Inc. (B3 Moodys)
              8.375% due 12/15/13.............................      2,258
    1,285   CP Ships Ltd. (Ba3 Moodys)
              10.375% due 07/15/12............................      1,471
                                                                ---------
                                                                    3,729
                                                                ---------
            Total foreign/yankee bonds & notes (cost
              $74,788)........................................  $  77,629
                                                                =========
 SHARES
---------
WARRANTS -- 0.0%
            COMMUNICATIONS -- 0.0%
    *##-4   AboveNet, Inc.....................................  $      30
     *##3   Deutsche Telekom AG...............................         78
 *-##@@--   Minorplanet Systems USA, Inc......................         --
   *##@@1   Solutia, Inc......................................         --
     *##5   TELUS Corp........................................         17
                                                                ---------
                                                                      125
                                                                ---------
            RUBBER & PLASTICS PRODUCTS -- 0.0%
   *-@@--   Pliant Corp.......................................         --
                                                                ---------
            Total warrants (cost $64).........................  $     125
                                                                =========

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
SHORT-TERM SECURITIES -- 19.1%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 15.5%
  118,747   State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 118,747
                                                                ---------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 3.6%
   $6,646   BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $6,646
              (Collateralized by U.S. Treasury Bonds, 8.875%
              due 08/15/17)
              1.720% due 10/01/04.............................      6,646
    6,646   RBS Greenwich Capital Markets Joint Repurchase
              Agreement, dated 09/30/04; Proceeds at maturity
              $6,646 (Collateralized by U.S. Treasury Bonds,
              8.60% -- 8.75% due 02/15/20 -- 08/15/20)
              1.730% due 10/01/04.............................      6,646
    5,336   State Street Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $5,336
              (Collateralized by U.S. Treasury Bonds,
              6.125% -- 9.00% due 08/15/17 -- 08/15/29 and
              U.S. Treasury Notes, 4.75% due 05/15/14)
              1.700% due 10/01/04.............................      5,336
    8,861   UBS Warburg Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $8,861
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 7.875% due 05/15/16 -- 11/15/28)
              1.730% due 10/01/04.............................      8,861
                                                                ---------
                                                                   27,489
                                                                ---------
            U.S. TREASURY BILLS -- 0.0%
      400   1.66% due 12/23/04................................        398
                                                                ---------
            Total short-term securities (cost $146,634).......  $ 146,634
                                                                =========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $855,118) -- 114.5%.................    879,419
            OTHER ASSETS, LESS LIABILITIES -- (14.5%).........   (112,409)
                                                                ---------
            NET ASSETS -- 100.0%..............................  $ 767,010
                                                                =========

 HARTFORD HIGH YIELD HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $103,485 or 13.5% of net assets.

   ##  Illiquid Securities.

                                                                      MARKET VALUE
                                                                      PERCENTAGE OF
                                 ACQUISITION   ACQUISITION   MARKET    FUND'S NET
SECURITY                           DATE(S)        COST       VALUE       ASSETS
--------                         -----------   -----------   ------   -------------

Abovenet, Inc. ................     1/9/04         $(@@)      $ 30          --%
Deutsche Telekom AG............    1/27/97          19          78          --
Hosiery Corp. .................    10/7/94           4         (@@)         --
Minorplanet Systems USA,
 Inc. .........................    2/13/98           3         (@@)         --
Solutia, Inc. .................   11/11/02         (@@)        (@@)         --
TELUS Corp. ...................    8/5/96,
                                  10/3/96,
                                   3/26/01          42          17          --
Voicestream Wireless Corp. ....     8/1/97         (@@)          1          --
Voicestream Wireless Corp. ....     5/3/01           3         (@@)         --
                                                              ----        ----
                                                              $120          --%
                                                              ====        ====

    L  Debt securities are in default due to bankruptcy.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $109, which represents 0.0% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    I  All principal amounts are in U.S. dollars unless otherwise indicated.

         EUR -- Euro

  ###  The cost of the securities purchased on a when-issued basis at September
       30, 2004 was $9,063.

Market value of investments in foreign securities represents 10.0% of total net assets as of September 30, 2004.
Book and tax cost are approximately the same.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 99.4%
            AEROSPACE & DEFENSE -- 0.2%
      91    Raytheon Co. .....................................  $    3,446
                                                                ----------
            APPAREL & TEXTILE -- 0.2%
     *38    Coach, Inc. ......................................       1,608
      25    Jones Apparel Group, Inc. ........................         899
      22    Liz Claiborne, Inc. ..............................         819
      22    V. F. Corp. ......................................       1,097
                                                                ----------
                                                                     4,423
                                                                ----------
            BANKS -- 12.2%
      71    AmSouth Bancorp...................................       1,737
     255    American Express Co. .............................      13,122
     112    BB&T Corp. .......................................       4,427
     818    Bank of America Corp. ............................      35,450
     156    Bank of New York Co., Inc. (The)..................       4,565
      49    Capital One Financial Corp. ......................       3,587
   1,042    Citigroup, Inc. ..................................      45,965
      35    Comerica, Inc. ...................................       2,048
     113    Countrywide Financial Corp. ......................       4,462
     115    Fifth Third Bancorp...............................       5,644
      25    First Horizon National Corp. .....................       1,075
      31    Golden West Financial Corp. ......................       3,410
      46    Huntington Bancshares, Inc. ......................       1,151
      82    KeyCorp. .........................................       2,587
      24    M&T Bank Corp. ...................................       2,249
     257    MBNA Corp. .......................................       6,475
      45    Marshall & Ilsley Corp. ..........................       1,805
      85    Mellon Financial Corp. ...........................       2,361
     716    Morgan (J.P.) Chase & Co. ........................      28,464
     133    National City Corp. ..............................       5,149
      63    North Fork Bancorp, Inc. .........................       2,787
      44    Northern Trust Corp. .............................       1,804
      57    PNC Financial Services Group, Inc. ...............       3,072
     *59    Providian Financial Corp. ........................         914
      93    Regions Financial Corp. ..........................       3,074
      88    SLM Corp. ........................................       3,910
      67    SouthTrust Corp. .................................       2,791
      69    Sovereign Bancorp, Inc. ..........................       1,506
      68    State Street Corp. ...............................       2,889
      72    SunTrust Banks, Inc. .............................       5,073
      62    Synovus Financial Corp. ..........................       1,626
     378    U.S. Bancorp......................................      10,923
     263    Wachovia Corp. ...................................      12,364
     175    Washington Mutual, Inc. ..........................       6,857
     340    Wells Fargo & Co. ................................      20,255
      18    Zions Bancorp.....................................       1,099
                                                                ----------
                                                                   256,677
                                                                ----------
            BUSINESS SERVICES -- 0.7%
     212    Cendant Corp. ....................................       4,586
     *29    Convergys Corp. ..................................         385
      27    Equifax, Inc. ....................................         721
      17    Fluor Corp. ......................................         746
     *85    Interpublic Group of Cos., Inc. (The).............         899
     *24    Monster Worldwide, Inc. ..........................         589
      38    Omnicom Group, Inc. ..............................       2,753

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            BUSINESS SERVICES -- (CONTINUED)
     *76    Paychex, Inc. ....................................  $    2,292
     *35    Robert Half International, Inc. ..................         892
                                                                ----------
                                                                    13,863
                                                                ----------
            CHEMICALS -- 1.5%
      46    Air Products & Chemicals, Inc. ...................       2,488
      22    Avery Dennison Corp. .............................       1,458
     189    Dow Chemical Co. (The)............................       8,535
     201    du Pont (E.I.) de Nemours & Co. ..................       8,589
      16    Eastman Chemical Co. .............................         744
      10    Great Lakes Chemical Corp. .......................         261
      19    International Flavors & Fragrances, Inc. .........         724
      54    Monsanto Co. .....................................       1,956
      35    PPG Industries, Inc. .............................       2,118
      65    Praxair, Inc. ....................................       2,793
      45    Rohm & Haas Co. ..................................       1,941
                                                                ----------
                                                                    31,607
                                                                ----------
            COMMUNICATIONS -- 5.1%
    *163    ADC Telecommunications, Inc. .....................         295
     160    AT&T Corp. .......................................       2,288
    *549    AT&T Wireless Services, Inc. .....................       8,115
      62    Alltel Corp. .....................................       3,404
     *32    Andrew Corp. .....................................         396
     *91    Avaya, Inc. ......................................       1,270
     368    BellSouth Corp. ..................................       9,987
    *115    CIENA Corp. ......................................         227
      27    CenturyTel, Inc. .................................         931
     *39    Comverse Technology, Inc. ........................         741
    *867    Lucent Technologies, Inc. ........................       2,748
     475    Motorola, Inc. ...................................       8,573
     *72    Network Appliance, Inc. ..........................       1,655
    *224    Nextel Communications, Inc., Class A..............       5,339
     327    QUALCOMM, Inc. ...................................      12,781
    *365    Qwest Communications International, Inc. .........       1,216
      36    Rockwell Collins, Inc. ...........................       1,323
     667    SBC Communications, Inc. .........................      17,296
      31    Scientific-Atlanta, Inc. .........................         798
     292    Sprint Corp.-FON Group............................       5,881
     *84    Tellabs, Inc. ....................................         769
     557    Verizon Communications, Inc. .....................      21,929
                                                                ----------
                                                                   107,962
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.2%
     157    3M Co. ...........................................      12,589
     *78    Apple Computer, Inc. .............................       3,024
    *502    Dell, Inc. .......................................      17,878
    *484    EMC Corp. ........................................       5,582
     *75    Gateway, Inc. ....................................         371
     607    Hewlett-Packard Co. ..............................      11,389
     337    International Business Machines Corp. ............      28,894
      69    International Game Technology.....................       2,492
     *40    Jabil Circuit, Inc. ..............................         929
     *26    Lexmark International, Inc. ......................       2,186
      46    Pitney Bowes, Inc. ...............................       2,049
    *193    Solectron Corp. ..................................         957
      48    Symbol Technologies, Inc. ........................         609
                                                                ----------
                                                                    88,949
                                                                ----------

 HARTFORD INDEX HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            CONSTRUCTION -- 0.2%
      25    Centex Corp. .....................................  $    1,256
       9    KB Home Corp. ....................................         790
      25    Pulte Homes, Inc. ................................       1,564
                                                                ----------
                                                                     3,610
                                                                ----------
            CONSUMER DURABLES -- 0.6%
    *280    Corning, Inc. ....................................       3,106
      18    Grainger (W.W.), Inc. ............................       1,055
      38    Johnson Controls, Inc. ...........................       2,173
      39    Leggett & Platt, Inc. ............................       1,083
      87    Masco Corp. ......................................       3,009
      55    Newell Rubbermaid, Inc. ..........................       1,108
      26    Visteon Corp. ....................................         208
                                                                ----------
                                                                    11,742
                                                                ----------
            CONSUMER NON-DURABLES -- 4.0%
      18    Alberto-Culver Co., Class B.......................         795
      23    AmerisourceBergen Corp. ..........................       1,214
      95    Avon Products, Inc. ..............................       4,154
      24    Brown-Forman Corp., Class B.......................       1,120
      87    Cardinal Health, Inc. ............................       3,789
      43    Clorox Co. (The)..................................       2,285
     107    Colgate-Palmolive Co. ............................       4,825
      58    Eastman Kodak Co. ................................       1,857
      52    Ecolab, Inc. .....................................       1,627
     202    Gillette Co. (The)................................       8,412
      36    Hasbro, Inc. .....................................         669
      83    Mattel, Inc. .....................................       1,510
      59    McKesson Corp. ...................................       1,514
     *55    Medco Health Solutions, Inc. .....................       1,693
     511    Procter & Gamble Co. (The)........................      27,675
     *90    Safeway, Inc. ....................................       1,735
      27    Supervalu, Inc. ..................................         754
     129    Sysco Corp. ......................................       3,849
     404    Tyco International Ltd. ..........................      12,387
    *169    Xerox Corp. ......................................       2,376
                                                                ----------
                                                                    84,240
                                                                ----------
            CONSUMER SERVICES -- 0.2%
      34    Cintas Corp. .....................................       1,446
      33    H&R Block, Inc. ..................................       1,638
      13    Ryder System, Inc. ...............................         607
                                                                ----------
                                                                     3,691
                                                                ----------
            DRUGS -- 7.0%
     314    Abbott Laboratories...............................      13,303
    *255    Amgen, Inc. ......................................      14,433
     *68    Biogen Idec, Inc. ................................       4,166
     391    Bristol-Myers Squibb Co. .........................       9,261
     *38    Chiron Corp. .....................................       1,670
     227    Eli Lilly & Co. ..................................      13,653
     *75    Forest Laboratories, Inc. ........................       3,351
     *46    Genzyme Corp. ....................................       2,497
     *87    Gilead Sciences, Inc. ............................       3,237
     *31    Hospira, Inc. ....................................         961
     *49    King Pharmaceuticals, Inc. .......................         581
     *50    MedImmune, Inc. ..................................       1,187
     446    Merck & Co., Inc. ................................      14,726

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            DRUGS -- (CONTINUED)
      54    Mylan Laboratories, Inc. .........................  $      974
   1,519    Pfizer, Inc. .....................................      46,473
     296    Schering-Plough Corp. ............................       5,645
      14    Sigma-Aldrich Corp. ..............................         808
     *22    Watson Pharmaceuticals, Inc. .....................         648
     268    Wyeth.............................................      10,033
                                                                ----------
                                                                   147,607
                                                                ----------
            EDUCATION -- 0.1%
     *39    Apollo Group, Inc. ...............................       2,847
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.8%
     *98    Agilent Technologies, Inc. .......................       2,108
      27    Allergan, Inc. ...................................       1,925
      41    Applera Corp. -- Applied Biosystems Group.........         765
      62    Danaher Corp. ....................................       3,181
     *23    Fisher Scientific International...................       1,347
     *39    Kia -- Tencor Corp. ..............................       1,637
     *10    Millipore Corp. ..................................         476
      26    PerkinElmer, Inc. ................................         444
      37    Rockwell Automation, Inc. ........................       1,437
      18    Tektronix, Inc. ..................................         612
     *39    Teradyne, Inc. ...................................         523
     *33    Thermo Electron Corp. ............................         887
     *24    Waters Corp. .....................................       1,050
                                                                ----------
                                                                    16,392
                                                                ----------
            ELECTRONICS -- 7.6%
     *71    Advanced Micro Devices, Inc. .....................         928
     *75    Altera Corp. .....................................       1,464
      40    American Power Conversion Corp. ..................         701
      76    Analog Devices, Inc. .............................       2,952
     *63    Applied Micro Circuits Corp. .....................         197
     *65    Broadcom Corp., Class A...........................       1,768
  *1,360    Cisco Systems, Inc. ..............................      24,616
      19    Cooper Industries Ltd. ...........................       1,121
      85    Emerson Electric Co. .............................       5,231
   2,124    General Electric Co. .............................      71,312
   1,290    Intel Corp. ......................................      25,882
    *290    JDS Uniphase Corp. ...............................         976
     *77    LSI Logic Corp. ..................................         334
      62    Linear Technology Corp. ..........................       2,243
      65    Maxim Integrated Products, Inc. ..................       2,762
      16    Maytag Corp. .....................................         292
    *123    Micron Technology, Inc. ..........................       1,480
      38    Molex, Inc. ......................................       1,138
     *34    NVIDIA Corp. .....................................         486
     *72    National Semiconductor Corp. .....................       1,115
     *29    Novellus Systems, Inc. ...........................         763
     *36    PMC-Sierra, Inc. .................................         314
     *17    Power-One, Inc. ..................................         110
     *19    QLogic Corp. .....................................         551
    *105    Sanmina-SCI Corp. ................................         739
     348    Texas Instruments, Inc. ..........................       7,410
      13    Whirlpool Corp. ..................................         802
      70    Xilinx, Inc. .....................................       1,885
                                                                ----------
                                                                   159,572
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ENERGY & SERVICES -- 7.2%
      18    Amerada Hess Corp. ...............................  $    1,628
      50    Anadarko Petroleum Corp. .........................       3,340
      66    Apache Corp. .....................................       3,284
      14    Ashland, Inc. ....................................         804
      33    BJ Services Co. ..................................       1,703
      67    Baker Hughes, Inc. ...............................       2,933
      79    Burlington Resources, Inc. .......................       3,238
     428    ChevronTexaco Corp. ..............................      22,982
     139    ConocoPhillips....................................      11,480
      49    Devon Energy Corp. ...............................       3,452
      24    EOG Resources, Inc. ..............................       1,561
   1,309    ExxonMobil Corp. .................................      63,242
      89    Halliburton Co. ..................................       2,993
      30    Kerr-McGee Corp. .................................       1,737
      70    Marathon Oil Corp. ...............................       2,873
     *30    Nabors Industries Ltd. ...........................       1,417
     *27    Noble Corp. ......................................       1,209
      79    Occidental Petroleum Corp. .......................       4,404
     *22    Rowan Cos., Inc. .................................         568
     119    Schlumberger Ltd. ................................       7,995
      15    Sunoco, Inc. .....................................       1,124
     *65    Transocean, Inc. .................................       2,309
      53    Unocal Corp. .....................................       2,291
      26    Valero Energy Corp. ..............................       2,061
                                                                ----------
                                                                   150,628
                                                                ----------
            FINANCIAL SERVICES -- 2.1%
      21    Bear Stearns Cos., Inc. (The).....................       1,989
     275    Charles Schwab Corp. (The)........................       2,526
     *75    E*Trade Financial Corp. ..........................         858
      22    Federated Investors, Inc., Class B................         620
      50    Franklin Resources, Inc. .........................       2,795
      98    Goldman Sachs Group, Inc. ........................       9,110
      48    Janus Capital Group, Inc. ........................         655
      55    Lehman Brothers Holdings, Inc. ...................       4,351
     189    Merrill Lynch & Co., Inc. ........................       9,397
     221    Morgan Stanley Dean Witter & Co. .................      10,890
      26    T Rowe Price Group, Inc. .........................       1,304
                                                                ----------
                                                                    44,495
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.6%
     413    Altria Group, Inc. ...............................      19,413
     161    Anheuser-Busch Cos., Inc. ........................       8,049
     131    Archer-Daniels-Midland Co. .......................       2,224
      83    Campbell Soup Co. ................................       2,169
     488    Coca-Cola Co. (The)...............................      19,546
      94    Coca-Cola Enterprises, Inc. ......................       1,784
     106    ConAgra Foods, Inc. ..............................       2,733
       8    Coors (Adolph) Co., Class B.......................         511
      76    General Mills, Inc. ..............................       3,435
      70    Heinz (H.J.) Co. .................................       2,531
     *22    Hercules, Inc. ...................................         320
      50    Hershey Foods Corp. ..............................       2,313
      83    Kellogg Co. ......................................       3,546
      28    McCormick & Co., Inc. ............................         948
      51    Pepsi Bottling Group, Inc. (The)..................       1,390
     341    PepsiCo., Inc. ...................................      16,578
      30    Reynolds American, Inc. ..........................       2,028
     160    Sara Lee Corp. ...................................       3,648

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
     *33    UST, Inc. ........................................  $    1,339
     *45    Wrigley (W.M.) Jr. Co. ...........................       2,859
                                                                ----------
                                                                    97,364
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.9%
      22    Bemis Co., Inc. ..................................         573
      18    Boise Cascade Corp. ..............................         589
      52    Georgia-Pacific Corp. ............................       1,867
      98    International Paper Co. ..........................       3,953
      99    Kimberly-Clark Corp. .............................       6,423
      22    Louisiana-Pacific Corp. ..........................         570
      41    MeadWestvaco Corp. ...............................       1,294
     *30    Pactiv Corp. .....................................         703
      11    Temple-Inland, Inc. ..............................         751
      48    Weyerhaeuser Co. .................................       3,202
                                                                ----------
                                                                    19,925
                                                                ----------
            HEALTH SERVICES -- 0.5%
     *94    Caremark Rx, Inc. ................................       3,005
     *16    Express Scripts, Inc. ............................       1,019
      97    HCA, Inc. ........................................       3,704
      49    Health Management Associates, Inc., Class A.......       1,000
      18    Manor Care, Inc. .................................         526
     *94    Tenet Healthcare Corp. ...........................       1,011
                                                                ----------
                                                                    10,265
                                                                ----------
            HOTELS & GAMING -- 0.3%
      77    Hilton Hotels Corp. ..............................       1,458
      46    Marriott International, Inc., Class A.............       2,391
      42    Starwood Hotels & Resorts Worldwide, Inc. ........       1,945
                                                                ----------
                                                                     5,794
                                                                ----------
            INSURANCE -- 5.7%
     106    AFLAC, Inc. ......................................       4,169
      59    Ace Ltd. .........................................       2,380
      31    Aetna, Inc. ......................................       3,091
     145    Allstate Corp. (The)..............................       6,959
      23    Ambac Financial Group, Inc. ......................       1,815
     545    American International Group, Inc. ...............      37,064
     *28    Anthem, Inc. .....................................       2,452
      64    Aon Corp. ........................................       1,826
      29    CIGNA Corp. ......................................       2,006
      40    Chubb Corp. (The).................................       2,809
      35    Cincinnati Financial Corp. .......................       1,450
     *32    Humana, Inc. .....................................         640
      29    Jefferson-Pilot Corp. ............................       1,420
      37    Lincoln National Corp. ...........................       1,737
      39    Loews Corp. ......................................       2,270
      30    MBIA, Inc. .......................................       1,743
      21    MGIC Investment Corp. ............................       1,375
     105    Marsh & McLennan Cos., Inc. ......................       4,792
     157    Metlife, Inc. ....................................       6,080
      66    Principal Financial Group (The)...................       2,363
      45    Progressive Corp. (The)...........................       3,849
     109    Prudential Financial, Inc. .......................       5,123
      26    Safeco Corp. .....................................       1,202
     140    St. Paul Travelers Cos., Inc. (The)...............       4,625
      23    Torchmark Corp. ..................................       1,225
     134    UnitedHealth Group, Inc. .........................       9,856
      62    UnumProvident Corp. ..............................         975

 HARTFORD INDEX HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
     *32    WellPoint Health Networks, Inc. ..................  $    3,324
      29    XL Capital Ltd., Class A..........................       2,146
                                                                ----------
                                                                   120,766
                                                                ----------
            MACHINERY -- 1.3%
     *43    American Standard Cos., Inc. .....................       1,673
    *342    Applied Materials, Inc. ..........................       5,633
      16    Black & Decker Corp. (The)........................       1,246
      69    Caterpillar, Inc. ................................       5,548
       9    Cummins, Inc. ....................................         660
      50    Deere & Co. ......................................       3,225
      41    Dover Corp. ......................................       1,589
      30    Eaton Corp. ......................................       1,932
      35    Ingersoll Rand Co. ...............................       2,368
      25    Pall Corp. .......................................         617
      24    Parker-Hannifin Corp. ............................       1,413
      16    Stanley Works (The)...............................         701
                                                                ----------
                                                                    26,605
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.3%
     119    Clear Channel Communications, Inc. ...............       3,700
    *449    Comcast Corp., Class A............................      12,693
      44    Donnelly (R.R.) & Sons Co. .......................       1,382
      16    Dow Jones & Co., Inc. ............................         670
      54    Gannett Co., Inc. ................................       4,482
      23    Harrah's Entertainment, Inc. .....................       1,193
      16    Knight-Ridder, Inc. ..............................       1,019
      38    McGraw-Hill Cos., Inc. (The)......................       3,047
      10    Meredith Corp. ...................................         517
      30    New York Times Co. (The), Class A.................       1,156
    *920    Time Warner, Inc. ................................      14,844
      64    Tribune Co. ......................................       2,632
     *65    Univision Communications, Inc. ...................       2,051
     349    Viacom, Inc., Class B.............................      11,711
     413    Walt Disney Co. (The).............................       9,318
                                                                ----------
                                                                    70,415
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.7%
      21    Bard (C.R.), Inc. ................................       1,197
      11    Bausch & Lomb, Inc. ..............................         710
     124    Baxter International, Inc. .......................       3,978
      50    Becton, Dickinson & Co. ..........................       2,606
      51    Biomet, Inc. .....................................       2,394
    *169    Boston Scientific Corp. ..........................       6,730
      63    Guidant Corp. ....................................       4,179
     597    Johnson & Johnson.................................      33,630
     243    Medtronic, Inc. ..................................      12,623
     *36    St. Jude Medical, Inc. ...........................       2,676
      81    Stryker Corp. ....................................       3,880
     *49    Zimmer Holdings, Inc. ............................       3,900
                                                                ----------
                                                                    78,503
                                                                ----------
            METALS, MINERALS & MINING -- 1.3%
     175    Alcoa, Inc. ......................................       5,876
      19    Allegheny Technologies, Inc. .....................         351
      23    Ball Corp. .......................................         846
      12    Crane Co. ........................................         344
      25    Engelhard Corp. ..................................         709
      29    Fortune Brands, Inc. .............................       2,144

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            METALS, MINERALS & MINING -- (CONTINUED)
     *36    Freeport-McMoRan Copper & Gold, Inc., Class B.....  $    1,443
      61    Illinois Tool Works, Inc. ........................       5,669
      89    Newmont Mining Corp. .............................       4,059
      16    Nucor Corp. ......................................       1,460
      19    Phelps Dodge Corp. ...............................       1,742
      12    Snap-On, Inc. ....................................         320
      23    United States Steel Corp. ........................         857
      21    Vulcan Materials Co. .............................       1,046
      18    Worthington Industries, Inc. .....................         376
                                                                ----------
                                                                    27,242
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.4%
      19    Apartment Investment & Management Co., Class A....         661
      81    Equity Office Properties Trust....................       2,207
      57    Equity Residential Properties Trust...............       1,752
      37    Plum Creek Timber Co., Inc. ......................       1,293
      37    Prologis..........................................       1,290
      42    Simon Property Group, Inc. .......................       2,247
                                                                ----------
                                                                     9,450
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 0.2%
      30    Moody's Corp. ....................................       2,177
      21    Quest Diagnostics, Inc. ..........................       1,809
                                                                ----------
                                                                     3,986
                                                                ----------
            RETAIL -- 7.7%
      74    Albertson's, Inc. ................................       1,771
      17    AutoZone, Inc. ...................................       1,289
     *54    Autonation, Inc. .................................         915
     *60    Bed Bath & Beyond, Inc. ..........................       2,242
      65    Best Buy Co., Inc. ...............................       3,544
     *23    Big Lots, Inc. ...................................         283
      80    CVS Corp. ........................................       3,386
      40    Circuit City Stores, Inc. ........................         613
      93    Costco Wholesale Corp. ...........................       3,854
      32    Darden Restaurants, Inc. .........................         739
      17    Dillard's, Inc., Class A..........................         333
      66    Dollar General Corp. .............................       1,331
    *133    eBay, Inc. .......................................      12,228
      34    Family Dollar Stores, Inc. .......................         916
      36    Federated Department Stores, Inc. ................       1,644
     182    Gap, Inc. (The)...................................       3,399
     442    Home Depot, Inc. (The)............................      17,311
     *69    Kohl's Corp. .....................................       3,314
    *149    Kroger Co. (The)..................................       2,308
      95    Limited Brands, Inc. .............................       2,120
     157    Lowe's Cos., Inc. ................................       8,521
      59    May Department Stores Co. (The)...................       1,503
     253    McDonald's Corp. .................................       7,084
      28    Nordstrom, Inc. ..................................       1,081
     *63    Office Depot, Inc. ...............................         947
      58    Penney (J.C.) Co., Inc. ..........................       2,045
      32    RadioShack Corp. .................................         920
      43    Sears, Roebuck and Co. ...........................       1,699
      29    Sherwin-Williams Co. (The)........................       1,259
     100    Staples, Inc. ....................................       2,985
     *80    Starbucks Corp. ..................................       3,632
      98    TJX Cos., Inc. (The)..............................       2,166

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     182    Target Corp. .....................................  $    8,221
      29    Tiffany & Co. ....................................         904
     *43    Toys "R" US, Inc. ................................         763
     853    Wal-Mart Stores, Inc. ............................      45,395
     206    Walgreen Co. .....................................       7,383
      23    Wendy's International, Inc. ......................         766
      29    Winn-Dixie Stores, Inc. ..........................          88
      58    Yum! Brands, Inc. ................................       2,377
                                                                ----------
                                                                   163,279
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.3%
      15    Cooper Tire & Rubber Co. .........................         303
    *+35    Goodyear Tire & Rubber Co. (The)..................         379
      53    NIKE, Inc., Class B...............................       4,178
      12    Reebok International Ltd. ........................         436
     *17    Sealed Air Corp. .................................         785
                                                                ----------
                                                                     6,081
                                                                ----------
            SOFTWARE & SERVICES -- 6.1%
      48    Adobe Systems, Inc. ..............................       2,384
     *26    Affiliated Computer Services, Inc., Class A.......       1,431
      23    Autodesk, Inc. ...................................       1,108
     118    Automatic Data Processing, Inc. ..................       4,856
     *45    BMC Software, Inc. ...............................         710
     *34    Citrix Systems, Inc. .............................         595
     118    Computer Associates International, Inc. ..........       3,096
     *38    Computer Sciences Corp. ..........................       1,786
     *78    Compuware Corp. ..................................         400
      10    Deluxe Corp. .....................................         412
     *61    Electronic Arts, Inc. ............................       2,810
     103    Electronic Data Systems Corp. ....................       1,997
     172    First Data Corp. .................................       7,502
    *+39    Fiserv, Inc. .....................................       1,368
      47    IMS Health, Inc. .................................       1,125
     *39    Intuit, Inc. .....................................       1,748
     *19    Mercury Interactive Corp. ........................         652
   2,187    Microsoft Corp. ..................................      60,468
     *19    NCR Corp. ........................................         937
     *78    Novell, Inc. .....................................         491
  *1,040    Oracle Corp. .....................................      11,732
     *54    Parametric Technology Corp. ......................         286
     *74    PeopleSoft, Inc. .................................       1,465
    *102    Siebel Systems, Inc. .............................         767
    *669    Sun Microsystems, Inc. ...........................       2,703
     *58    SunGard Data Systems, Inc. .......................       1,379
     *63    Symantec Corp. ...................................       3,479
     *67    Unisys Corp. .....................................         696
     *87    VERITAS Software Corp. ...........................       1,550
    *274    Yahoo!, Inc. .....................................       9,279
                                                                ----------
                                                                   129,212
                                                                ----------
            TRANSPORTATION -- 4.9%
     169    Boeing Co. (The)..................................       8,715
      19    Brunswick Corp. ..................................         879
      75    Burlington Northern Santa Fe Corp. ...............       2,870
      43    CSX Corp. ........................................       1,435
     127    Carnival Corp. ...................................       6,020
      30    Dana Corp. .......................................         531
     113    Delphi Corp. .....................................       1,049

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            TRANSPORTATION -- (CONTINUED)
    *+25    Delta Air Lines, Inc. ............................  $       83
      60    FedEx Corp. ......................................       5,180
     368    Ford Motor Co. ...................................       5,171
      40    General Dynamics Corp. ...........................       4,109
     114    General Motors Corp. .............................       4,826
      35    Genuine Parts Co. ................................       1,350
      24    Goodrich Corp. ...................................         748
      59    Harley-Davidson, Inc. ............................       3,531
     173    Honeywell International, Inc. ....................       6,199
      19    ITT Industries, Inc. .............................       1,487
      89    Lockheed Martin Corp. ............................       4,992
     *14    Navistar International Corp. .....................         521
      79    Norfolk Southern Corp. ...........................       2,354
      72    Northrop Grumman Corp. ...........................       3,848
      35    PACCAR, Inc. .....................................       2,412
      28    Sabre Holdings Corp. .............................         678
     159    Southwest Airlines Co. ...........................       2,165
      28    Textron, Inc. ....................................       1,792
      52    Union Pacific Corp. ..............................       3,053
     226    United Parcel Service, Inc. ......................      17,173
     103    United Technologies Corp. ........................       9,606
                                                                ----------
                                                                   102,777
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.0%
     138    Federal Home Loan Mortgage Corp. .................       9,014
     195    Federal National Mortgage Association.............      12,340
                                                                ----------
                                                                    21,354
                                                                ----------
            UTILITIES -- 3.3%
    *130    AES Corp. (The)...................................       1,299
     *26    Allegheny Energy, Inc. ...........................         409
     *64    Allied Waste Industries, Inc. ....................         567
      39    Ameren Corp. .....................................       1,802
      80    American Electric Power Co., Inc. ................       2,542
    *+32    CMS Energy Corp. .................................         309
    *+89    Calpine Corp. ....................................         259
      62    CenterPoint Energy, Inc. .........................         641
      36    Cinergy Corp. ....................................       1,438
      67    Citizens Communications Co. ......................         893
      49    Consolidated Edison, Inc. ........................       2,040
      35    Constellation Energy Group, Inc. .................       1,406
      35    DTE Energy Co. ...................................       1,476
      66    Dominion Resources, Inc. .........................       4,336
     189    Duke Energy Corp. ................................       4,317
     *76    Dynegy, Inc., Class A.............................         381
      66    Edison International..............................       1,737
     129    El Paso Corp. ....................................       1,184
      46    Entergy Corp. ....................................       2,764
     133    Exelon Corp. .....................................       4,871
      37    FPL Group, Inc. ..................................       2,547
      66    FirstEnergy Corp. ................................       2,724
      32    KeySpan Corp. ....................................       1,262
      25    Kinder Morgan, Inc. ..............................       1,558
      53    NiSource, Inc. ...................................       1,114
       9    Nicor, Inc. ......................................         325
     *81    PG&E Corp. .......................................       2,452
      38    PPL Corp. ........................................       1,794
       8    Peoples Energy Corp. .............................         317
      18    Pinnacle West Capital Corp. ......................         763
      50    Progress Energy, Inc. ............................       2,100

 HARTFORD INDEX HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
      48    Public Service Enterprise Group, Inc. ............  $    2,033
      47    Sempra Energy.....................................       1,688
     148    Southern Co. (The)................................       4,450
      40    TECO Energy, Inc. ................................         541
      60    TXU Corp. ........................................       2,862
     117    Waste Management, Inc. ...........................       3,188
     105    Williams Cos., Inc. (The).........................       1,272
      80    Xcel Energy, Inc. ................................       1,393
                                                                ----------
                                                                    69,054
                                                                ----------
            Total common stocks (cost $1,962,584).............  $2,093,823
                                                                ==========
SHORT-TERM SECURITIES -- 0.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.0%
     746    BNY Institutional Cash Reserves Fund..............  $      746
                                                                ----------
PRINCIPAL
 AMOUNT
 -------
            REPURCHASE AGREEMENT -- 0.7%
 $ 3,434    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $3,434
              (Collateralized by U.S. Treasury Bonds, 8.875%
              due 08/15/17)
              1.720% due 10/01/04.............................       3,434
   3,434    RBS Greenwich Capital Markets Joint Repurchase
              Agreement, dated 09/30/04; Proceeds at maturity
              $3,434 (Collateralized by U.S. Treasury Bonds,
              8.60% -- 8.75% due 02/15/20 -- 08/15/20) 1.730%
              due 10/01/04....................................       3,434
   2,757    State Street Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $2,757
              (Collateralized by U.S. Treasury Bonds,
              6.125% -- 9.00% due 08/15/17 -- 08/15/29 and
              U.S. Treasury Notes, 4.75% due 05/15/14)
              1.700% due 10/01/04.............................       2,757
   4,579    UBS Warburg Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $4,579
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 7.875% due 05/15/16 -- 11/15/28)
              1.730% due 10/01/04.............................       4,579
                                                                ----------
                                                                    14,204
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            U.S. TREASURY BILLS -- 0.1%
 $++2,500     1.61% due 12/16/04..............................  $    2,491
                                                                ----------
            Total short-term securities
              (cost $17,441)..................................  $   17,441
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,980,025) -- 100.2%...............   2,111,264
            OTHER ASSETS, LESS LIABILITIES -- (0.2%)..........      (3,370)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $2,107,894
                                                                ==========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

   ++ The Fund had 67 Standard & Poor's 500 December 2004 Futures contracts open as of September 30, 2004. These contracts had a value of $18,675 as of September 30, 2004 and were collateralized by various U.S. Treasury
       Bills, with a market value of $2,500.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
COMMON STOCKS -- 95.7%
            BRAZIL -- 0.8%
       77   Companhia Vale do Rio Doce ADR (Metals, Minerals &
              Mining).........................................  $   1,740
                                                                ---------
            CANADA -- 7.8%
       61   Canadian National Railway Co. (Transportation)....      2,973
       44   Petro-Canada (Energy & Services)..................      2,298
     *149   Research in Motion Ltd. (Communications)..........     11,354
       28   SNC-Lavalin Group, Inc. (Construction)............      1,054
                                                                ---------
                                                                   17,679
                                                                ---------
            FRANCE -- 11.8%
    +-257   Alcatel S.A. (Communications).....................      3,016
     +-41   Club Mediterranee S.A. (Consumer Services)........      1,948
     +-89   Essilor International S.A. (Retail)...............      5,749
     +-41   Peugeot S.A. (Transportation).....................      2,558
     +-14   Pinault-Printemps-Redoute S.A. (Retail)...........      1,262
      +27   Rodriguez Group (Construction)....................      1,320
     +-32   Total S.A. (Energy & Services)....................      6,454
     +-26   Unibail Holding Co. (Real Estate).................      3,149
     +-48   Vivendi Universal S.A. (Media & Entertainment)....      1,231
                                                                ---------
                                                                   26,687
                                                                ---------
            GERMANY -- 8.6%
     +-27   Adidas AG (Apparel & Textile).....................      3,773
      -43   Allianz AG (Insurance)............................      4,337
     -196   Bayerische Vereinsbank AG (Banks).................      3,776
      -56   Continental AG (Rubber & Plastics Products).......      3,054
      *27   DaimlerChrysler AG (Transportation)...............      1,135
      -33   Muenchener Rueckversicherungs-Gesellschaft AG
              (Insurance).....................................      3,210
                                                                ---------
                                                                   19,285
                                                                ---------
            GREECE -- 1.2%
     -112   EFG Eurobank Ergasias S.A. (Banks)................      2,634
                                                                ---------
            HONG KONG -- 4.7%
       66   CNOOC Ltd., ADR (Energy & Services)...............      3,487
     -770   Esprit Holdings Ltd. (Apparel & Textile)..........      3,907
     -418   Hutchison Whampoa Ltd. (Communications)...........      3,270
                                                                ---------
                                                                   10,664
                                                                ---------
            IRELAND -- 5.0%
    *+479   Elan Corp., PLC, ADR (Drugs)......................     11,209
                                                                ---------
            ITALY -- 2.5%
     -148   Autostrade S.p.A. (Construction)..................      3,168
     -228   Saipem S.p.A. (Energy & Services).................      2,566
                                                                ---------
                                                                    5,734
                                                                ---------
            JAPAN -- 9.1%
       -1   Japan Tobacco, Inc. (Food, Beverage & Tobacco)....      4,272
     +-66   Kao Corp. (Consumer Non-Durables).................      1,459
     -467   Minebea Co., Ltd. (Electronics)...................      1,908
     +-13   Nintendo Co., Ltd. (Consumer Non-Durables)........      1,528
       -9   Obic Co., Ltd. (Software & Services)..............      1,707

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
            JAPAN -- (CONTINUED)
    +-114   Pioneer Corp. (Electronics).......................  $   2,384
    +-117   Suzuki Motor Corp. (Transportation)...............      1,916
     -124   Trend Micro, Inc. (Software & Services)...........      5,313
                                                                ---------
                                                                   20,487
                                                                ---------
            LUXEMBOURG -- 1.2%
    *@178   SES Global (Communications).......................      1,736
      104   SES Global (Communications).......................      1,014
                                                                ---------
                                                                    2,750
                                                                ---------
            NETHERLANDS -- 4.0%
    +-171   European Aeronautic Defense and Space Co.
              (Aerospace & Defense)...........................      4,540
     -137   Koninklijke Numico N.V. (Food, Beverage &
              Tobacco)........................................      4,369
                                                                ---------
                                                                    8,909
                                                                ---------
            RUSSIA -- 4.1%
       34   Lukoil ADR (Metals, Minerals & Mining)............      4,284
       22   Mobile Telesystems ADR (Utilities)................      3,204
     **47   OAO Gazprom ADR (Energy & Services)...............      1,684
                                                                ---------
                                                                    9,172
                                                                ---------
            SOUTH KOREA -- 5.5%
      -80   Hyundai Motor Co., Ltd. (Transportation)..........      3,661
     -181   Kia Motors Corp. (Transportation).................      1,662
    +-122   LG Electronics, Inc. (Electronics)................      6,983
                                                                ---------
                                                                   12,306
                                                                ---------
            SWEDEN -- 3.2%
    *+230   Telefonaktiebolaget LM Ericsson ADR
              (Communications)................................      7,176
                                                                ---------
            SWITZERLAND -- 4.2%
      -34   Novartis AG (Drugs)...............................      1,587
      -38   Roche Holdings AG (Drugs).........................      3,936
     -145   Swatch Group AG (Retail)..........................      3,993
                                                                ---------
                                                                    9,516
                                                                ---------
            UNITED KINGDOM -- 20.0%
     -569   BP PLC (Energy & Services)........................      5,428
     -160   Billiton PLC (Metals, Minerals & Mining)..........      1,688
    *-889   British Airways PLC (Transportation)..............      3,340
     -476   Capita Group PLC (Business Services)..............      2,836
   -1,693   Carphone Warehouse Group PLC (Communications).....      4,571
     -613   EMI Group PLC (Media & Entertainment).............      2,453
     -315   Great Universal Stores PLC (Retail)...............      5,138
     -337   InterContinental Hotels Group PLC (Hotels &
              Gaming).........................................      3,834
      288   Kesa Electricals PLC (Retail).....................      1,477
     -392   Kingfisher PLC (Retail)...........................      2,188
     -776   Rolls-Royce Group PLC (Aerospace & Defense).......      3,562
     -244   Standard Chartered PLC (Financial Services).......      4,195
   -1,853   Vodafone Group PLC (Communications)...............      4,444
                                                                ---------
                                                                   45,154
                                                                ---------

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
COMMON STOCKS -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
United States of America -- 2.0%
     *+80   Infosys Technologies Ltd., ADR (Software &
              Services).......................................  $   4,511
                                                                ---------
            Total common stocks
              (cost $194,673).................................  $ 215,613
                                                                =========
SHORT-TERM SECURITIES -- 30.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 23.9%
   53,927   State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  53,927
                                                                ---------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 6.8%
$   1,178   ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $1,178
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
              due 10/01/04....................................      1,178
    3,533   ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $3,534
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07) 1.875% due 10/01/04.......      3,533
      619   BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $619
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
              due 10/01/04....................................        619
   10,012   UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $10,012
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
              due 10/01/04....................................     10,012
                                                                   15,342
                                                                ---------
            Total short-term securities (cost $69,269)........  $  69,269
                                                                =========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $263,942) -- 126.4%.................    284,882
            OTHER ASSETS, LESS LIABILITIES -- (26.4%).........    (59,608)
                                                                ---------
            NET ASSETS -- 100.0%..............................  $ 225,274
                                                                =========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $1,736 or 0.8% of net assets.

   ** Securities contain some restriction as to public resale. At September 30, 2004, the market value of these securities amounted to $1,684 or 0.7% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $153,957, which represents 68.3% of the total net assets.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

                                                       MARKET
                                                       VALUE
                                                      --------
DIVERSIFICATION BY INDUSTRY:
Aerospace & Defense..........................   3.6%  $  8,102
Apparel & Textile............................   3.4      7,680
Banks........................................   2.8      6,410
Business Services............................   1.3      2,836
Communications...............................  16.2     36,581
Construction.................................   2.5      5,542
Consumer Non-Durables........................   1.3      2,987
Consumer Services............................   0.9      1,948
Drugs........................................   7.4     16,732
Electronics..................................   5.0     11,275
Energy & Services............................   9.7     21,917
Financial Services...........................   1.9      4,195
Food, Beverage & Tobacco.....................   3.8      8,641
Hotels & Gaming..............................   1.7      3,834
Insurance....................................   3.4      7,547
Media & Entertainment........................   1.6      3,684
Metals, Minerals & Mining....................   3.4      7,712
Real Estate..................................   1.4      3,149
Retail.......................................   8.8     19,807
Rubber & Plastics Products...................   1.4      3,054
Software & Services..........................   5.1     11,531
Transportation...............................   7.7     17,245
Utilities....................................   1.4      3,204
                                               ----   --------
    Total common stocks......................  95.7%  $215,613
                                               ====   ========

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                      UNREALIZED
                                                  CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                  ------------         --------         --------         --------------
British Pound (Buy)             $1,683             $1,673          10/04/04              $ 10
British Pound (Buy)              1,013              1,014          10/05/04                (1)

--------------------------------------------------------------------------------

                                                                                      UNREALIZED
                                                  CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                  ------------         --------         --------         --------------
British Pound (Buy)             $  585             $  586          10/01/04              $ (1)
Canadian Dollars (Buy)             125                125          10/05/04                --
EURO (Buy)                       1,754              1,750          10/05/04                 4
EURO (Buy)                         689                688          10/04/04                 1
EURO (Buy)                         107                106          10/01/04                 1
EURO (Buy)                          69                 68          10/01/04                 1
EURO (Buy)                          65                 65          10/04/04                --
Japanese Yen (Sell)              1,725              1,714          10/04/04               (11)
Swiss Franc (Sell)                 273                273          10/05/04                --
                                                                                         ----
                                                                                         $  4
                                                                                         ====

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE
----------                                                       ----------
COMMON STOCKS -- 95.9%
             AUSTRALIA -- 1.0%
    -2,889   WMC Resources Ltd. (Metals, Minerals & Mining)....  $   11,231
                                                                 ----------
             BELGIUM -- 2.4%
     *@339   Belgacom S.A. (Media & Entertainment).............      12,154
      *113   Belgacom S.A. (Media & Entertainment).............       4,054
     *-420   Fortis (Financial Services).......................      10,024
                                                                 ----------
                                                                     26,232
                                                                 ----------
             CANADA -- 4.3%
       231   Canadian National Railway Co. (Transportation)....      11,201
       326   EnCana Corp. (Energy & Services)..................      15,014
      *111   Research in Motion Ltd. (Communications)..........       8,436
       490   Talisman Energy, Inc. (Energy & Services).........      12,706
                                                                 ----------
                                                                     47,357
                                                                 ----------
             CHINA -- 1.0%
   -28,140   China Petroleum & Chemical Corp., H Shares (Energy
               & Services).....................................      11,478
                                                                 ----------
             DENMARK -- 0.7%
     +-176   Carlsberg (Food, Beverage & Tobacco)..............       8,228
                                                                 ----------
             EGYPT -- 0.7%
      *499   Orascom Telecom Holding S.A.E., GDR
               (Communications)................................       7,328
                                                                 ----------
             FRANCE -- 15.4%
      -405   AXA (Financial Services)..........................       8,211
  +-13,677   Alstom (Construction).............................       8,160
      -412   Credit Agricole S.A. (Banks)......................      11,268
      -197   Essilor International S.A. (Retail)...............      12,675
     *-526   France Telecom S.A. (Communications)..............      13,162
    *@-133   France Telecom S.A. (Communications)..............       3,314
     +-110   Groupe Danone (Food, Beverage & Tobacco)..........       8,692
      -186   Lafarge S.A. (Construction).......................      16,237
      -220   Peugeot S.A. (Transportation).....................      13,602
      -115   Pinault-Printemps-Redoute S.A. (Retail)...........      10,577
      -371   Societe Television Francaise 1 (Media &
               Entertainment)..................................      10,571
      -171   Total S.A. (Energy & Services)....................      34,964
      -264   Vivendi Environnement (Transportation)............       7,605
      -393   Vivendi Universal S.A. (Media & Entertainment)....      10,094
                                                                 ----------
                                                                    169,132
                                                                 ----------
             GERMANY -- 6.2%
      -231   BMW AG (Banks)....................................       9,485
      -452   Bayerische Vereinsbank AG (Transportation)........       8,693
      -218   DaimlerChrysler AG (Transportation)...............       9,030
      -628   Deutsche Lufthansa (Transportation)...............       7,329
      -258   E.ON AG (Utilities)...............................      19,063
      -151   Muenchener Rueckversicherungs-Gesellschaft AG
               (Insurance).....................................      14,544
                                                                 ----------
                                                                     68,144
                                                                 ----------

                                                                   MARKET
  SHARES                                                           VALUE
----------                                                       ----------
             HONG KONG -- 1.7%
    -1,767   Esprit Holdings Ltd. (Apparel & Textile)..........  $    8,969
      -982   Sun Hung Kai Properties (Real Estate).............       9,255
                                                                 ----------
                                                                     18,224
                                                                 ----------
             INDIA -- 0.9%
      -276   Infosys Technologies Ltd. (Software & Services)...      10,157
                                                                 ----------
             INDONESIA -- 0.6%
      +373   PT Telekomunikasi Indonesia ADR
               (Communications)................................       6,597
                                                                 ----------
             IRELAND -- 1.6%
     *+443   Elan Corp., PLC, ADR (Drugs)......................      10,362
      *513   Ryanair Holdings PLC (Transportation).............       2,546
     *+165   Ryanair Holdings PLC, ADR (Transportation)........       4,809
                                                                 ----------
                                                                     17,717
                                                                 ----------
             ITALY -- 2.7%
    -2,256   Capitalia S.p.A. (Banks)..........................       8,312
      -948   Ente Nazional Idrocarburi S.p.A. (Energy &
               Services).......................................      21,284
       -17   Telecom Italia S.p.A. (Communications)............          38
                                                                 ----------
                                                                     29,634
                                                                 ----------
             JAPAN -- 14.2%
      -932   Bank of Yokohama Ltd. (The) (Banks)...............       5,008
      -316   Canon, Inc. (Computers & Office Equipment)........      14,859
      -716   Central Glass Co., Ltd. (Consumer Durables).......       5,254
      -430   Eisai Co., Ltd. (Medical Instruments &
               Supplies).......................................      11,715
      *@60   Electric Power Development Co. (Energy &
               Services).......................................       1,460
      -241   Fuji Photo Film Co., Ltd. (Consumer Non-
               Durables).......................................       7,895
        -2   Japan Tobacco, Inc. (Food, Beverage & Tobacco)....      20,317
      -308   Leopalace 21 Corp. (Real Estate)..................       5,696
        -6   NTT DoCoMo, Inc. (Communications).................      10,248
       -76   Nintendo Co., Ltd. (Consumer Non-Durables)........       9,255
      -401   Olympus Corp. (Medical Instruments & Supplies)....       7,739
      -405   Sankyo Co., Ltd. (Medical Instruments &
               Supplies).......................................       8,580
      -246   Shin-Etsu Chemical Co., Ltd. (Chemicals)..........       8,829
    -1,668   Sumitomo Forestry Co., Ltd. (Construction)........      11,575
    -1,955   Sumitomo Trust & Banking Co., Ltd. (The)
               (Banks).........................................      11,544
      -120   Takefuji Corp. (Financial Services)...............       7,668
      -306   World Co., Ltd. (Apparel & Textile)...............       8,301
                                                                 ----------
                                                                    155,943
                                                                 ----------
             MALAYSIA -- 0.8%
    -3,329   Resorts World Berhad (Hotels & Gaming)............       8,762
                                                                 ----------

--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE
----------                                                       ----------
COMMON STOCKS -- (CONTINUED)
             NETHERLANDS -- 6.3%
     *-823   ABN Amro Holdings N.V. (Financial Services).......  $   18,746
      *152   ASML Holding N.V., NY Shares (Electronics)........       1,961
     *-648   ASML Lithography Holding N.V. (Machinery).........       8,350
      -376   European Aeronautic Defense and Space Co.
               (Aerospace & Defense)...........................      10,001
      -684   ING Group N.V. (Insurance)........................      17,302
    -1,934   Koninklijke Ahold N.V. (Retail)...................      12,348
                                                                 ----------
                                                                     68,708
                                                                 ----------
             PHILIPPINES -- 0.6%
     *-270   Philippine Long Distance Telephone Co.
               (Communications)................................       6,712
                                                                 ----------
             RUSSIA -- 1.2%
        55   Lukoil ADR (Metals, Minerals & Mining)............       6,836
        45   Mobile Telesystems ADR (Utilities)................       6,510
                                                                 ----------
                                                                     13,346
                                                                 ----------
             SOUTH KOREA -- 3.2%
      -999   Kia Motors Corp. (Transportation).................       9,188
      -160   LG Electronics, Inc. (Electronics)................       9,206
      -218   SK Corp. (Energy & Services)......................      10,025
      +349   SK Telecom Co., Ltd., ADR (Communications)........       6,796
                                                                 ----------
                                                                     35,215
                                                                 ----------
             SPAIN -- 1.1%
      -593   Iberdrola S.A. (Utilities)........................      12,323
                                                                 ----------
             SWEDEN -- 2.0%
    -1,312   Nordea Bank AB (Banks)............................      10,750
    -3,524   Telefonaktiebolaget LM Ericcson AB, ADR, B Shares
               (Communications)................................      10,996
                                                                 ----------
                                                                     21,746
                                                                 ----------
             SWITZERLAND -- 5.5%
      +-31   Converium Holding AG (Consumer Services)..........         430
       +31   Converium Holding AG, ADR (Financial Services)....         213
      -642   Novartis AG (Drugs)...............................      29,951
      -378   Swatch Group AG (Retail)..........................      10,436
      -280   UBS AG (Banks)....................................      19,721
                                                                 ----------
                                                                     60,751
                                                                 ----------
             TAIWAN -- 2.6%
    -4,568   Quanta Computer, Inc. (Computers & Office
               Equipment)......................................       7,868
   -16,239   Taiwan Semiconductor Manufacturing Co., Ltd.
               (Electronics)...................................      20,617
                                                                 ----------
                                                                     28,485
                                                                 ----------
             THAILAND -- 0.3%
   *-3,055   Kasikornbank PLC (Banks)..........................       3,431
                                                                 ----------
             UNITED KINGDOM -- 16.6%
      -365   AstraZeneca PLC (Banks)...........................      14,909
      -987   Aviva PLC (Financial Services)....................       9,799

                                                                   MARKET
  SHARES                                                           VALUE
----------                                                       ----------
             UNITED KINGDOM -- (CONTINUED)
      -645   GlaxoSmithKline PLC (Drugs).......................  $   13,915
      -911   Imperial Tobacco Group PLC (Food, Beverage &
               Tobacco)........................................      19,860
     1,624   Kesa Electricals PLC (Retail).....................       8,316
    -1,470   Kingfisher PLC (Retail)...........................       8,205
      -549   Reckitt Benckiser PLC (Consumer Non-Durables).....      13,469
      -533   Rio Tinto PLC (Metals, Minerals & Mining).........      14,312
    -3,081   Rolls-Royce Group PLC (Aerospace & Defense).......      14,142
      -940   Royal Bank of Scotland Group PLC (Banks)..........      27,156
   -10,836   Vodafone Group PLC (Communications)...............      25,987
    -1,316   WWP Group PLC (Business Services).................      12,267
                                                                 ----------
                                                                    182,337
                                                                 ----------
             UNITED STATES OF AMERICA -- 2.3%
      *292   Accenture Ltd. (Business Services)................       7,890
       128   Schlumberger Ltd. (Energy & Services).............       8,629
       271   Tyco International Ltd. (Consumer Non-
               Durables).......................................       8,318
                                                                 ----------
                                                                     24,837
                                                                 ----------
             Total common stocks (cost $990,228)...............  $1,054,055
                                                                 ==========
SHORT-TERM SECURITIES -- 7.2%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 2.9%
    32,335   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $   32,335
                                                                 ----------

PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 4.3%
$    3,573   ABN Amro Joint Repurchase Agreement, dated
               09/30/04; Proceeds at maturity $3,573
               (Collateralized by U.S. Treasury Bonds,
               6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
               due 10/01/04....................................       3,573
    10,719   ABN Amro Joint TriParty Repurchase Agreement,
               dated 09/30/04; Proceeds at maturity $10,719
               (Collateralized by U.S. Treasury Bills, 1.853%
               due 02/15/05 and Federal National Mortgage
               Association, 1.756% -- 6.625% due
               11/03/04 -- 10/15/07) 1.875% due 10/01/04.......      10,719
     1,878   BPN Paribas Joint Repurchase Agreement, dated
               09/30/04; Proceeds at maturity $1,878
               (Collateralized by U.S. Treasury Bonds,
               5.25% -- 10.75% due 08/15/05 -- 11/15/28)
               1.720% due 10/01/04.............................       1,878

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT
----------
SHORT-TERM SECURITIES -- (CONTINUED)
             REPURCHASE AGREEMENT -- (CONTINUED)
$   30,369   UBS Warburg Joint TriParty Repurchase Agreement,
               dated 09/30/04; Proceeds at maturity $30,371
               (Collateralized by Federal Home Loan Mortgage
               Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
               and Federal National Mortgage Association,
               4.50% -- 7.50% due 11/01/05 -- 09/01/34)
               1.890% due 10/01/04.............................  $   30,369
                                                                 ----------
                                                                     46,539
                                                                 ----------
             Total short-term securities (cost $78,874)........  $   78,874
                                                                 ==========
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $1,069,102) -- 103.1%...............   1,132,929
             OTHER ASSETS, LESS
               LIABILITIES -- (3.1%)...........................     (34,272)
                                                                 ----------
             NET ASSETS -- 100.0%..............................  $1,098,657
                                                                 ==========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $16,928 or 1.5% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $901,919, which represents 82.1% of the total net assets.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

                                                       MARKET
                                                       VALUE
                                                     ----------
DIVERSIFICATION BY INDUSTRY:
Aerospace & Defense.........................   2.2%  $   24,143
Apparel & Textile...........................   1.6       17,270
Banks.......................................   9.6      105,883
Business Services...........................   1.8       20,157
Chemicals...................................   0.8        8,829
Communications..............................   9.1       99,614
Computers & Office Equipment................   2.1       22,727
Construction................................   3.3       35,972
Consumer Durables...........................   0.5        5,254
Consumer Non-Durables.......................   3.5       38,937
Consumer Services...........................   0.0          430
Drugs.......................................   6.3       69,137
Electronics.................................   2.9       31,784
Energy & Services...........................  10.5      115,560
Financial Services..........................   5.0       54,661
Food, Beverage & Tobacco....................   5.2       57,097
Hotels & Gaming.............................   0.8        8,762
Insurance...................................   2.9       31,846
Machinery...................................   0.8        8,350
Media & Entertainment.......................   3.4       36,873
Medical Instruments & Supplies..............   2.6       28,034
Metals, Minerals & Mining...................   2.9       32,379
Real Estate.................................   1.4       14,951
Retail......................................   5.7       62,557
Software & Services.........................   0.9       10,157
Transportation..............................   6.8       74,795
Utilities...................................   3.3       37,896
                                              ----   ----------
    Total common stocks.....................  95.9%  $1,054,055
                                              ====   ==========

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                      UNREALIZED
                                                  CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                  ------------         --------         --------         --------------
Australian Dollar (Buy)        $ 3,957            $ 3,915          10/05/2004           $  42
Australian Dollar (Buy)         10,139             10,080          10/06/2004              59
British Pound (Buy)              2,614              2,617          10/05/2004              (3)
British Pound (Sell)             9,199              9,091          12/22/2004            (108)
British Pound (Sell)             2,319              2,322          10/01/2004               3
EURO (Sell)                      4,021              3,989          10/01/2004             (32)
EURO (Sell)                      2,264              2,259          10/05/2004              (5)
Japanese Yen (Buy)               3,911              3,870          10/01/2004              41
Japanese Yen (Buy)               2,461              2,447          10/04/2004              14
Japanese Yen (Buy)               1,460              1,447          10/06/2004              13
Japanese Yen (Sell)              2,732              2,725          10/05/2004              (7)
Swiss Franc (Sell)               9,434              9,311          12/22/2004            (123)
Swiss Franc (Sell)                 365                362          10/04/2004              (3)
Swiss Franc (Sell)                 246                244          10/01/2004              (2)
Swiss Franc (Sell)               5,243              5,241          10/05/2004              (2)
                                                                                        -----
                                                                                        $(113)
                                                                                        =====

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 98.7%
            AUSTRALIA -- 1.0%
    +-182   AWB Ltd. (Agriculture & Fishing)..................  $    598
     -192   John Fairfax Holdings Ltd. (Communications).......       517
                                                                --------
                                                                   1,115
                                                                --------
            CHINA -- 1.9%
  +-3,282   Beijing Capital International Airport Co., Ltd.
              (Transportation)................................     1,158
   -3,312   China Oilfield Services Ltd. (Energy &
              Services).......................................       976
                                                                --------
                                                                   2,134
                                                                --------
            CZECH REPUBLIC -- 0.3%
      *13   Zentiva NV (Drugs)................................       295
                                                                --------
            DENMARK -- 1.9%
      -24   Carlsberg (Food, Beverage & Tobacco)..............     1,119
      -82   FLS Industries AS (Construction)..................     1,017
                                                                --------
                                                                   2,136
                                                                --------
            FINLAND -- 1.1%
      -41   TietoEnator Oyj (Software & Services).............     1,182
                                                                --------
            FRANCE -- 13.3%
  +-4,138   Alstom (Construction).............................     2,467
    *+-26   Atos Origin (Software & Services).................     1,417
      +16   Bacou-Dalloz (Apparel & Textile)..................     1,162
     -116   Havas S.A. (Business Services)....................       614
    *+116   Havas S.A. Rights (Business Services).............        49
     +-57   M6 Metropole Television (Electronics).............     1,518
      +16   Marionnaud Parfumeries (Retail)...................       421
    +-109   NRJ Group (Media & Entertainment).................     2,173
     +-23   Nexans S.A. (Electrical Equipment)................       793
     +-57   Remy Cointreau S.A. (Food, Beverage & Tobacco)....     1,945
     *+43   Societe Nationale (Aerospace & Defense)...........       870
     +-53   Sodexho Alliance S.A. (Food, Beverage &
              Tobacco)........................................     1,410
                                                                --------
                                                                  14,839
                                                                --------
            GERMANY -- 4.7%
     *@29   Deutsche Postbank AG (Banks)......................     1,131
      -50   Elmos Semiconductor AG (Electronics)..............       841
     +-52   Epcos AG (Electronics)............................       798
       -9   Funkwerk AG (Communications)......................       320
     +-47   Hochtief AG (Construction)........................     1,170
     +-26   Schwarz Pharma AG (Drugs).........................       965
                                                                --------
                                                                   5,225
                                                                --------
            GREECE -- 2.7%
     -236   Aktor S.A. Technical Co. (Machinery)..............       952
      -70   Piraeus Bank S.A. (Financial Services)............       816
       46   Titan Cement Co. (Metals, Minerals & Mining)......     1,187
                                                                --------
                                                                   2,955
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            HONG KONG -- 0.7%
+-@@3,088   Far East Pharmaceutical Technology Co., Ltd.
              (Drugs).........................................        --
    2,107   i-Cable Communications Ltd. (Communications)......  $    723
                                                                --------
                                                                     723
                                                                --------
            ITALY -- 6.8%
     -103   Banca Popolare di Milano SCRL (Banks).............       649
     -117   Brembo S.p.A. (Machinery).........................       780
    +-116   Caltagirone Editore S.p.A. (Media &
              Entertainment)..................................       950
     -198   Hera S.p.A. (Utilities)...........................       506
      -43   Permasteelisa S.p.A. (Construction)...............       736
      -45   Recordati S.p.A. (Drugs)..........................       887
   *+-546   Sorin S.p.A. (Medical Instruments & Supplies).....     1,549
      -38   Tod's S.p.A. (Retail).............................     1,460
                                                                --------
                                                                   7,517
                                                                --------
            JAPAN -- 23.4%
     -318   77 Bank Ltd. (The) (Banks)........................     1,787
       14   Aichi Bank Ltd. (The) (Banks).....................     1,035
      -33   Asatsu-DK, Inc. (Business Services)...............       913
      -36   Bank of Nagoya (Banks)............................       166
     +-29   Disco Corp. (Machinery)...........................     1,163
    +-124   Ebara Corp. (Machinery)...........................       534
      -22   Fujimi, Inc. (Chemicals)..........................       506
      -36   Futaba Corp. (Electronics)........................       852
     +-42   Hokuto Corp. (Agriculture & Fishing)..............       675
    +-104   Hosiden Corp. (Electrical Equipment)..............     1,125
      -51   Ines Corp. (Software & Services)..................       455
     -213   Joyo Bank Ltd. (The) (Financial Services).........       858
       61   Kobayashi Pharmaceutical Co., Ltd. (Drugs)........     1,503
      -14   Kose Corp. (Consumer Non-Durables)................       544
       14   Milbon Co., Ltd. (Chemicals)......................       364
    +-119   Mochida Pharmaceutical Co., Ltd. (Medical
              Instruments & Supplies).........................       709
      -95   Mori Seiki Co., Ltd. (Machinery)..................       677
     +-58   NEC Soft Ltd. (Software & Services)...............     1,324
    +-137   Nikon Corp. (Consumer Non-Durables)...............     1,290
      -90   Nippon Shinyaku Co., Ltd. (Drugs).................       563
       -4   Obic Co., Ltd. (Software & Services)..............       826
      -63   PanaHome Corp. (Construction).....................       311
     -190   Shiga Bank Ltd. (The) (Financial Services)........       948
    +-229   Showa Denko K.K. (Chemicals)......................       547
      107   Suruga Bank Ltd. (The) (Banks)....................       761
     +-50   THK Co., Ltd. (Machinery).........................       846
      -30   Taiyo Ink Manufacturing Co., Ltd. (Chemicals).....     1,064
     -128   Tanabe Seiyaku Co., Ltd. (Drugs)..................     1,143
     +-59   Tokyo Ohka Kogyo Co., Ltd. (Chemicals)............     1,051
     +-81   Toppan Forms Co., Ltd. (Business Services)........       989
       24   Towa Pharmaceutical Co., Ltd. (Drugs).............       461
                                                                --------
                                                                  25,990
                                                                --------
            MEXICO -- 0.8%
      308   Kimberly-Clark de Mexico S.A. de C.V., Class A
              (Forest & Paper Products).......................       901
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            NETHERLANDS -- 5.5%
       44   AM N.V. (Construction)............................  $    357
   *+-401   Equant N.V. (Software & Services).................     1,587
    *+562   Laurus N.V. (Food, Beverage & Tobacco)............       440
     *-38   Unit 4 Agresso N.V. (Computers & Office
              Equipment)......................................       531
     +-60   VNU N.V. (Media & Entertainment)..................     1,555
     -100   Wolters Kluwer N.V. (Forest & Paper Products).....     1,686
                                                                --------
                                                                   6,156
                                                                --------
            NEW ZEALAND -- 1.9%
    *-325   Air New Zealand Ltd. (Transportation).............       372
     -572   Carter Holt Harvey Ltd. (Forest & Paper
              Products).......................................       874
     -316   Warehouse Group Ltd. (Consumer Services)..........       908
                                                                --------
                                                                   2,154
                                                                --------
            SINGAPORE -- 1.8%
   -1,083   MobileOne Ltd. (Communications)...................     1,010
    +-775   SembCorp Logistics Ltd. (Transportation)..........     1,044
                                                                --------
                                                                   2,054
                                                                --------
            SOUTH KOREA -- 2.9%
     -105   Daegu Bank (Financial Services)...................       598
    *-303   Daewoo Securities Co., Ltd. (Electronics).........       909
    *-138   Korea Exchange Bank (Financial Services)..........       802
      -34   LG Household & Heath Care Ltd. (Consumer
              Non-Durables)...................................       916
                                                                --------
                                                                   3,225
                                                                --------
            SPAIN -- 0.9%
     +-64   Prosegur, Compania de Seguridad S.A.
              (Transportation)................................     1,052
                                                                --------
            SWEDEN -- 2.5%
    +-160   Eniro AB (Media & Entertainment)..................     1,390
     *+35   Modern Times Group MTG AB (Media &
              Entertainment)..................................       654
     -172   Teleca AB (Software & Services)...................       732
                                                                --------
                                                                   2,776
                                                                --------
            SWITZERLAND -- 3.7%
      -12   Bachem Holding AG (Drugs).........................       626
      -37   Baloise Holding Ltd. (Insurance)..................     1,439
       -4   Julius Baer Holding Ltd. (Banks)..................     1,094
     *-17   Micronas Semiconductor Holdings AG (Electrical
              Equipment)......................................       728
        8   Tecan Group AG (Medical Instruments & Supplies)...       177
                                                                --------
                                                                   4,064
                                                                --------
            UNITED KINGDOM -- 20.9%
      486   Aggeko PLC (Energy & Services)....................     1,254
     -209   Amvescap PLC (Financial Services).................     1,132
     *-78   Cambridge Antibody Technology Group PLC (Health
              Services).......................................       881

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
       89   Capital Radio PLC (Communications)................  $    659
     -234   De La Rue PLC (Business Services).................     1,318
    *-510   Easy Jet PLC (Transportation).....................     1,169
       97   Expro International Group PLC (Energy &
              Services).......................................       606
     -268   Firstgroup PLC (Transportation)...................     1,420
     -123   GWR Group PLC (Communications)....................       539
     *669   Group 4 Securicor PLC (Business Services).........     1,405
     -308   Hiscox PLC (Insurance)............................       925
      172   Jardine Lloyd Thompson Group PLC (Insurance)......     1,343
      -82   London Stock Exchange (Financial Services)........       512
     -499   Misys PLC (Software & Services)...................     1,770
      485   Novar PLC (Consumer Services).....................     1,019
     -710   PHS Group PLC (Business Services).................       974
      576   Rentokil Initial PLC (Business Services)..........     1,568
     -128   Smiths Group PLC (Aerospace & Defense)............     1,717
     *-71   Surfcontorl PLC (Software & Services).............       734
     -247   Tullow Oil PLC (Energy & Services)................       644
       -9   United Internet AG (Communications)...............       199
     -174   VT Group PLC (Aerospace & Defense)................       817
     -156   Yule Catto & Co., PLC (Chemicals).................       727
                                                                --------
                                                                  23,332
                                                                --------
            Total common stocks (cost $112,668)...............  $109,825
                                                                ========
SHORT-TERM SECURITIES -- 21.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 19.6%
   21,839   State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 21,839
                                                                --------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 1.8%
$     155   ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $155
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27)
              1.770% due 10/01/04.............................       155
      465   ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $465
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due 11/03/04 --
              10/15/07)
              1.875% due 10/01/04.............................       465
       81   BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $81
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28)
              1.720% due 10/01/04.............................        81

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
SHORT-TERM SECURITIES -- (CONTINUED)
$   1,316   UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $1,316
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
              due 10/01/04....................................  $  1,316
                                                                --------
                                                                   2,017
                                                                --------
            Total short-term securities (cost $23,856)........  $ 23,856
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $136,524) -- 120.1%.............................   133,681
            OTHER ASSETS, LESS LIABILITIES -- (20.1%).........   (22,455)
                                                                --------
            NET ASSETS -- 100.0%..............................  $111,226
                                                                ========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $1,131 or 1.0% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $89,480, which represents 80.4% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

                                                       MARKET
                                                       VALUE
                                                      --------
DIVERSIFICATION BY INDUSTRY:
Aerospace & Defense..........................   3.1%  $  3,404
Agriculture & Fishing........................   1.1      1,273
Apparel & Textile............................   1.0      1,162
Banks........................................   6.0      6,623
Business Services............................   7.0      7,830
Chemicals....................................   3.8      4,259
Communications...............................   3.6      3,967
Computers & Office Equipment.................   0.5        531
Construction.................................   5.4      6,058
Consumer Non-Durables........................   2.5      2,750
Consumer Services............................   1.7      1,927
Drugs........................................   5.8      6,443
Electrical Equipment.........................   2.4      2,646
Electronics..................................   4.4      4,918
Energy & Services............................   3.1      3,480
Financial Services...........................   5.1      5,666
Food, Beverage & Tobacco.....................   4.4      4,914
Forest & Paper Products......................   3.1      3,461
Health Services..............................   0.8        881
Insurance....................................   3.3      3,707
Machinery....................................   4.5      4,952
Media & Entertainment........................   6.0      6,722
Medical Instruments & Supplies...............   2.2      2,435
Metals, Minerals & Mining....................   1.1      1,187
Retail.......................................   1.7      1,881
Software & Services..........................   9.0     10,027
Transportation...............................   5.6      6,215
Utilities....................................   0.5        506
                                               ----   --------
    Total common stocks......................  98.7%  $109,825
                                               ====   ========

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Australian Dollar (Buy)         $1,810             $1,707          12/31/2004             $ 103
Australian Dollar (Buy)          1,426              1,330          03/31/2004                96
Australian Dollar (Buy)          1,244              1,161          12/31/2004                83
Australian Dollar (Sell)         1,805              1,774          12/31/2004               (31)
Australian Dollar (Sell)         1,426              1,466          03/31/2005                40
Australian Dollar (Sell)         1,250              1,229          12/31/2004               (21)
British Pound (Buy)                162                162          10/01/2004                --
British Pound (Sell)             6,299              6,474          06/30/2005               175
British Pound (Sell)             3,804              3,581          12/31/2004              (223)
British Pound (Sell)             1,933              1,847          12/31/2004               (86)
British Pound (Sell)             1,728              1,704          12/31/2004               (24)
British Pound (Sell)             1,389              1,394          03/31/2005                 5
Czech Koruna (Sell)                192                190          10/04/2004                (2)
Czech Koruna (Sell)                 26                 26          10/01/2004                --
EURO (Buy)                         348                345          10/01/2004                 3
EURO (Buy)                          11                 11          10/04/2004                --
EURO (Buy)                           9                  9          10/05/2004                --
EURO (Sell)                      3,158              3,120          12/31/2004               (38)
EURO (Sell)                      2,879              2,910          12/31/2004                31
EURO (Sell)                      2,437              2,437          12/31/2004                --
EURO (Sell)                      2,221              2,206          12/31/2004               (15)
EURO (Sell)                      1,985              1,979          12/31/2004                (6)
EURO (Sell)                      1,861              1,840          12/31/2004               (21)
Japanese Yen (Buy)                 415                413          10/04/2004                 2
Japanese Yen (Buy)                 401                400          10/05/2004                 1
Japanese Yen (Buy)                 362                359          10/01/2004                 3
Japanese Yen (Buy)                  83                 82          10/01/2004                 1
Mexican Peso (Sell)                 56                 57          10/04/2004                 1
Mexican Peso (Sell)                 43                 43          10/01/2004                --
Swiss Franc (Sell)                  26                 26          10/04/2004                --
Swiss Franc (Sell)                   9                  9          10/01/2004                --
Swiss Franc (Sell)                  33                 33          10/04/2004                --
                                                                                          -----
                                                                                          $  77
                                                                                          =====

 HARTFORD MIDCAP HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 97.8%
            APPAREL & TEXTILE -- 1.4%
     199    Liz Claiborne, Inc. ..............................  $    7,499
   *+287    Mohawk Industries, Inc. ..........................      22,761
                                                                ----------
                                                                    30,260
                                                                ----------
            BANKS -- 9.9%
     416    Bank of Hawaii Corp. .............................      19,647
     383    City National Corp. ..............................      24,850
   1,403    Countrywide Financial Corp. ......................      55,248
     208    Golden West Financial Corp. ......................      23,044
     204    GreenPoint Financial Corp. .......................       9,437
   1,123    Hibernia Corp., Class A...........................      29,669
  *2,023    Providian Financial Corp. ........................      31,431
     349    UnionBanCal Corp. ................................      20,693
                                                                ----------
                                                                   214,019
                                                                ----------
            BUSINESS SERVICES -- 3.3%
  +1,267    Equifax, Inc. ....................................      33,401
    *479    Lamar Advertising Co., Class A....................      19,939
     415    Manpower, Inc. ...................................      18,452
                                                                ----------
                                                                    71,792
                                                                ----------
            CHEMICALS -- 1.9%
     314    Avery Dennison Corp. .............................      20,681
    +475    Rohm & Haas Co. ..................................      20,405
                                                                ----------
                                                                    41,086
                                                                ----------
            COMMUNICATIONS -- 8.4%
 *+1,768    American Tower Corp., Class A.....................      27,134
 *+1,681    Network Appliance, Inc. ..........................      38,658
 *+1,220    Nextel Communications, Inc., Class A..............      29,092
   *+295    Research in Motion Ltd. ..........................      22,505
   1,094    Rockwell Collins, Inc. ...........................      40,620
 *+2,562    Tellabs, Inc. ....................................      23,548
                                                                ----------
                                                                   181,557
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.1%
    +493    CDW Corp. ........................................      28,620
  *3,487    Solectron Corp. ..................................      17,261
                                                                ----------
                                                                    45,881
                                                                ----------
            CONSTRUCTION -- 3.1%
    +255    Centex Corp. .....................................      12,847
    +600    Lennar Corp. .....................................      28,578
  -4,046    Rinker Group Ltd. ................................      25,339
                                                                ----------
                                                                    66,764
                                                                ----------
            CONSUMER DURABLES -- 2.0%
     529    BorgWarner, Inc. .................................      22,892
     374    Johnson Controls, Inc. ...........................      21,270
                                                                ----------
                                                                    44,162
                                                                ----------
            CONSUMER NON-DURABLES -- 2.3%
     524    McKesson Corp. ...................................      13,444
    *718    Medco Health Solutions, Inc. .....................      22,186
    *947    Xerox Corp. ......................................      13,335
                                                                ----------
                                                                    48,965
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            DRUGS -- 6.1%
  *1,107    Biovail Corp. ....................................  $   19,148
   *+324    Cephalon, Inc. ...................................      15,504
   *+621    Gilead Sciences, Inc. ............................      23,206
  *1,297    King Pharmaceuticals, Inc. .......................      15,485
  *2,253    Millennium Pharmaceuticals, Inc. .................      30,883
   *+662    Vertex Pharmaceuticals, Inc. .....................       6,951
    *684    Watson Pharmaceuticals, Inc. .....................      20,138
                                                                ----------
                                                                   131,315
                                                                ----------
            EDUCATION -- 2.1%
    *248    Apollo Group, Inc. ...............................      18,210
  *1,030    Education Management Corp. .......................      27,426
                                                                ----------
                                                                    45,636
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.7%
    *385    KLA -- Tencor Corp. ..............................      15,974
                                                                ----------
            ELECTRONICS -- 2.9%
 *+1,228    ASML Holding N.V., NY Shares......................      15,810
     703    American Power Conversion Corp. ..................      12,227
     526    Analog Devices, Inc. .............................      20,383
    *432    International Rectifier Corp. ....................      14,800
                                                                ----------
                                                                    63,220
                                                                ----------
            ENERGY & SERVICES -- 9.2%
    +924    Chesapeake Energy Corp. ..........................      14,630
     672    EOG Resources, Inc. ..............................      44,226
     475    GlobalSantaFe Corp. ..............................      14,556
   *+435    Nabors Industries Ltd. ...........................      20,619
    *770    Premcor, Inc. ....................................      29,630
    +276    Valero Energy Corp. ..............................      22,170
   1,654    XTO Energy, Inc. .................................      53,715
                                                                ----------
                                                                   199,546
                                                                ----------
            FINANCIAL SERVICES -- 3.5%
     318    Blackrock, Inc. ..................................      23,362
     306    Federated Investors, Inc., Class B................       8,711
     546    Legg Mason, Inc. .................................      29,109
    -226    Takefuji Corp. ...................................      14,407
                                                                ----------
                                                                    75,589
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 0.9%
   *+527    Constellation Brands, Inc. .......................      20,058
                                                                ----------
            FOREST & PAPER PRODUCTS -- 1.6%
    *653    Pactiv Corp. .....................................      15,180
 *+1,003    Smurfit-Stone Container Corp. ....................      19,434
                                                                ----------
                                                                    34,614
                                                                ----------
            HEALTH SERVICES -- 1.1%
    *601    Edwards Lifesciences Corp. .......................      20,127
    *381    Human Genome Sciences, Inc. ......................       4,155
                                                                ----------
                                                                    24,282
                                                                ----------
            INSURANCE -- 5.8%
    +303    Ambac Financial Group, Inc. ......................      24,251
     403    Brown & Brown, Inc. ..............................      18,413
     108    Everest Re Group Ltd. ............................       8,035
     350    Fidelity National Financial, Inc. ................      13,332
     540    Gallagher (Arthur J.) & Co. ......................      17,884

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
     451    IPC Holdings Ltd. ................................  $   17,159
      51    White Mountains Insurance Group Ltd. .............      26,563
                                                                ----------
                                                                   125,637
                                                                ----------
            MACHINERY -- 2.4%
     399    Eaton Corp. ......................................      25,275
     445    Parker-Hannifin Corp. ............................      26,210
                                                                ----------
                                                                    51,485
                                                                ----------
            MEDIA & ENTERTAINMENT -- 1.2%
   *+516    EchoStar Communications Corp., Class A............      16,052
    +213    Scripps (E.W.) Co. (The), Class A.................      10,193
                                                                ----------
                                                                    26,245
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.6%
     190    Guidant Corp. ....................................      12,554
                                                                ----------
            METALS, MINERALS & MINING -- 2.8%
     308    Cameco Corp. .....................................      24,390
     588    Precision Castparts Corp. ........................      35,315
                                                                ----------
                                                                    59,705
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 1.4%
    *852    Host Marriott Corp. ..............................      11,959
     445    iStar Financial, Inc. ............................      18,343
                                                                ----------
                                                                    30,302
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 0.4%
    *721    Applera Corp. -- Celera Genomics Group............       8,429
                                                                ----------
            RETAIL -- 3.6%
     276    Abercrombie & Fitch Co. ..........................       8,707
     691    Michaels Stores, Inc. ............................      40,920
    +578    PETsMART, Inc. ...................................      16,398
    +174    Ross Stores, Inc. ................................       4,067
    *203    Williams-Sonoma, Inc. ............................       7,619
                                                                ----------
                                                                    77,711
                                                                ----------
            SOFTWARE & SERVICES -- 10.3%
    *520    Alliance Data Systems Corp. ......................      21,087
 *+1,012    Amdocs Ltd., ADR..................................      22,085
  *1,762    BISYS Group, Inc. (The)...........................      25,741
    *417    CheckFree Corp. ..................................      11,536
   *+591    Electronic Arts, Inc. ............................      27,198
     674    GTECH Holdings Corp. .............................      17,061
   *+490    Intuit, Inc. .....................................      22,251
   *+227    NCR Corp. ........................................      11,215
    *+59    Pixar, Inc. ......................................       4,631
   *+836    Red Hat, Inc. ....................................      10,228
   *+396    Symantec Corp. ...................................      21,711
  *1,369    VeriSign, Inc. ...................................      27,208
                                                                ----------
                                                                   221,952
                                                                ----------
            TRANSPORTATION -- 3.1%
     107    Genuine Parts Co. ................................       4,099
    +500    Lear Corp. .......................................      27,236
     472    PACCAR, Inc. .....................................      32,635
                                                                ----------
                                                                    63,970
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            UTILITIES -- 3.7%
    +662    Cinergy Corp. ....................................  $   26,211
  +1,219    Citizens Communications Co. ......................      16,318
     639    Energy East Corp. (The)...........................      16,077
     624    Wisconsin Energy Corp. ...........................      19,896
                                                                ----------
                                                                    78,502
                                                                ----------
            Total common stocks (cost $1,758,868).............  $2,111,212
                                                                ==========
SHORT-TERM SECURITIES -- 8.3%
            LETTER OF CREDIT HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.4%
   8,347    Santander Central Hispano 0.125% due 10/01/04.....  $    8,347
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 1.5%
$  2,392    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $2,392
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27)
              1.770% due 10/01/04.............................       2,392
   7,175    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $7,176
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due 11/03/04 --
              10/15/07)
              1.875% due 10/01/04.............................       7,175
   1,258    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity
              $1,258(Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28)
              1.720% due 10/01/04.............................       1,258
  20,330    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $20,330
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
              due 10/01/04....................................      20,330
                                                                ----------
                                                                    31,155
                                                                ----------

 HARTFORD MIDCAP HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENT HELD AS COLLATERAL ON LOANED
            SECURITIES -- 6.4%
$ 92,529    Bear, Stearns & Co. Joint TriParty Repurchase
              Agreement, dated 09/30/04; Proceeds at maturity
              $92,533 (Collateralized by Federal Home Loan
              Mortgage Corp. 3.00% -- 8.50% due
              07/15/13 -- 11/15/33 and Federal National
              Mortgage Association 3.00% -- 6.50% due
              11/25/13 -- 06/25/34) 1.900% due 10/01/04.......  $   92,529
  46,200    Greenwich Capital Joint TriParty Repurchase
              Agreement, dated 09/30/04; Proceeds at maturity
              $46,202 (Collateralized by Federal Home Bank
              0.001% -- 4.03% due 08/12/05 -- 07/16/13,
              Federal Home Loan Mortgage Corp. 1.50% -- 6.54%
              due 06/15/05 -- 11/07/07,Resolution Funding
              8.125% -- 8.875% due 10/15/19 -- 04/15/30, SLM
              Corp. 2.00% due 03/15/05 and U.S. Treasury
              Strips 8.875% 07/15/20) 1.88% due 10/01/04......      46,200
                                                                ----------
                                                                   138,729
                                                                ----------
            Total short-term securities (cost $178,231).......  $  178,231
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,937,099) -- 106.1%...............   2,289,443
            OTHER ASSETS, LESS LIABILITIES -- (6.1%)..........    (131,610)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $2,157,833
                                                                ==========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $39,746, which represents 1.8% of the total net assets.

Market value of investments in foreign securities represents 6.7% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD MIDCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 98.7%
            APPAREL & TEXTILE -- 0.7%
    *166    V. F. Corp. ......................................  $    8,219
                                                                ----------
            BANKS -- 8.6%
     622    CIT Group, Inc. ..................................      23,245
    +111    City National Corp. ..............................       7,183
     175    Comerica, Inc. ...................................      10,392
     745    Hibernia Corp., Class A...........................      19,670
     233    IndyMac Bancorp, Inc. ............................       8,445
     353    UnionBanCal Corp. ................................      20,895
     129    Webster Financial Corp. ..........................       6,361
                                                                ----------
                                                                    96,191
                                                                ----------
            BUSINESS SERVICES -- 5.0%
 *+1,314    BearingPoint, Inc. ...............................      11,750
    *469    Rent-A-Center, Inc. ..............................      12,115
   *+511    United Rentals, Inc. .............................       8,126
 *+3,202    UnitedGlobalCom, Inc., Class A....................      23,917
                                                                ----------
                                                                    55,908
                                                                ----------
            CHEMICALS -- 1.0%
    +664    IMC Global, Inc. .................................      11,549
                                                                ----------
            COMMUNICATIONS -- 0.4%
    *179    CB Richard Ellis Group, Inc. .....................       4,123
                                                                ----------
            CONSTRUCTION -- 2.5%
  -4,091    Rinker Group Ltd. ................................      25,622
    *+56    Toll Brothers, Inc. ..............................       2,571
                                                                ----------
                                                                    28,193
                                                                ----------
            CONSUMER DURABLES -- 2.6%
    *871    Arrow Electronics, Inc. ..........................      19,658
     182    BorgWarner, Inc. .................................       7,879
     +58    Hughes Supply, Inc. ..............................       1,732
                                                                ----------
                                                                    29,269
                                                                ----------
            CONSUMER NON-DURABLES -- 3.9%
    *250    Dean Foods Co. ...................................       7,507
    *304    Endo Pharmaceuticals Holdings, Inc. ..............       5,589
   *+332    United Stationers, Inc. ..........................      14,417
    *560    Yankee Candle Co., Inc. (The).....................      16,209
                                                                ----------
                                                                    43,722
                                                                ----------
            DRUGS -- 2.1%
    *219    Barr Pharmaceuticals, Inc. .......................       9,073
   *+816    Biovail Corp. ....................................      14,108
                                                                ----------
                                                                    23,181
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.9%
   *+749    Teradyne, Inc. ...................................      10,041
                                                                ----------
            ELECTRONICS -- 8.3%
    +211    Ametek, Inc. .....................................       6,410
 *+1,755    Fairchild Semiconductor International Inc., Class
              A...............................................      24,867
    +385    Freescale Semiconductor, Inc. ....................       5,510
 *+1,539    GrafTech International Ltd. ......................      21,470
    *291    QLogic Corp. .....................................       8,617
    *229    Varian Semiconductor Equipment Associates,
              Inc. ...........................................       7,061
 *+1,419    Vishay Intertechnology, Inc. .....................      18,311
                                                                ----------
                                                                    92,246
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            ENERGY & SERVICES -- 6.6%
     239    EOG Resources, Inc. ..............................  $   15,764
    -467    IHC Caland N.V. ..................................      24,258
     149    Peabody Energy Corp. .............................       8,871
     437    Talisman Energy, Inc. ............................      11,313
    +414    XTO Energy, Inc. .................................      13,448
                                                                ----------
                                                                    73,654
                                                                ----------
            FINANCIAL SERVICES -- 1.9%
    +745    Apollo Investment Corp. ..........................      10,539
     356    Federated Investors, Inc., Class B................      10,136
                                                                ----------
                                                                    20,675
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 3.2%
    +722    Bunge Ltd. .......................................      28,859
    *280    Smithfield Foods, Inc. ...........................       6,988
                                                                ----------
                                                                    35,847
                                                                ----------
            FOREST & PAPER PRODUCTS -- 4.3%
  *1,063    Pactiv Corp. .....................................      24,712
    +242    Sappi Ltd., ADR...................................       3,465
    *992    Smurfit-Stone Container Corp. ....................      19,217
                                                                ----------
                                                                    47,394
                                                                ----------
            HEALTH SERVICES -- 0.8%
    *171    Coventry Health Care, Inc. .......................       9,126
                                                                ----------
            INSURANCE -- 10.6%
     403    Ambac Financial Group, Inc. ......................      32,252
     367    Endurance Specialty Holdings Ltd. ................      11,793
   *+274    Health Net, Inc. .................................       6,762
     205    Platinum Underwriters Holdings Ltd. ..............       6,011
     339    Radian Group, Inc. ...............................      15,686
    +666    Reinsurance Group of America, Inc. ...............      27,435
    +340    RenaissanceRe Holdings Ltd. ......................      17,558
                                                                ----------
                                                                   117,497
                                                                ----------
            MACHINERY -- 5.7%
 *+1,412    Axcelis Technologies, Inc. .......................      11,691
    *177    FMC Technologies, Inc. ...........................       5,898
    *887    Lam Research Corp. ...............................      19,405
     539    Pall Corp. .......................................      13,195
     431    York International Corp. .........................      13,599
                                                                ----------
                                                                    63,788
                                                                ----------
            MEDIA & ENTERTAINMENT -- 1.4%
 *+1,151    Bally Total Fitness Holding Corp. ................       4,189
     366    Donnelly (R.R.) & Sons Co. .......................      11,460
                                                                ----------
                                                                    15,649
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.3%
     280    Dentsply International, Inc. .....................      14,538
                                                                ----------
            METALS, MINERALS & MINING -- 3.8%
     548    Engelhard Corp. ..................................      15,541
      98    Grupo IMSA S.A., ADR..............................       2,200
   *+316    Inco Ltd. ........................................      12,324
   *+371    International Steel Group, Inc. ..................      12,496
                                                                ----------
                                                                    42,561
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.1%
      40    Prologis..........................................       1,399
                                                                ----------

 HARTFORD MIDCAP VALUE HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- 6.4%
    +554    CBRL Group, Inc. .................................  $   19,999
   1,102    Foot Locker, Inc. ................................      26,127
    *861    Office Depot, Inc. ...............................      12,945
    +516    Ross Stores, Inc. ................................      12,104
                                                                ----------
                                                                    71,175
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 2.8%
    -384    Compagnie Generale des Etablissements Michelin,
              Class B.........................................      19,564
     590    Cooper Tire & Rubber Co. .........................      11,904
                                                                ----------
                                                                    31,468
                                                                ----------
            SOFTWARE & SERVICES -- 0.9%
    *843    Unisys Corp. .....................................       8,696
                                                                ----------
            TRANSPORTATION -- 6.2%
   2,590    Bombardier, Inc. .................................       5,955
     479    CNF, Inc. ........................................      19,614
     370    CSX Corp. ........................................      12,294
    *+99    Continental Airlines, Inc., Class B...............         843
   *+275    ExpressJet Holdings, Inc. ........................       2,754
     266    USF Corp. ........................................       9,561
    *432    United Defense Industries, Inc. ..................      17,260
                                                                ----------
                                                                    68,281
                                                                ----------
            UTILITIES -- 6.7%
     364    Citizens Communications Co. ......................       4,877
     511    PPL Corp. ........................................      24,128
     497    Republic Services, Inc. ..........................      14,782
     228    Sempra Energy.....................................       8,248
     377    UGI Corp. ........................................      14,058
     248    Wisconsin Energy Corp. ...........................       7,902
                                                                ----------
                                                                    73,995
                                                                ----------
            Total common stocks (cost $983,719)...............  $1,098,385
                                                                ==========
 SHARES
---------
SHORT-TERM SECURITIES -- 10.3%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
              SECURITIES -- 8.7%
  96,563    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $   96,563
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 1.6%
 $ 1,391    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $1,391
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27)
              1.770% due 10/01/04.............................       1,391

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
 $ 4,172    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $4,172
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due 11/03/04 --
              10/15/07)
              1.875% due 10/01/04.............................  $    4,172
     731    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $731
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28)
              1.720% due 10/01/04.............................         731
  11,820    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $11,821
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34)
              1.890% due 10/01/04.............................      11,820
                                                                    18,114
                                                                ----------
            Total short-term securities (cost $114,677).......  $  114,677
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,098,396) -- 109.0%...............   1,213,062
            OTHER ASSETS, LESS LIABILITIES -- (9.0%)..........    (100,289)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,112,773
                                                                ==========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $69,444, which represents 6.2% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares round to zero.

Market value of investments in foreign securities represents 9.4% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
COMMERCIAL PAPER -- 58.0%
$ 23,500    Alliance & Leicester
              1.58% due 10/18/04..............................  $   23,482
  22,000    Alliance & Leicester
              1.86% due 12/15/04..............................      21,915
  13,000    American General Finance
              2.241% due 03/24/05.............................      13,019
  43,000    Amsterdam Funding Corp.
              1.67% due 10/12/04..............................      42,978
  50,000    Anz, Inc.
              1.62% due 11/02/04..............................      49,928
 @50,000    Bradford & Bingley PLC
              1.56% due 01/07/05..............................      50,000
  32,538    Bristol-Myers Squibb Co.
              1.77% due 10/21/04..............................      32,506
  43,600    Britnnia Building
              1.62% due 10/20/04..............................      43,563
  50,000    Cafco LLC
              1.57% due 10/25/04..............................      49,948
  26,000    Cargill, Inc.
              1.50% due 10/01/04..............................      26,000
  40,000    Citigroup Global Market
              1.62% due 10/07/04..............................      39,989
 @50,000    Eksportfinans
              1.74% due 10/01/04..............................      50,000
   7,000    General Electric Capital Corp.
              1.86% due 12/17/04..............................       6,972
  43,000    HBOS Treasury Services PLC
              1.66% due 11/16/04..............................      42,909
  42,700    Morgan Stanley Group
              1.91% due 01/24/05..............................      42,739
  43,000    Nordea North America, Inc.
              1.75% due 11/12/04..............................      42,912
 @34,800    Old Line Funding Corp.
              1.72% due 11/02/04..............................      34,747
 @40,000    Preferred Recievable Funding
              1.62% due 10/06/04..............................      39,991
  42,800    Providence Of Quebec
              1.35% due 01/11/05..............................      42,636
 @43,000    Sheffield Receivables
              1.79% due 01/25/05..............................      42,999
  43,000    Stadshypotek Delaware
              1.81% due 11/24/04..............................      42,883
  43,200    State Street Bank & Trust
              1.73% due 11/12/04..............................      43,200
   7,950    State Street Corp.
              1.74% due 10/01/04..............................       7,950
  43,000    Swedbank
              1.72% due 11/12/04..............................      42,914
  43,000    Toronto-Dominion Holdings
              1.53% due 11/09/04..............................      42,928
  17,000    Toyota Motor Credit Corp.
              1.865% due 12/23/04.............................      17,000
  49,252    UBS Finance
              1.75% due 10/01/04..............................      49,252
  50,000    UBS Finance
              1.56% due 10/26/04..............................      49,946

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
$ 23,542    Washington Post Co.
              1.73% due 10/01/04..............................  $   23,542
  43,000    Yorktown Capital LLC
              1.72% due 10/15/04..............................      42,971
                                                                ----------
                                                                 1,101,819
                                                                ----------
            Total commercial paper
              (cost $1,101,819)...............................  $1,101,819
                                                                ==========
CORPORATE NOTES -- 41.8%
$  8,500    American Express Credit
              1.899% due 12/16/04.............................  $    8,503
  40,000    American Express Credit
              1.96% due 12/27/04..............................      40,016
  43,000    Bank of America Corp.
              2.01% due 08/26/05..............................      43,117
  42,800    Bear Stearns Co., Inc.
              2.06% due 06/20/05..............................      42,858
  43,000    Caterpillar Financial Services Corp.
              1.94% due 06/01/05..............................      43,049
  25,600    Federal Home Loan Bank
              1.55% due 05/04/05..............................      25,600
  25,500    Federal Home Loan Bank
              1.40% due 04/01/05..............................      25,500
  43,000    General Electric Co.
              1.71% due 10/24/05..............................      43,040
  @7,000    Goldman Sachs Group, Inc.
              1.56% due 10/25/04..............................       7,000
  43,000    Goldman Sachs Group, Inc.
              1.64% due 07/29/05..............................      43,000
 @43,000    Honda Motor Corp.
              1.64% due 08/04/05..............................      43,000
  21,120    Lehman Brothers Holdings, Inc.
              1.781% due 05/16/05.............................      21,120
  23,460    Lehman Brothers Holdings, Inc.
              7.75% due 01/15/05..............................      23,896
  20,600    Merrill Lynch & Co., Inc.
              1.74% due 07/11/05..............................      20,629
  21,600    Merrill Lynch & Co., Inc.
              2.21% due 09/21/05..............................      21,671
  42,700    Morgan (J.P.) Chase & Co.
              1.99% due 02/24/05..............................      42,753
 @43,000    Nationwide Building Society
              1.683% due 07/22/05.............................      43,025
 @42,000    Northern Rock PLC
              1.56% due 01/13/05..............................      42,000
  43,000    SLM Corp.
              1.96% due 08/15/05..............................      43,043
  33,000    Toyota Motor Credit Corp.
              1.849% due 06/22/05.............................      32,995
  42,500    U.S. Bank N.A.
              1.55% due 03/30/05..............................      42,492
  17,625    United Technologies Corp.
              6.625% due 11/15/04.............................      17,740

 HARTFORD MONEY MARKET HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
$ 34,000    Washington Mutual, Inc.
              1.86% due 03/15/05..............................  $   33,998
  43,000    Wells Fargo & Co.
              1.878% due 06/17/05.............................      43,009
                                                                ----------
                                                                   793,054
                                                                ----------
            Total corporate notes (cost $793,054).............  $  793,054
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,894,873) -- 99.8%............................   1,894,873
            OTHER ASSETS, LESS LIABILITIES -- 0.2%............       3,173
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,898,046
                                                                ==========

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $352,762 or 18.6% of net assets.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 21.4%
$  5,000    Ameriquest Mortgage Securities, Inc., Series
              2002-AR1, Class M1 (Aa2 Moodys)
              2.55% due 09/25/32..............................  $  5,014
   5,000    Ameriquest Mortgage Securities, Inc., Series
              2003-AR3, Class M1 (Aa2 Moodys)
              2.64% due 10/25/33..............................     5,047
   5,000    Ameriquest Mortgage Securities, Inc., Series
              2003-AR3, Class M2 (A2 Moodys)
              3.89% due 10/25/33..............................     5,126
   3,000    Conseco Finance, Series 2001-C, Class M2 (A3
              Moodys)
              2.91% due 08/15/33..............................     2,997
   8,326    Countrywide Home Loans, Inc., Series 2003-J13,
              Class 3A1 (Aaa Moodys)
              5.00% due 01/25/19..............................     8,387
    @101    DLJ Mortgage Acceptance Corp., Series 1996-1,
              Class B1 (A Fitch)
              7.25% due 09/25/11..............................       101
     @34    DLJ Mortgage Acceptance Corp., Series 1996-1,
              Class B2 (BBB Fitch)
              7.25% due 09/25/11..............................        34
      86    Federal Home Loan Mortgage Corp. Interest Strip,
              Series D, Class 2 (Aaa Moody's)
              11.00 due 04/01/09..............................        94
      23    Federal Home Loan Mortgage Corp., Series 2304,
              Class PG (Aaa Moodys)
              6.50% due 03/15/30..............................        23
  24,670    Federal Home Loan Mortgage Corp., Series 2849,
              Class VA (Aaa Moodys)
              5.00% due 08/15/15..............................    25,337
   4,497    Federal National Mortgage Association, Series
              2001-55, Class PC (Aaa Moodys)
              6.50% due 10/25/31..............................     4,681
   5,000    First Franklin Mortgage Loan Asset Backed
              Certificates, Series 2003-FF2, Class M2 (A2
              Moodys)
              3.49% due 07/25/33..............................     5,077
     678    Green Tree Financial Corp., Series 1995-9, Class
              A6 (Aaa Moodys)
              7.30% due 01/15/26..............................       717
   1,000    Green Tree Financial Corp., Series 1998-6, Class
              A6 (AAA Fitch)
              6.27% due 07/01/21..............................     1,025
  10,000    Greenwich Capital Commercial Funding Corp., Series
              2003-C2, Class A3 (Aaa Moodys)
              4.533% due 07/15/10.............................    10,101
 @10,000    Lehman Brothers Floating Rate Commercial Mortgage
              Trust, Series 2003-LLFA, Class A2 (Aaa Moodys)
              2.148% due 12/16/14.............................    10,024
  @5,000    Lehman Brothers Floating Rate Commercial Mortgage
              Trust, Series 2003-LLFA, Class G (Baa1 Moodys)
              2.908% due 12/16/14.............................     5,073
   3,000    Master Asset Backed Securities Trust, Series
              2003-OPT2, Class M1 (Aa2 Moodys)
              2.59% due 05/25/33..............................     3,022

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
$  2,000    Master Asset Backed Securities Trust, Series
              2003-OPT2, Class M2 (A2 Moodys)
              3.64% due 05/25/33..............................  $  2,038
   2,133    Master Asset Securitization Trust, Series 2002-6,
              Class 6A1 (Aaa Moodys)
              6.50% due 10/25/32..............................     2,140
   6,733    Master Asset Securitization Trust, Series 2003-11,
              Class 10A1 (AAA Fitch) 5.00% due 12/25/18.......     6,800
   4,000    Merrill Lynch Mortgage Investors, Inc., Series
              2002-HE1, Class M1 (Aa2 Moodys)
              2.94% due 05/25/32..............................     4,058
   5,000    Merrill Lynch Mortgage Trust, Series 2003-KEY1,
              Class A4 (AAA Fitch)
              5.236% due 11/12/35.............................     5,186
   5,000    Morgan Stanley ABS Capital I, Series 2002-NC6,
              Class M1 (Aa2 Moody's)
              2.84% due 11/25/32..............................     5,077
  10,000    Morgan Stanley Capital I, Series 2003-IQ5, Class
              A3 (Aaa Moodys)
              4.74% due 12/15/41..............................    10,117
   5,502    Prime Mortgage Trust, Series 2004-CL1, Class 1A1
              (Aa Moodys)
              6.00% due 02/25/34..............................     5,623
   5,000    Residential Asset Mortgage Products, Inc., Series
              2001-RS3, Class AI5 (Aaa Moodys)
              5.70% due 10/25/31..............................     5,091
   1,707    Soundview Home Equity Loan Trust, Series 2000-1,
              Class M1 (Aa2 Moodys)
              8.64% due 05/25/30..............................     1,754
   5,000    Structured Asset Securities Corp., Series
              2003-BC2, Class M1 (Aa Moody's)
              2.84% due 02/25/33..............................     5,082
  @5,000    Wachovia Bank Commercial Mortgage Trust, Series
              2003-WHL2, Class A3 (Aaa Moodys)
              2.08% due 06/15/13..............................     5,001
  @5,000    Wachovia Bank Commercial Mortgage Trust, Series
              2003-WHL2, Class F (A+ Fitch)
              2.81% due 06/15/13..............................     5,036
                                                                --------
                                                                 154,883
                                                                --------
            Total collateralized mortgage obligations (cost
              $153,394).......................................  $154,883
                                                                ========
INTEREST ONLY -- 2.5%
$ 52,200    Banc of America Commercial Mortgage, Inc., Series
              2002-2, Class XP (Aaa Moodys)
              1.804% due 07/11/43.............................  $  3,899
 @42,853    Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2002-TOP8, Class X2 (Aaa Moodys)
              2.126% due 08/15/38.............................     3,812
 @59,423    CS First Boston Mortgage Securities Corp., Series
              2003-CNP1, Class ASP (Aaa Moodys)
              1.81% due 03/01/35..............................     3,675
   3,599    Federal Home Loan Mortgage Corp., Series 2492,
              Class ID (Aaa Moodys)
              6.00% due 09/15/19..............................       101

 HARTFORD MORTGAGE SECURITIES HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
INTEREST ONLY -- (CONTINUED)
$  3,653    Federal Home Loan Mortgage Corp., Series 2501,
              Class MI (Aaa Moodys)
              5.50% due 09/15/15..............................  $    244
   2,740    Federal Home Loan Mortgage Corp., Series 2503,
              Class UD (Aaa Moodys)
              5.50% due 04/15/15..............................       136
   7,915    Federal Home Loan Mortgage Corp., Series 2527,
              Class IW (Aaa Moodys)
              6.00% due 12/15/28..............................       507
 @55,232    LB-UBS Commercial Mortgage Trust, Series 2003-C1,
              Class XCP (Aaa Moodys)
              1.657% due 04/15/33.............................     2,881
 @36,058    Mach One Trust, Series 2004-1A, Class X (Aaa
              Moodys)
              1.637% due 05/28/40.............................     2,518
                                                                --------
                                                                  17,773
                                                                --------
            Total interest only (cost $26,561)................  $ 17,773
                                                                ========
U.S. TREASURIES & FEDERAL AGENCIES -- 75.4%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 18.3%
$    206    10.00 due 09/01/05 -- 11/01/20....................  $    231
  21,696    5.00% due 05/01/34 -- 08/01/34....................    21,509
###98,728   5.50% due 11/01/32 -- 06/01/34....................   100,174
   2,001    6.00% due 10/01/22 -- 01/01/28....................     2,079
   6,450    7.00% due 10/01/26 -- 11/01/32....................     6,846
      97    7.50% due 05/01/24 -- 06/01/25....................       104
     230    8.00% due 02/01/13 -- 10/01/24....................       251
     127    8.50% due 10/01/09 -- 10/01/24....................       138
       7    9.00% due 10/01/06................................         7
      45    9.50% due 11/01/08................................        47
                                                                --------
                                                                 131,386
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 36.0%
  31,888    4.50% due 06/01/18 -- 08/01/33....................    31,237
  71,084    5.00% due 08/01/18 -- 05/01/34....................    70,739
  69,222    5.50% due 06/01/33 -- 09/01/34....................    70,262
###51,876   6.00% due 10/01/23 -- 08/01/34....................    53,772
  19,678    6.50% due 04/01/28 -- 08/01/32....................    20,672
  10,519    7.00% due 06/01/11 -- 02/01/32....................    11,162
     985    8.00% due 10/01/29 -- 02/01/31....................     1,072
      79    9.00% due 05/01/21 -- 09/01/21....................        89
                                                                --------
                                                                 259,005
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 14.4%
      44    10.00 due 05/15/13................................        49
       8    12.50 due 03/15/15................................         9
  77,158    6.00% due 01/15/33 -- 07/01/34....................    80,002
  12,441    6.50% due 12/15/28 -- 01/15/32....................    13,143
   6,781    7.00% due 10/15/32................................     7,232
   2,038    7.50% due 04/15/22 -- 04/20/30....................     2,200
     730    8.50% due 06/15/17 -- 04/15/30....................       803
     356    9.50% due 10/15/09 -- 11/15/09....................       390
                                                                --------
                                                                 103,828
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
            U.S. TREASURY NOTES -- 6.7%
$ 34,000    4.75% due 05/15/14................................  $ 35,689
  10,970    5.00% due 02/15/11................................    11,794
                                                                --------
                                                                  47,483
                                                                --------
            Total U.S. treasuries & federal agencies (cost
              $533,369).......................................  $541,702
                                                                ========
SHORT-TERM SECURITIES -- 2.6%
            REPURCHASE AGREEMENT -- 2.6%
$  4,463    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $4,463
              (Collateralized by U.S. Treasury Bonds, 8.875%
              due 08/15/17)
              1.720% due 10/01/04.............................  $  4,463
   4,463    RBS Greenwich Capital Markets Joint Repurchase
              Agreement, dated 09/30/04; Proceeds at maturity
              $4,463 (Collateralized by U.S. Treasury Bonds,
              8.60% -- 8.75% due 08/15/20)
              1.730% due 10/01/04.............................     4,463
   3,584    State Street Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $3,584
              (Collateralized by U.S. Treasury Bonds,
              6.125% -- 9.00% due 08/15/17 -- 08/15/29 and
              U.S. Treasury Notes, 4.75% due 05/15/14)
              1.700% due 10/01/04.............................     3,584
   5,951    UBS Warburg Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $5,951
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 7.875% due 05/15/16 -- 11/15/28)
              1.730% due 10/01/04.............................     5,951
                                                                --------
                                                                  18,461
                                                                --------
            Total short-term securities (cost $18,461)........  $ 18,461
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $731,785) -- 101.9%.................   732,819
            OTHER ASSETS, LESS LIABILITIES -- (1.9%)..........   (13,940)
                                                                --------
            NET ASSETS -- 100.0%..............................  $718,879
                                                                ========

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $38,155 or 5.3% of net assets.

  ###  The cost of the securities purchased on a when-issued basis at September
       30, 2004 was $16,771.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 98.7%
            AEROSPACE & DEFENSE -- 0.2%
    *148    Sirf Technology Holdings, Inc. ...................  $    2,106
                                                                ----------
            APPAREL & TEXTILE -- 1.5%
    *633    Quiksilver, Inc. .................................      16,100
                                                                ----------
            BANKS -- 2.3%
     296    Amcore Financial, Inc. ...........................       8,390
     437    IndyMac Bancorp, Inc. ............................      15,831
                                                                ----------
                                                                    24,221
                                                                ----------
            BUSINESS SERVICES -- 5.5%
     234    Corporate Executive Board Co. ....................      14,343
  *1,141    DiamondCluster International, Inc. ...............      13,925
  *1,062    MPS Group, Inc. ..................................       8,934
    *573    Navigant Consulting, Inc. ........................      12,585
    *506    Sotheby's Holdings................................       7,949
                                                                ----------
                                                                    57,736
                                                                ----------
            COMMUNICATIONS -- 11.0%
 *+1,957    American Tower Corp., Class A.....................      30,044
    *418    CB Richard Ellis Group, Inc. .....................       9,665
  *2,039    Crown Castle International Corp. .................      30,343
     *60    Jamdat Mobile, Inc. ..............................       1,360
    *698    Openwave Systems, Inc. ...........................       6,155
     218    Plantronics, Inc. ................................       9,416
    *704    Polycom, Inc. ....................................      13,957
 *+4,505    Sirius Satellite Radio, Inc. .....................      14,416
                                                                ----------
                                                                   115,356
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.5%
    *567    Insight Enterprises, Inc. ........................       9,551
   *+316    Sierra Wireless, Inc. ............................       5,632
                                                                ----------
                                                                    15,183
                                                                ----------
            CONSTRUCTION -- 2.7%
     279    Standard-Pacific Corp. ...........................      15,709
    *358    Washington Group International, Inc. .............      12,388
                                                                ----------
                                                                    28,097
                                                                ----------
            CONSUMER DURABLES -- 1.1%
     158    Eagle Materials, Inc. ............................      11,265
                                                                ----------
            CONSUMER NON-DURABLES -- 2.5%
     272    Kenneth Cole Productions, Inc., Class A...........       7,646
    -303    Kose Corp. .......................................      11,619
     279    Nu Skin Enterprises, Inc. ........................       6,566
                                                                ----------
                                                                    25,831
                                                                ----------
            CONSUMER SERVICES -- 3.3%
     955    Jackson Hewitt Tax Service, Inc. .................      19,314
  *2,428    Service Corp. International.......................      15,078
                                                                ----------
                                                                    34,392
                                                                ----------
            DRUGS -- 6.2%
    *665    Abgenix, Inc. ....................................       6,557
   *+865    Alkermes, Inc. ...................................       9,977
   *+481    AtheroGenics, Inc. ...............................      15,834
   *+432    Medicines Co. (The)...............................      10,431
   *+372    NPS Pharmaceuticals, Inc. ........................       8,093
     *23    Neurocrine Biosciences, Inc. .....................       1,089

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            DRUGS -- (CONTINUED)
    *332    Salix Pharmaceuticals Ltd. .......................  $    7,136
    -150    Schwarz Pharma AG.................................       5,640
                                                                ----------
                                                                    64,757
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.3%
  -7,046    Techtronic Industries Co. ........................      13,865
                                                                ----------
            ELECTRONICS -- 10.5%
  *1,937    Aeroflex, Inc. ...................................      20,475
    *601    Fairchild Semiconductor International Inc., Class
              A...............................................       8,512
   *+563    FuelCell Energy, Inc. ............................       5,771
  *1,286    GrafTech International Ltd. ......................      17,933
    *422    Helen of Troy Ltd. ...............................      11,484
  *2,128    MEMC Electronic Materials, Inc. ..................      18,049
    *699    Microsemi Corp. ..................................       9,860
    *251    Moog, Inc. .......................................       9,108
    *440    Semtech Corp. ....................................       8,433
                                                                ----------
                                                                   109,625
                                                                ----------
            ENERGY & SERVICES -- 6.8%
     375    Arch Coal, Inc. ..................................      13,295
    +364    Cabot Oil & Gas Corp. ............................      16,347
  -1,370    ERG S.p.A. .......................................      11,173
     275    Patina Oil & Gas Corp. ...........................       8,140
    *207    Western Oil Sands, Inc. ..........................       6,185
    *538    Whiting Petroleum Corp. ..........................      16,351
                                                                ----------
                                                                    71,491
                                                                ----------
            EXCHANGE TRADED FUNDS -- 1.2%
     219    iShares Russell 2000 Growth Index Fund............      12,827
                                                                ----------
            FINANCIAL SERVICES -- 1.3%
   *+248    Affiliated Managers Group, Inc. ..................      13,301
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 0.9%
    *383    Peet's Coffee & Tea, Inc. ........................       8,955
                                                                ----------
            HEALTH SERVICES -- 2.0%
    *391    Genesis Healthcare Corp. .........................      11,890
    *556    Symbion, Inc. ....................................       8,952
                                                                ----------
                                                                    20,842
                                                                ----------
            HOTELS & GAMING -- 1.3%
  *1,752    La Quinta Corp. ..................................      13,662
                                                                ----------
            INSURANCE -- 3.8%
     686    American Equity Investment Life Holding Co. ......       6,508
    *204    Arch Capital Group Ltd. ..........................       7,929
    *425    HealthExtras, Inc. ...............................       5,921
     275    Platinum Underwriters Holdings Ltd. ..............       8,056
   *+844    U.S.I. Holdings Corp. ............................      11,517
                                                                ----------
                                                                    39,931
                                                                ----------
            MEDIA & ENTERTAINMENT -- 1.9%
 *+1,727    Lions Gate Entertainment Corp. ...................      15,027
   *+807    Tivo, Inc. .......................................       5,339
                                                                ----------
                                                                    20,366
                                                                ----------

 HARTFORD SMALL COMPANY HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
    *347    Abaxis, Inc. .....................................  $    4,510
    *124    Respironics, Inc. ................................       6,609
    *204    Zoll Medical Corp. ...............................       6,816
                                                                ----------
                                                                    17,935
                                                                ----------
            METALS, MINERALS & MINING -- 0.9%
     191    Carpenter Technology..............................       9,128
                                                                ----------
            REAL ESTATE -- 0.9%
    -233    Pirelli & C. Real Estate S.p.A. ..................       9,671
            RESEARCH & TESTING FACILITIES -- 1.8%
    *323    Amylin Pharmaceuticals, Inc. .....................       6,634
    *663    Exelixis, Inc. ...................................       5,347
   *+292    ICOS Corp. .......................................       7,051
                                                                ----------
                                                                    19,032
                                                                ----------
            RETAIL -- 3.8%
    *447    AC Moore Arts & Crafts, Inc. .....................      11,048
     410    Landry's Restaurants, Inc. .......................      11,201
    *352    RARE Hospitality International, Inc. .............       9,374
    *188    Red Robin Gourmet Burgers.........................       8,197
                                                                ----------
                                                                    39,820
                                                                ----------
            SOFTWARE & SERVICES -- 10.3%
     439    Acxiom Corp. .....................................      10,417
  *1,205    Agile Software Corp. .............................       9,559
   *+455    Ask Jeeves, Inc. .................................      14,868
    *540    CSG Systems International, Inc. ..................       8,324
    *734    Embarcadero Technologies, Inc. ...................       6,213
    *214    NAVTEQ Corp. .....................................       7,616
    *429    Red Hat, Inc. ....................................       5,251
  *1,289    Sapient Corp. ....................................       9,834
   *+571    Serena Software, Inc. ............................       9,544
    *533    THQ, Inc. ........................................      10,377
    *423    Verint Systems, Inc. .............................      15,578
                                                                ----------
                                                                   107,581
                                                                ----------
            TRANSPORTATION -- 10.5%
    *821    AirTran Holdings, Inc. ...........................       8,175
     414    Arkansas Best Corp. ..............................      15,167
   *+810    Fleetwood Enterprises, Inc. ......................      12,290
    *294    Forward Air Corp. ................................      11,755
   *+617    Gol-Linhas Aereas Inteligentes S.A., ADR..........      12,517
    *889    Sirva, Inc. ......................................      20,357
    *326    United Defense Industries, Inc. ..................      13,045
    *361    Yellow Roadway Corp. .............................      16,928
                                                                ----------
                                                                   110,234
                                                                ----------
            Total common stocks (cost $931,785)...............  $1,033,310
                                                                ==========

SHORT-TERM SECURITIES -- 15.3%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 14.0%
 146,535    BNY Institutional Cash Reserves Fund..............  $  146,535
                                                                ----------
PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
 -------                                                        ----------
            REPURCHASE AGREEMENT -- 1.3%
 $ 1,031    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $1,031
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27)
              1.770% due 10/01/04.............................  $    1,031
   3,093    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $3,093
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due 11/03/04 --
              10/15/07)
              1.875% due 10/01/04.............................       3,093
     542    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $542
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28)
              1.720% due 10/01/04.............................         542
   8,765    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $8,765
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34)
              1.890% due 10/01/04.............................       8,765
                                                                ----------
                                                                    13,431
                                                                ----------
            Total short-term securities (cost $159,966).......  $  159,966
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,091,751) -- 114.0%...............   1,193,276
            OTHER ASSETS, LESS LIABILITIES -- (14.0%).........    (146,463)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,046,813
                                                                ==========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $51,968, which represents 5.0% of the total net assets.

Market value of investments in foreign securities represents 7.3% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 98.2%
            BANKS -- 11.2%
   2,076    American Express Co. .............................  $  106,817
   5,743    Bank of America Corp. ............................     248,844
   5,944    Citigroup, Inc. ..................................     262,245
   1,767    State Street Corp. ...............................      75,447
                                                                ----------
                                                                   693,353
                                                                ----------
            BUSINESS SERVICES -- 1.2%
  *2,744    Accenture Ltd. ...................................      74,233
                                                                ----------
            CHEMICALS -- 1.3%
   1,805    du Pont (E.I.) de Nemours & Co. ..................      77,267
                                                                ----------
            COMMUNICATIONS -- 1.2%
   4,038    Motorola, Inc. ...................................      72,838
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.2%
   1,413    3M Co. ...........................................     113,006
  *4,604    EMC Corp. ........................................      53,128
   5,112    Hewlett-Packard Co. ..............................      95,857
                                                                ----------
                                                                   261,991
                                                                ----------
            CONSUMER NON-DURABLES -- 5.6%
   1,881    Colgate-Palmolive Co. ............................      84,970
  +2,371    Gillette Co. (The)................................      98,961
   2,947    Procter & Gamble Co. (The)........................     159,475
                                                                ----------
                                                                   343,406
                                                                ----------
            DRUGS -- 11.8%
   1,737    Abbott Laboratories...............................      73,558
  *2,090    Amgen, Inc. ......................................     118,450
  +2,399    Eli Lilly & Co. ..................................     144,072
    *943    Genzyme Corp. ....................................      51,309
   8,842    Pfizer, Inc. .....................................     270,558
   1,865    Wyeth.............................................      69,755
                                                                ----------
                                                                   727,702
                                                                ----------
            ELECTRONICS -- 10.9%
  *1,285    Broadcom Corp., Class A...........................      35,054
  *7,546    Cisco Systems, Inc. ..............................     136,590
   9,054    General Electric Co. .............................     304,033
   6,704    Intel Corp. ......................................     134,482
  +2,983    Texas Instruments, Inc. ..........................      63,472
                                                                ----------
                                                                   673,631
                                                                ----------
            ENERGY & SERVICES -- 6.9%
   2,167    ChevronTexaco Corp. ..............................     116,250
  +5,335    ExxonMobil Corp. .................................     257,816
     761    Schlumberger Ltd. ................................      51,196
                                                                ----------
                                                                   425,262
                                                                ----------
            FINANCIAL SERVICES -- 1.3%
   1,575    Morgan Stanley Dean Witter & Co. .................      77,638
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 5.8%
   1,268    Anheuser-Busch Cos., Inc. ........................      63,322
   2,606    Coca-Cola Co. (The)...............................     104,362
   1,623    General Mills, Inc. ..............................      72,864
   2,362    PepsiCo., Inc. ...................................     114,926
                                                                ----------
                                                                   355,474
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            HOTELS & GAMING -- 0.9%
   1,047    Marriott International, Inc., Class A.............  $   54,381
                                                                ----------
            INSURANCE -- 5.7%
   2,726    American International Group, Inc. ...............     185,361
   2,181    Marsh & McLennan Cos., Inc. ......................      99,784
   1,971    St. Paul Travelers Cos., Inc. (The)...............      65,169
                                                                ----------
                                                                   350,314
                                                                ----------
            MACHINERY -- 3.0%
 *+3,703    Applied Materials, Inc. ..........................      61,064
   1,543    Caterpillar, Inc. ................................     124,158
                                                                ----------
                                                                   185,222
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.9%
 *10,434    Time Warner, Inc. ................................     168,408
  +2,135    Viacom, Inc., Class B.............................      71,647
                                                                ----------
                                                                   240,055
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.2%
   2,674    Medtronic, Inc. ..................................     138,791
                                                                ----------
            METALS, MINERALS & MINING -- 2.9%
   2,341    Alcoa, Inc. ......................................      78,617
   1,058    Illinois Tool Works, Inc. ........................      98,611
                                                                ----------
                                                                   177,228
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.1%
     218    General Growth Properties, Inc. ..................       6,752
                                                                ----------
            RETAIL -- 3.7%
  +1,728    Costco Wholesale Corp. ...........................      71,795
  +3,672    Gap, Inc. (The)...................................      68,672
   2,223    Home Depot, Inc. (The)............................      87,153
                                                                ----------
                                                                   227,620
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.2%
     928    NIKE, Inc., Class B...............................      73,134
                                                                ----------
            SOFTWARE & SERVICES -- 6.6%
   1,943    First Data Corp. .................................      84,534
  11,669    Microsoft Corp. ..................................     322,656
                                                                ----------
                                                                   407,190
                                                                ----------
            TRANSPORTATION -- 5.7%
   1,024    FedEx Corp. ......................................      87,721
   1,644    Lockheed Martin Corp. ............................      91,725
   1,403    Northrop Grumman Corp. ...........................      74,796
   1,069    United Technologies Corp. ........................      99,833
                                                                ----------
                                                                   354,075
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.9%
     963    Federal National Mortgage Association.............      61,023
                                                                ----------
            Total common stocks (cost $5,988,270).............  $6,058,580
                                                                ==========
SHORT-TERM SECURITIES -- 3.2%
            LETTER OF CREDIT HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
   6,220    Santander Central Hispano
              0.125% due 10/01/04.............................  $    6,220
                                                                ----------

 HARTFORD STOCK HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                       MARKET
  AMOUNT                                                         VALUE
-----------                                                    ----------
                                    SHORT-TERM SECURITIES -- (CONTINUED)
           REPURCHASE AGREEMENT -- 1.7%
 $   8,094 ABN Amro Joint Repurchase Agreement, dated
             09/30/04; Proceeds at maturity $8,094
             (Collateralized by U.S. Treasury Bonds,
             6.00% -- 7.125% due 02/15/23 -- 08/15/27)
             1.770% due 10/01/04.............................  $    8,094
    24,281 ABN Amro Joint TriParty Repurchase Agreement,
             dated 09/30/04; Proceeds at maturity $24,282
             (Collateralized by U.S. Treasury Bills, 1.853%
             due 02/15/05 and Federal National Mortgage
             Association, 1.756% -- 6.625% due 11/03/04 --
             10/15/07)
             1.875% due 10/01/04.............................      24,281
     4,255 BPN Paribas Joint Repurchase Agreement, dated
             09/30/04; Proceeds at maturity $4,255
             (Collateralized by U.S. Treasury Bonds,
             5.25% -- 10.75% due 08/15/05 -- 11/15/28)
             1.720% due 10/01/04.............................       4,255
    68,796 UBS Warburg Joint TriParty Repurchase Agreement,
             dated 09/30/04; Proceeds at maturity $68,800
             (Collateralized by Federal Home Loan Mortgage
             Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
             and Federal National Mortgage Association,
             4.50% -- 7.50% due 11/01/05 -- 09/01/34)
             1.890% due 10/01/04.............................      68,796
                                                               ----------
                                                                  105,426
                                                               ----------
           REPURCHASE AGREEMENT HELD AS COLLATERAL ON LOANED
           SECURITIES -- 1.4%
    57,540 Bear, Stearns & Co. Joint TriParty Repurchase
             Agreement, dated 09/30/04; Proceeds at maturity
             $57,541 (Collateralized by Federal Home Loan
             Mortgage Corp. 3.00% -- 8.50% due
             07/15/13 -- 11/15/33 and Federal National
             Mortgage Association 3.00% -- 6.50% due
             11/25/13 -- 06/25/34)
             1.90% due 10/01/04..............................      57,540
    28,763 Greenwich Capital Joint TriParty Repurchase
             Agreement, dated 09/30/04; Proceeds at maturity
             $28,764 (Collateralized by Federal Home Bank
             0.001% -- 4.03% due 08/12/05 -- 07/16/13,
             Federal Home Loan Mortgage Corp. 1.50%-6.54% due
             06/15/05 -- 11/07/07, Resolution Funding
             8.125% -- 8.875% due 10/15/19 -- 04/15/30, SLM
             Corp. 2.00% due 03/15/05 and U.S. Treasury
             Strips 8.875% 07/15/20)
             1.88% due 10/01/04..............................      28,763
                                                               ----------
                                                                   86,303
                                                               ----------
           Total short-term securities
             (cost $197,949).................................  $  197,949
                                                               ==========

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $6,186,219) -- 101.4%...............  $6,256,529
            OTHER ASSETS, LESS LIABILITIES -- (1.4%)..........     (86,915)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $6,169,614
                                                                ==========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.
Book and tax cost are approximately the same.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 99.9%
            BANKS -- 17.6%
    269     Bank of America Corp. ............................  $ 11,632
    263     Citigroup, Inc. ..................................    11,612
    123     Morgan (J.P.) Chase & Co. ........................     4,869
    149     National City Corp. ..............................     5,762
     38     PNC Financial Services Group, Inc. ...............     2,029
     40     SunTrust Banks, Inc. .............................     2,823
     43     Washington Mutual, Inc. ..........................     1,673
     67     Wells Fargo & Co. ................................     4,007
                                                                --------
                                                                  44,407
                                                                --------
            CHEMICALS -- 3.2%
     61     Dow Chemical Co. (The)............................     2,770
    122     du Pont (E.I.) de Nemours & Co. ..................     5,209
                                                                --------
                                                                   7,979
                                                                --------
            COMMUNICATIONS -- 3.1%
    179     BellSouth Corp. ..................................     4,854
    110     SBC Communications, Inc. .........................     2,865
                                                                --------
                                                                   7,719
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 1.5%
     71     Hewlett-Packard Co. ..............................     1,332
     29     International Business Machines Corp. ............     2,452
                                                                --------
                                                                   3,784
                                                                --------
            CONSUMER NON-DURABLES -- 1.0%
     80     Tyco International Ltd. ..........................     2,450
                                                                --------
            DRUGS -- 5.7%
    228     Pfizer, Inc. .....................................     6,962
   *102     Watson Pharmaceuticals, Inc. .....................     2,996
    122     Wyeth.............................................     4,555
                                                                --------
                                                                  14,513
                                                                --------
            ELECTRICAL EQUIPMENT -- 2.4%
     61     Rockwell Automation, Inc. ........................     2,341
    272     Teradyne, Inc. ...................................     3,647
                                                                --------
                                                                   5,988
                                                                --------
            ELECTRONICS -- 3.2%
     92     Emerson Electric Co. .............................     5,688
    124     Intel Corp. ......................................     2,495
                                                                --------
                                                                   8,183
                                                                --------
            ENERGY & SERVICES -- 10.6%
     75     ConocoPhillips....................................     6,181
    262     ExxonMobil Corp. .................................    12,667
    121     GlobalSantaFe Corp. ..............................     3,703
     99     Shell Transport & Trading Co., PLC, ADR...........     4,384
                                                                --------
                                                                  26,935
                                                                --------
            FINANCIAL SERVICES -- 3.8%
     55     Goldman Sachs Group, Inc. ........................     5,147
     89     Morgan Stanley Dean Witter & Co. .................     4,383
                                                                --------
                                                                   9,530
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            FOOD, BEVERAGE & TOBACCO -- 3.5%
     74     Kellogg Co. ......................................  $  3,136
    118     PepsiCo., Inc. ...................................     5,736
                                                                --------
                                                                   8,872
                                                                --------
            FOREST & PAPER PRODUCTS -- 3.0%
     44     Kimberly-Clark Corp. .............................     2,861
     70     Weyerhaeuser Co. .................................     4,620
                                                                --------
                                                                   7,481
                                                                --------
            INSURANCE -- 6.0%
     59     Ace Ltd. .........................................     2,364
   *+53     Anthem, Inc. .....................................     4,607
     37     Chubb Corp. (The).................................     2,600
     28     Marsh & McLennan Cos., Inc. ......................     1,290
     84     Principal Financial Group (The)...................     3,018
     36     St. Paul Travelers Cos., Inc. (The)...............     1,197
                                                                --------
                                                                  15,076
                                                                --------
            MACHINERY -- 4.8%
   *274     Applied Materials, Inc. ..........................     4,517
     95     Caterpillar, Inc. ................................     7,643
                                                                --------
                                                                  12,160
                                                                --------
            MEDIA & ENTERTAINMENT -- 3.2%
   *158     Comcast Corp., Class A............................     4,462
   *233     Time Warner, Inc. ................................     3,754
                                                                --------
                                                                   8,216
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.5%
    112     Baxter International, Inc. .......................     3,615
     48     Beckman Coulter, Inc. ............................     2,683
                                                                --------
                                                                   6,298
                                                                --------
            METALS, MINERALS & MINING -- 4.5%
   +227     Alcoa, Inc. ......................................     7,611
     40     Illinois Tool Works, Inc. ........................     3,727
                                                                --------
                                                                  11,338
                                                                --------
            RETAIL -- 4.4%
    124     CVS Corp. ........................................     5,241
    153     Dollar General Corp. .............................     3,077
     99     McDonald's Corp. .................................     2,769
                                                                --------
                                                                  11,087
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 1.4%
     44     NIKE, Inc., Class B...............................     3,436
                                                                --------
            TRANSPORTATION -- 5.1%
    134     CSX Corp. ........................................     4,439
     16     General Dynamics Corp. ...........................     1,644
    +80     General Motors Corp. .............................     3,381
    252     Southwest Airlines Co. ...........................     3,430
                                                                --------
                                                                  12,894
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 1.5%
     66     Federal National Mortgage Association.............     4,172
                                                                --------

 HARTFORD VALUE HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
     57     Dominion Resources, Inc. .........................  $  3,739
     36     Entergy Corp. ....................................     2,200
    158     Exelon Corp. .....................................     5,779
     43     PPL Corp. ........................................     2,024
     17     Progress Energy, Inc. ............................       703
     55     Scana Corp. ......................................     2,061
     78     TXU Corp. ........................................     3,714
                                                                --------
                                                                  20,220
                                                                --------
            Total common stocks (cost $234,145)...............  $252,738
                                                                ========
SHORT-TERM SECURITIES -- 2.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.8%
  7,101     BNY Institutional Cash Reserves Fund..............  $  7,101
                                                                --------
PRINCIPAL
AMOUNT
    ---
            REPURCHASE AGREEMENT -- 0.1%
    $11     ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $11
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
              due 10/01/04....................................        11
     32     ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $32
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07) 1.875% due 10/01/04.......        32
      6     BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $6
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
              due 10/01/04....................................         6
     92     UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $92
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34)
              1.890% due 10/01/04.............................        92
                                                                --------
                                                                     141
                                                                --------
            Total short-term securities (cost $7,242).........  $  7,242
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $241,387) -- 102.8%.................   259,980
            OTHER ASSETS, LESS LIABILITIES -- (2.8%)..........    (7,035)
                                                                --------
            NET ASSETS -- 100.0%..............................  $252,945
                                                                ========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

Market value of investments in foreign securities represents 1.7% of total net assets as of September 30, 2004.
Book and tax cost are approximately the same.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

        (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                HARTFORD SERIES FUND, INC.


Date:  November 22, 2004        By: /s/ David M. Znamierowski
                                   ---------------------------------------------
                                   David M. Znamierowski
                                   Its: President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  November 22, 2004        By: /s/ David M. Znamierowski
                                   ---------------------------------------------
                                   David M. Znamierowski
                                   Its: President


Date:  November 22, 2004        By: /s/ Tamara L. Fagely
                                   ---------------------------------------------
                                   Tamara L. Fagely
                                   Its: Vice President, Controller and Treasurer

                                  EXHIBIT LIST


99.CERT   10(a)    Certifications

                   (i) Section 302 certification of principal executive officer

                   (ii) Section 302 certification of principal financial officer